UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

THE TARGET PORTFOLIO TRUST®

SEMIANNUAL REPORT • APRIL 30, 2013

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

TARGET FUNDS and TARGET Portfolio Trust are distributed by Prudential Investment Management Services LLC, Newark, NJ, a Prudential Financial company and member of SIPC. Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear TARGET Shareholder:

We hope you find the semiannual report for TARGET informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by our team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.56%; Class T, 0.81%. Net operating expenses: Class R, 1.31%; Class T, 0.81%, after contractual reduction through 2/28/2014.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2014.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.64%; Class T, 0.89%. Net operating expenses: Class R, 1.39%; Class T, 0.89%, after contractual reduction through 2/28/2014.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.42%; Class T, 0.67%. Net operating expenses: Class R, 1.17%; Class T, 0.67%, after contractual reduction through 2/28/2014.

International Equity Portfolio:

Gross operating expenses: Class Q, 0.83%; Class R, 1.69%; Class T, 0.94%. Net operating expenses: Class Q, 0.83%; Class R, 1.44%; Class T, 0.94%, after contractual reduction through 2/28/2014.

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	13.43%	9.05%	17.78%	N/A	28.90% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	13.76	9.63	20.72	85.43%	—
Russell 1000® Growth Index	13.71	12.60	38.01	117.43	—
S&P 500 Index	14.41	16.88	28.90	113.47	—
Lipper Large-Cap Growth Funds Avg.	12.45	9.28	24.06	99.19	—

2	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)		8.33%	4.35%	N/A	3.82% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		8.84	4.88	7.29%	—
Russell 1000 Growth Index		10.09	7.30	8.62	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Large-Cap Growth Funds Avg.		7.36	5.30	7.68	—

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	15.64%	18.20%	5.17%	N/A	8.67% (8/22/06)
Large Capitalization Value Portfolio (Class T)	15.90	18.79	7.87	104.07%	—
Russell 1000® Value Index	16.31	21.80	22.66	124.49	—
S&P 500 Index	14.41	16.88	28.90	113.47	—
Lipper Large-Cap Value Funds Avg.	15.25	18.41	19.19	107.62	—

	Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)		14.55%	1.39%	N/A	0.89% (8/22/06)
Large Capitalization Value Portfolio (Class T)		15.04	1.89	8.00%	—
Russell 1000 Value Index		18.77	4.85	9.18	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Large-Cap Value Funds Avg.		14.96	4.12	8.15	—

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	16.00%	10.92%	24.40%	N/A	21.47% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	16.30	11.43	27.56	92.04%	—
Russell 2000® Growth Index	16.60	15.67	45.65	172.22	—
Russell 2000® Index	16.58	17.69	42.06	170.71	—
Lipper Small-Cap Growth Funds Avg.	13.72	11.29	39.83	157.54	—

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)		11.13%	5.95%	N/A	3.18% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		11.72	6.49	7.66%	—
Russell 2000 Growth Index		14.52	9.04	11.61	—
Russell 2000 Index		16.30	8.24	11.52	—
Lipper Small-Cap Growth Funds Avg.		11.42	8.23	10.80	—

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	17.02%	16.25%	41.93%	N/A	54.39% (8/22/06)
Small Capitalization Value Portfolio (Class T)	17.31	16.87	45.53	235.57%	—
Russell 2000® Value Index	16.58	19.71	37.66	165.96	—
Russell 2000 Index	16.58	17.69	42.06	170.71	—
Lipper Small-Cap Value Funds Avg.	16.93	17.57	43.48	179.63	—
Lipper Small-Cap Core Funds Avg.	15.74	15.47	39.79	168.53	—

	Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)		15.69%	8.41%	N/A	6.81% (8/22/06)
Small Capitalization Value Portfolio (Class T)		16.26	8.96	13.78%	—
Russell 2000 Value Index		18.09	7.29	11.29	—
Russell 2000 Index		16.30	8.24	11.52	—
Lipper Small-Cap Value Funds Avg.		16.67	8.32	11.84	—
Lipper Small-Cap Core Funds Avg.		14.80	7.84	11.24	—

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	13.43%	15.76%	N/A	N/A	5.85% (3/1/11)
International Equity Portfolio (Class R)	13.05	15.07	–7.38%	N/A	12.94 (8/22/06)
International Equity Portfolio (Class T)	13.34	15.67	–5.01	125.38%	—
MSCI EAFE ND Index	16.90	19.39	–4.56	141.68	—
Lipper Customized Blend Funds Avg.	14.52	16.65	–4.61	131.35	—
Lipper International Multi-Cap Core Funds Avg.	14.20	16.47	–4.35	127.84	—

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	9.23%	N/A	N/A	0.75% (3/1/11)
International Equity Portfolio (Class R)	8.66	–1.35%	N/A	1.24 (8/22/06)
International Equity Portfolio (Class T)	9.23	–0.85	8.93%	—
MSCI EAFE ND Index	11.27	–0.88	9.70	—
Lipper Customized Blend Funds Avg.	10.06	–0.91	9.12	—
Lipper International Multi-Cap Core Funds Avg.	10.12	–0.93	8.93	—

Benchmark Definitions

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. Although Lipper classifies the Target International Equity Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe, the Lipper Customized Blend Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this custom blend universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper International Multi-Cap Core Funds Average

Lipper International Multi-Cap Core funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per- share growth value compared to the MSCI EAFE Index.

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity (USDE) small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P SmallCap 600 Index.

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity (USDE) small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value, compared to the S&P SmallCap 600 Index.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, piece-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Although Lipper classifies the Target Small Capitalization Value Portfolio in the Lipper Small-Cap Core Funds Performance Universe, the Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this universe provide a more appropriate basis for Portfolio performance comparisons.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

6	THE TARGET PORTFOLIO TRUST

Benchmark Inception Returns

Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 58.78% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/13 is 6.93% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 41.33% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/13 is 5.09% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 45.37% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/13 is 5.56% for Class R.

Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 29.12% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/13 is 3.72% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 41.33% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/13 is 5.09% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 26.53% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/13 is 3.26% for Class R.

Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 56.48% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/13 is 7.15% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 44.15% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/13 is 5.77% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 51.09% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/13 is 6.48% for Class R.

Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 31.86% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 3/31/13 is 4.31% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 44.15% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/13 is 5.77% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 43.41% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception average annual total return as of 3/31/13 is 5.66% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 44.48% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total return as of 3/31/13 is 5.75% for Class R.

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 7.83% for Class Q; 12.62% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 1.19% for Class Q; 1.04% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 6.25% for Class Q and 11.91% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 0.86% for Class Q and 0.95% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 5.83% for Class Q; 10.93% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 0.65% for Class Q; 0.80% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, but not sales charges or taxes.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.37%; Class T, 0.62%. Net operating expenses: Class R, 1.12%; Class T, 0.62%, after contractual reduction through 2/28/2014.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.68%. Net operating expenses: Class T, 0.68%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 0.91%. Net operating expenses: Class T, 0.91%.

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	1.47%	5.30%	38.81%	N/A	58.44% (8/22/06)
Total Return Bond Portfolio (Class T)	1.63	5.70	42.37	86.06%	—
Barclays U.S. Aggregate Bond Index	0.90	3.68	32.09	63.57	—
Lipper Intermediate Investment-Grade Debt Funds Avg.	1.56	5.52	34.32	60.82	—
Lipper Corporate Debt BBB-Rated Funds Avg.	2.43	8.38	45.16	80.69	—

		Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)		5.48%	6.48%	N/A	7.03% (8/22/06)
Total Return Bond Portfolio (Class T)		5.69	7.01	6.40%	—
Barclays U.S. Aggregate Bond Index		3.77	5.47	5.02	—
Lipper Intermediate Investment-Grade Debt Funds Avg.		5.47	5.79	4.81	—
Lipper Corporate Debt BBB-Rated Funds Avg.		7.86	7.40	6.04	—

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	1.56%	5.65%	42.47%	76.76%
Barclays Intermediate Govt./Credit Bond Index	1.09	3.23	27.01	54.93
Lipper Intermediate Investment-Grade Debt Funds Avg.	1.56	5.52	34.32	60.82

		Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)		5.84%	7.04%	5.84%
Barclays Intermediate Govt./Credit Bond Index		3.53	4.61	4.49
Lipper Intermediate Investment-Grade Debt Funds Avg.		5.47	5.79	4.81

	Cumulative Total Returns as of 4/30/13
	Six Months	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	0.60%	2.55%	39.71%	66.05%
Barclays Mortgage-Backed Securities Index	0.45	1.85	29.11	62.70
Citigroup Mortgage-Backed Securities Index	0.45	1.78	29.50	63.56
Lipper U.S. Mortgage Funds Avg.	0.93	3.19	29.41	51.85

		Average Annual Total Returns as of 3/31/13
		One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)		2.66%	6.80%	5.19%
Barclays Mortgage-Backed Securities Index		1.97	5.15	4.98
Citigroup Mortgage-Backed Securities Index		1.93	5.20	5.03
Lipper U.S. Mortgage Funds Avg.		3.34	5.10	4.18

Source: Prudential Investments LLC and Lipper Inc.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each Portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of 0.75%. Class T and Class Q shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

Benchmark Definitions

Barclays Intermediate Government/Credit Bond Index

The Barclays Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

Barclays Mortgage-Backed Securities Index

The Barclays Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed.

Lipper Corporate Debt BBB-Rated Funds Average

Lipper Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades.

Lipper Intermediate Investment-Grade Debt Funds Average

Lipper Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. Although Lipper classifies the Target Total Return Bond Portfolio in the Lipper Corporate Debt BBB-Rated Funds Performance Universe, the Lipper Intermediate Investment-Grade Debt Funds Performance Universe is utilized because the Portfolio’s manager believes that the funds included in this universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper U.S. Mortgage Funds Average

Lipper U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 47.12% for Class R. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/13 is 5.88% for Class R. Lipper Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 231.28% for Class R. Lipper Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception average annual total return as of 3/31/13 is 5.98% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 57.35% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception average annual total return as of 3/31/13 is 6.77% for Class R.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

10	THE TARGET PORTFOLIO TRUST

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (continued)

expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,134.30	1.31%	$6.93
Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56
Class T
Actual	$1,000.00	$1,137.60	0.81%	$4.29
Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,156.40	1.30%	$6.95
Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class T
Actual	$1,000.00	$1,159.00	0.80%	$4.28
Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

12	THE TARGET PORTFOLIO TRUST

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,160.00	1.39%	$7.44
Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class T
Actual	$1,000.00	$1,163.00	0.89%	$4.77
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,170.20	1.24%	$6.67
Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class T
Actual	$1,000.00	$1,173.10	0.74%	$3.99
Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

International Equity Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class Q
Actual	$1,000.00	$1,134.30	0.83%	$4.39
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R
Actual	$1,000.00	$1,130.50	1.44%	$7.61
Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class T
Actual	$1,000.00	$1,133.40	0.94%	$4.97
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Total Return Bond Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,014.70	1.12%	$5.59
Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Class T
Actual	$1,000.00	$1,016.30	0.62%	$3.10
Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,015.60	0.68%	$3.40
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,006.00	0.91%	$4.53
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending October 31, 2013 (to reflect the six-month period).

14	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2013 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.1%

	COMMON STOCKS

	Beverages—0.8%
37,007	Diageo PLC (United Kingdom)	$1,129,002
5,770	Pernod-Ricard SA (France)	714,287

		1,843,289

	Biotechnology—2.7%
10,410	Alexion Pharmaceuticals, Inc.*	1,020,180
9,292	Biogen Idec, Inc.*	2,034,298
13,502	Celgene Corp.*	1,594,181
32,900	Gilead Sciences, Inc.*(a)	1,666,056

		6,314,715

	Broadcasting—0.6%
18,020	Discovery Communications, Inc. (Class A Stock)*(a)	1,420,336

	Business Services—3.9%
141,673	Genpact Ltd. (Bermuda)	2,635,118
12,142	MasterCard, Inc. (Class A Stock)	6,713,676

		9,348,794

	Chemicals—2.5%
8,410	Airgas, Inc.	812,827
40,025	Ecolab, Inc.	3,386,915
12,380	Monsanto Co.	1,322,432
3,640	Praxair, Inc.	416,052

		5,938,226

	Commercial Services—0.9%
10,650	FleetCor Technologies, Inc.*	818,985
22,380	Verisk Analytics, Inc. (Class A Stock)*	1,371,670

		2,190,655

	Computer Hardware—4.4%
16,186	Apple, Inc.(a)	7,166,352
90,318	NetApp, Inc.*	3,151,195

		10,317,547

	Computer Services & Software—5.0%
47,252	Accenture PLC (Class A Stock) (Ireland)	3,848,203
5,948	Amazon.com, Inc.*	1,509,662
54,581	Cognizant Technology Solutions Corp. (Class A Stock)*	3,536,849
74,112	salesforce.com, Inc.*(a)	3,046,744

		11,941,458

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computers & Peripherals—0.9%
95,496	EMC Corp.*	$2,141,975

	Cosmetics & Toiletries—2.4%
81,835	Estee Lauder Cos., Inc. (The) (Class A Stock)	5,675,257

	Distribution/Wholesale—1.4%
28,863	Fossil, Inc.*	2,832,038
15,850	LKQ Corp.*	381,668

		3,213,706

	Diversified Financial Services—3.8%
7,926	Affiliated Managers Group, Inc.*	1,233,920
16,360	American Express Co.	1,119,188
4,646	BlackRock, Inc.	1,238,159
254,941	Charles Schwab Corp. (The)	4,323,799
3,714	IntercontinentalExchange, Inc.*(a)	605,122
20,620	Morgan Stanley	456,733

		8,976,921

	Electronic Components & Equipment—0.4%
20,350	AMETEK, Inc.	828,448

	Electronics—2.4%
47,798	Amphenol Corp. (Class A Stock)	3,609,705
76,258	National Instruments Corp.	2,084,131

		5,693,836

	Engineering/Construction—2.0%
81,014	Fluor Corp.	4,616,178

	Entertainment & Leisure—0.8%
22,990	Las Vegas Sands Corp.	1,293,188
7,233	Polaris Industries, Inc.(a)	623,412

		1,916,600

	Environmental Control—1.6%
35,647	Stericycle, Inc.*	3,861,283

	Financial Services—1.2%
17,048	Visa, Inc. (Class A Stock)	2,871,906

	Food—3.1%
10,262	Danone (France)	783,979
65,232	Mead Johnson Nutrition Co.	5,289,663
34,450	Mondelez International, Inc. (Class A Stock)	1,083,452
1,803	Whole Foods Market, Inc.	159,241

		7,316,335

See Notes to Financial Statements.

16	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Hand/Machine Tools—0.4%
13,940	Stanley Black & Decker, Inc.	$1,042,851

	Healthcare Products—3.9%
4,730	Cooper Cos., Inc. (The)	522,192
28,224	Covidien PLC (Ireland)	1,801,820
29,011	IDEXX Laboratories, Inc.*(a)	2,551,808
8,851	Intuitive Surgical, Inc.*	4,357,259

		9,233,079

	Healthcare Services—2.5%
38,128	Covance, Inc.*	2,842,824
26,383	DaVita HealthCare Partners, Inc.*	3,130,343

		5,973,167

	Holding Companies—Diversified—0.3%
4,474	LVMH Moet Hennessy Louis Vuitton SA (France)	774,803

	Hotels, Restaurants & Leisure—0.5%
9,204	Wynn Resorts Ltd.	1,263,709

	Insurance—0.3%
7,510	ACE Ltd. (Switzerland)	669,441

	Internet—1.0%
25,010	Facebook, Inc. (Class A Stock)*	694,278
3,490	LinkedIn Corp. (Class A Stock)*	670,394
1,081	Netflix, Inc.*(a)	233,572
11,130	TIBCO Software, Inc.*	216,033
21,230	Yahoo!, Inc.*	525,018

		2,339,295

	Internet Software & Services—6.7%
37,640	eBay, Inc.*	1,971,960
12,783	Google, Inc. (Class A Stock)*	10,540,478
54,290	Oracle Corp.	1,779,626
2,218	priceline.com, Inc.*	1,543,706

		15,835,770

	Machinery & Equipment—2.1%
1,100	Cummins, Inc.	117,029
7,729	Joy Global, Inc.	436,843
36,374	Roper Industries, Inc.	4,352,149

		4,906,021

	Media—3.6%
43,868	Comcast Corp. (Special Class A Stock)	1,723,574
75,670	News Corp. (Class A Stock)	2,343,500
10,380	Time Warner Cable, Inc.	974,578
14,380	Time Warner, Inc.	859,636

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Media (continued)
14,620	Viacom, Inc. (Class B Stock)	$935,534
27,550	Walt Disney Co. (The)	1,731,242

		8,568,064

	Medical Equipment—1.0%
30,117	Thermo Fisher Scientific, Inc.	2,429,840

	Metals & Mining—1.0%
12,710	Precision Castparts Corp.	2,431,296

	Miscellaneous Manufacturers—3.5%
116,437	Danaher Corp.	7,095,671
17,560	Honeywell International, Inc.	1,291,362

		8,387,033

	Oil & Gas Services—4.1%
9,230	Cameron International Corp.*	568,106
26,227	Core Laboratories NV (Netherlands)	3,797,145
16,670	Dresser-Rand Group, Inc.*	927,019
82,810	FMC Technologies, Inc.*(a)	4,496,583

		9,788,853

	Oil, Gas & Consumable Fuels—3.5%
11,140	Anadarko Petroleum Corp.	944,226
12,590	Cabot Oil & Gas Corp.	856,750
4,270	EOG Resources, Inc.	517,353
6,600	Noble Energy, Inc.	747,714
9,052	Pioneer Natural Resources Co.	1,106,426
55,815	Schlumberger Ltd. (Netherlands)	4,154,311

		8,326,780

	Pharmaceuticals—4.9%
19,850	Abbott Laboratories	732,862
12,336	Allergan, Inc.	1,400,753
22,670	Bristol-Myers Squibb Co.	900,452
17,800	Catamaran Corp. (Canada)*	1,027,594
110,567	Express Scripts Holding Co*	6,564,363
4,620	Perrigo Co.	551,674
12,290	Zoetis, Inc.	405,816

		11,583,514

	Pipelines—0.3%
16,220	Kinder Morgan, Inc.	634,202

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trust—1.3%
37,422	American Tower Corp.	$3,143,074

	Retail—6.0%
1,792	Autozone, Inc.*	733,089
40,483	Costco Wholesale Corp.	4,389,572
10,260	CVS Caremark Corp.	596,927
9,370	PetSmart, Inc.	639,409
20,661	Ross Stores, Inc.	1,365,072
97,773	Starbucks Corp.	5,948,510
5,761	Tractor Supply Co.	617,406

		14,289,985

	Retail & Merchandising—1.4%
8,240	Michael Kors Holdings Ltd. (British Virgin Islands)*	469,186
19,384	Target Corp.(a)	1,367,735
12,680	Tiffany & Co.(a)	934,262
8,661	Yum! Brands, Inc.	589,987

		3,361,170

	Semiconductors—3.9%
29,940	Altera Corp.	958,379
18,030	Linear Technology Corp.	658,095
9,600	NXP Semiconductor NV (Netherlands)*	264,480
119,493	QUALCOMM, Inc.	7,363,159

		9,244,113

	Software—2.9%
31,742	ANSYS, Inc.*	2,566,658
9,326	Cerner Corp.*(a)	902,477
49,735	Citrix Systems, Inc.*	3,092,025
12,280	PTC, Inc.*	294,843

		6,856,003

	Textiles, Apparel & Luxury Goods—0.7%
12,840	NIKE, Inc. (Class B Stock)	816,624
4,529	VF Corp.	807,158

		1,623,782

	Tobacco—0.5%
13,070	Philip Morris International, Inc.	1,249,361

	Transportation—1.0%
17,634	Expeditors International of Washington, Inc.	633,590
9,160	Kansas City Southern	999,081
5,310	Union Pacific Corp.	785,667

		2,418,338

	TOTAL LONG-TERM INVESTMENTS (cost $191,290,004)	232,801,009

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—8.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
20,130,327	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $20,130,327; includes $14,914,862 of cash collateral for securities on loan)(b)(w) (Note 3)	$20,130,327

	TOTAL INVESTMENTS—106.6% (cost $211,420,331; Note 5)	252,931,336
	Liabilities in excess of other assets—(6.6%)	(15,595,923)

	NET ASSETS—100%	$237,335,413

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,733,588; cash collateral of $14,914,862 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$232,801,009	$—	$—
Affiliated Money Market Mutual Fund	20,130,327	—	—

Total	$252,931,336	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities on loan)	8.5%
Internet Software & Services	6.7
Retail	6.0
Computer Services & Software	5.0
Pharmaceuticals	4.9
Computer Hardware	4.4
Oil & Gas Services	4.1
Business Services	3.9
Semiconductors	3.9
Healthcare Products	3.9%
Diversified Financial Services	3.8
Media	3.6
Miscellaneous Manufacturers	3.5
Oil, Gas & Consumable Fuels	3.5
Food	3.1
Software	2.9
Biotechnology	2.7
Healthcare Services	2.5
Chemicals	2.5
Electronics	2.4

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Cosmetics & Toiletries	2.4%
Machinery & Equipment	2.1
Engineering/Construction	2.0
Environmental Control	1.6
Retail & Merchandising	1.4
Distribution/Wholesale	1.4
Real Estate Investment Trusts	1.3
Financial Services	1.2
Metals & Mining	1.0
Medical Equipment	1.0
Transportation	1.0
Internet	1.0
Commercial Services	0.9
Computers & Peripherals	0.9
Entertainment & Leisure	0.8%
Beverages	0.8
Textiles, Apparel & Luxury Goods	0.7
Broadcasting	0.6
Hotels, Restaurants & Leisure	0.5
Tobacco	0.5
Hand/Machine Tools	0.4
Electronic Components & Equipment	0.4
Holding Companies—Diversified	0.3
Insurance	0.3
Pipelines	0.3

106.6
Liabilities in excess of other assets	(6.6)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.6%

	COMMON STOCKS

	Aerospace & Defense—3.4%
34,180	Boeing Co. (The)	$3,124,394
10,400	Embraer SA, ADR (Brazil)	363,272
13,400	Lockheed Martin Corp.	1,327,806
44,200	Northrop Grumman Corp.	3,347,708

		8,163,180

	Auto Components—1.4%
44,600	Johnson Controls, Inc.	1,561,446
13,100	Lear Corp.(a)	756,918
17,200	Magna International, Inc. (Canada)	1,034,924

		3,353,288

	Beverages—1.4%
19,200	Molson Coors Brewing Co. (Class B Stock)	990,720
29,800	PepsiCo, Inc.	2,457,606

		3,448,326

	Biotechnology—0.4%
9,300	Amgen, Inc.	969,153

	Capital Markets—0.8%
5,000	Goldman Sachs Group, Inc. (The)	730,350
19,900	State Street Corp.	1,163,553

		1,893,903

	Chemicals—3.1%
4,100	CF Industries Holdings, Inc.	764,691
42,200	E.I. du Pont de Nemours & Co.(a)	2,300,322
6,400	PPG Industries, Inc.	941,696
29,300	Praxair, Inc.	3,348,990

		7,355,699

	Commercial Banks—4.2%
60,660	CIT Group, Inc.*	2,578,657
60,700	Fifth Third Bancorp	1,033,721
19,800	PNC Financial Services Group, Inc.	1,344,024
66,900	Regions Financial Corp.	567,981
118,443	Wells Fargo & Co.	4,498,465

		10,022,848

	Communication Equipment—1.1%
131,200	Cisco Systems, Inc.	2,744,704

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computers & Peripherals—2.6%
7,820	Apple, Inc.	$3,462,305
129,900	Hewlett-Packard Co.	2,675,940

		6,138,245

	Consumer Finance—1.7%
36,900	Capital One Financial Corp.	2,132,082
92,500	SLM Corp.	1,910,125

		4,042,207

	Diversified Financial Services—7.9%
349,586	Bank of America Corp.	4,303,404
11,500	BlackRock, Inc.	3,064,750
54,393	Citigroup, Inc.	2,537,977
52,700	CME Group, Inc.	3,207,322
116,500	JPMorgan Chase & Co.	5,709,665

		18,823,118

	Diversified Telecommunication Services—1.8%
52,500	AT&T, Inc.	1,966,650
59,720	CenturyLink, Inc.(a)	2,243,680

		4,210,330

	Electric Utilities—2.8%
40,300	American Electric Power Co., Inc.	2,072,629
13,000	Edison International	699,400
59,300	Exelon Corp.	2,224,343
48,000	PPL Corp.	1,602,240

		6,598,612

	Electronic Equipment & Instruments—2.6%
77,010	Agilent Technologies, Inc.	3,191,294
142,100	Corning, Inc.	2,060,450
21,425	TE Connectivity Ltd. (Switzerland)	933,059

		6,184,803

	Energy Equipment & Services—0.8%
12,000	Diamond Offshore Drilling, Inc.	829,200
17,500	Ensco PLC (Class A Stock) (United Kingdom)	1,009,400

		1,838,600

	Food & Staples Retailing—3.4%
62,170	CVS Caremark Corp.	3,617,051
56,300	Kroger Co. (The)	1,935,594
10,200	Wal-Mart Stores, Inc.	792,744
38,308	Walgreen Co.(a)	1,896,629

		8,242,018

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food Products—1.0%
52,500	ConAgra Foods, Inc.	$1,856,925
4,200	Kraft Foods Group, Inc.	216,258
12,600	Mondelez International, Inc. (Class A Stock)	396,270

		2,469,453

	Healthcare Equipment & Supplies—1.1%
38,900	Medtronic, Inc.	1,815,852
10,200	Zimmer Holdings, Inc.(a)	779,790

		2,595,642

	Healthcare Providers & Services—3.9%
14,300	Aetna, Inc.	821,392
29,900	CIGNA Corp.	1,978,483
88,920	UnitedHealth Group, Inc.	5,328,976
16,900	WellPoint, Inc.	1,232,348

		9,361,199

	Household Products—0.8%
19,600	Kimberly-Clark Corp.(a)	2,022,524

	Independent Power Production—0.6%
49,900	NRG Energy, Inc.	1,390,713

	Industrial Conglomerates—1.1%
121,300	General Electric Co.	2,703,777

	Insurance—7.9%
86,200	Allstate Corp. (The)	4,246,212
140,680	American International Group, Inc.*	5,826,966
8,500	Assurant, Inc.	404,090
87,790	Marsh & McLennan Cos., Inc.	3,336,898
52,969	MetLife, Inc.	2,065,261
11,600	Travelers Cos., Inc. (The)	990,756
70,000	Unum Group	1,952,300

		18,822,483

	Leisure Equipment & Products—1.4%
142,040	International Game Technology	2,407,578
20,900	Mattel, Inc.	954,294

		3,361,872

	Machinery—3.1%
14,000	Cummins, Inc.	1,489,460
60,600	Ingersoll-Rand PLC (Ireland)	3,260,280
22,200	PACCAR, Inc.	1,105,116

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery (continued)
8,900	Parker Hannifin Corp.	$788,273
9,800	Stanley Black & Decker, Inc.	733,138

		7,376,267

	Media—3.0%
20,100	CBS Corp. (Class B Stock)	920,178
89,370	Comcast Corp. (Special Class A Stock)	3,511,347
62,900	Interpublic Group of Cos., Inc. (The)	870,536
32,400	Time Warner, Inc.	1,936,872

		7,238,933

	Metals & Mining—0.7%
55,300	Freeport-McMoRan Copper & Gold, Inc.	1,682,779

	Multi-Utilities—0.8%
52,200	Public Service Enterprise Group, Inc.	1,911,042

	Multiline Retail—0.8%
21,700	Macy’s, Inc.	967,820
13,200	Target Corp.(a)	931,392

		1,899,212

	Office Electronics—0.8%
233,900	Xerox Corp.	2,006,862

	Oil, Gas & Consumable Fuels—9.9%
47,000	Chesapeake Energy Corp.	918,380
22,800	Chevron Corp.	2,781,828
29,300	ConocoPhillips	1,771,185
9,830	HollyFrontier Corp.	486,094
78,500	Marathon Oil Corp.	2,564,595
18,900	Murphy Oil Corp.	1,173,501
52,390	National Oilwell Varco, Inc.	3,416,876
31,050	Phillips 66	1,892,497
25,300	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	1,719,641
40,400	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	2,819,516
83,200	Total SA, ADR (France)	4,179,968

		23,724,081

	Paper & Forest Products—1.5%
77,400	International Paper Co.	3,636,252

	Pharmaceuticals—9.9%
59,800	Abbott Laboratories	2,207,816
75,000	AbbVie, Inc.	3,453,750
47,200	AstraZeneca PLC, ADR (United Kingdom)(a)	2,450,624
21,200	Eli Lilly & Co.	1,174,056
76,500	Endo Health Solutions, Inc.*	2,802,960
48,400	Johnson & Johnson(a)	4,125,132

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals (continued)
52,200	Merck & Co., Inc.	$2,453,400
12,800	Novartis AG, ADR (Switzerland)	944,128
100,900	Pfizer, Inc.	2,933,163
20,800	Sanofi, ADR (France)	1,109,680

		23,654,709

	Professional Services—0.3%
13,900	Manpower, Inc.	738,924

	Real Estate Investment Trusts—0.8%
57,100	Annaly Capital Management, Inc.	910,174
42,500	Kimco Realty Corp.(a)	1,010,650

		1,920,824

	Road & Rail—0.4%
11,300	Norfolk Southern Corp.	874,846

	Semiconductors & Semiconductor Equipment—2.2%
43,600	Intel Corp.(a)	1,044,220
19,200	KLA-Tencor Corp.	1,041,600
86,700	Texas Instruments, Inc.	3,139,407

		5,225,227

	Software—5.2%
27,658	CA, Inc.	745,936
5,155	Cognizant Technology Solutions Corp. (Class A Stock)*	334,044
93,400	Electronic Arts, Inc.*(a)	1,644,774
260,700	Microsoft Corp.	8,629,170
34,100	Oracle Corp.	1,117,798

		12,471,722

	Specialty Retail—0.6%
19,400	Lowe’s Cos., Inc.	745,348
61,600	Staples, Inc.(a)	815,584

		1,560,932

	Tobacco—0.4%
25,500	Altria Group, Inc.	931,005

	Wireless Telecommunication Services—1.0%
77,600	Vodafone Group PLC, ADR (United Kingdom)	2,373,784

	TOTAL LONG-TERM INVESTMENTS (cost $187,411,282)	235,984,098

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—10.8%

	AFFILIATED MONEY MARKET MUTUAL FUND
25,855,143	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $25,855,143; includes $20,645,242 of cash collateral for securities on loan)(b)(w) (Note 3)	$25,855,143

	TOTAL INVESTMENTS—109.4% (cost $213,266,425; Note 5)	261,839,241
	Liabilities in excess of other assets—(9.4%)	(22,574,086)

	NET ASSETS—100%	$239,265,155

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,148,664; cash collateral of $20,645,242 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$235,984,098	$—	$—
Affiliated Money Market Mutual Fund	25,855,143	—	—

Total	$261,839,241	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (8.6% represents investments purchased with collateral from securities on loan)	10.8%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	9.9
Diversified Financial Services	7.9
Insurance	7.9
Software	5.2
Commercial Banks	4.2
Healthcare Providers & Services	3.9
Food & Staples Retailing	3.4%
Aerospace & Defense	3.4
Machinery	3.1
Chemicals	3.1
Media	3.0
Electric Utilities	2.8
Electronic Equipment & Instruments	2.6
Computers & Peripherals	2.6
Semiconductors & Semiconductor Equipment	2.2
Diversified Telecommunication Services	1.8

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Industry (cont’d.)
Consumer Finance	1.7%
Paper & Forest Products	1.5
Beverages	1.4
Leisure Equipment & Products	1.4
Auto Components	1.4
Communication Equipment	1.1
Industrial Conglomerates	1.1
Healthcare Equipment & Supplies	1.1
Food Products	1.0
Wireless Telecommunication Services	1.0
Household Products	0.8
Office Electronics	0.8
Real Estate Investment Trusts	0.8
Multi-Utilities	0.8
Multiline Retail	0.8%
Capital Markets	0.8
Energy Equipment & Services	0.8
Metals & Mining	0.7
Specialty Retail	0.6
Independent Power Production	0.6
Biotechnology	0.4
Tobacco	0.4
Road & Rail	0.4
Professional Services	0.3

109.4
Liabilities in excess of other assets	(9.4)

100.0%

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2013 (Unaudited)	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.2%

	COMMON STOCKS

	Advertising—0.4%
27,664	Marin Software, Inc.	$406,661

	Aerospace & Defense—1.5%
21,939	Triumph Group, Inc.	1,752,926

	Airlines—1.5%
127,084	JetBlue Airways Corp.*(a)	875,609
19,877	Spirit Airlines, Inc.*	530,716
15,612	US Airways Group, Inc.*(a)	263,843

		1,670,168

	Automotive Parts—0.4%
7,134	WABCO Holdings, Inc.*	515,289

	Banks—0.4%
6,180	Cardinal Financial Corp.	94,245
18,432	CoBiz Financial, Inc.	157,778
14,393	Susquehanna Bancshares, Inc.	167,966

		419,989

	Biotechnology—5.0%
31,410	Acorda Therapeutics, Inc.*	1,242,894
7,882	Aegerion Pharmaceuticals, Inc.*(a)	331,359
8,475	Alnylam Pharmaceuticals, Inc.*	202,976
40,362	Ariad Pharmaceuticals, Inc.*(a)	721,269
6,400	Cambrex Corp.*	79,936
19,092	Celldex Therapeutics, Inc.*	249,151
13,972	Exact Sciences Corp.*	130,498
13,730	Incyte Corp.*(a)	304,120
26,128	NPS Pharmaceuticals, Inc.*	350,899
19,267	Seattle Genetics, Inc.*(a)	711,916
20,080	United Therapeutics Corp.*(a)	1,340,942
9,059	Verastem, Inc.*(a)	88,959

		5,754,919

	Building Materials—3.1%
11,943	Apogee Enterprises, Inc.	304,308
5,016	Boise Cascade Co.	160,663
3,607	Eagle Materials, Inc.	244,374
21,119	Texas Industries, Inc.*(a)	1,344,858
22,141	Trex Co., Inc.*	1,077,824
13,955	USG Corp.*	362,690

		3,494,717

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Chemicals—2.9%
23,029	Axiall Corp.	$1,207,871
43,154	Huntsman Corp.	813,884
21,287	Quaker Chemical Corp.	1,313,834

		3,335,589

	Commercial Banks—2.3%
13,403	Bank of the Ozarks, Inc.	548,585
23,800	Home Loan Servicing Solutions Ltd.	539,070
5,992	SVB Financial Group*	426,091
4,694	Texas Capital Bancshares, Inc.*	195,552
13,370	UMB Financial Corp.	673,046
13,942	Walker & Dunlop, Inc.*	248,307

		2,630,651

	Commercial Services—4.2%
4,238	HMS Holdings Corp.*	106,840
184,852	Monster Worldwide, Inc.*(a)	809,652
31,733	PAREXEL International Corp.*(a)	1,299,466
11,844	Sotheby’s(a)	420,225
17,507	Team Health Holdings, Inc.*	652,661
7,424	United Rentals, Inc.*(a)	390,577
31,250	Waste Connections, Inc.(a)	1,185,937

		4,865,358

	Commercial Services & Supplies—0.4%
14,770	Avis Budget Group, Inc.*	425,967

	Computer Services & Software—1.9%
3,746	3D Systems Corp.*(a)	143,247
56,629	Fortinet, Inc.*	1,017,057
26,680	Fusion-io, Inc.*(a)	501,050
33,207	Riverbed Technology, Inc.*	493,456

		2,154,810

	Computers—0.5%
4,106	Uni-Pixel, Inc.*(a)	145,969
22,199	Vocera Communications, Inc.*	439,540

		585,509

	Construction & Engineering—0.1%
5,920	Mistras Group, Inc.*	112,184

	Distribution/Wholesale—1.1%
7,139	MWI Veterinary Supply, Inc.*	840,332
5,750	WESCO International, Inc.*(a)	412,217

		1,252,549

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Diversified Financial Services—0.2%
3,579	Blackhawk Network Holdings, Inc.*	$85,681
2,470	Financial Engines, Inc.	89,834

		175,515

	Electrical Equipment—0.2%
3,950	Acuity Brands, Inc.	288,192

	Electronic Components—1.1%
15,580	Coherent, Inc.	871,389
8,340	FARO Technologies, Inc.*	323,509
12,474	Mindspeed Technologies, Inc.*(a)	28,565

		1,223,463

	Electronic Components & Equipment—2.5%
21,971	General Cable Corp.*	757,560
52,495	InvenSense, Inc.*	489,253
11,447	Universal Display Corp.*	359,894
31,170	Universal Electronics, Inc.*	716,287
15,046	Woodward, Inc.	541,505

		2,864,499

	Entertainment & Leisure—3.9%
25,741	Bally Technologies, Inc.*(a)	1,371,481
17,580	Black Diamond, Inc.*	172,284
7,938	Carmike Cinemas, Inc.*	139,391
20,222	Multimedia Games Holding Co., Inc.*	498,675
36,047	Pinnacle Entertainment, Inc.*	687,056
97,858	SHFL Entertainment, Inc.*	1,546,156

		4,415,043

	Financial—Bank & Trust—0.2%
5,520	Evercore Partners, Inc. (Class A Stock)	208,380

	Food—1.7%
23,895	Fresh Market, Inc. (The)*(a)	978,023
57,075	WhiteWave Foods Co. (Class A Stock)(a)	965,138

		1,943,161

	Hand/Machine Tools—0.7%
10,707	Regal-Beloit Corp.	841,784

	Healthcare Products—2.8%
6,248	Abaxis, Inc.	266,727
8,235	Conceptus, Inc.*	255,367
11,070	Cooper Cos., Inc. (The)	1,222,128
19,070	Female Health Co. (The)	146,267
7,870	Greatbatch, Inc.*	219,888
10,667	HeartWare International, Inc.*(a)	1,036,832
4,959	PhotoMedex, Inc.*(a)	80,832

		3,228,041

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Services—2.7%
16,523	Acadia Healthcare Co., Inc.*	$521,301
21,511	Air Methods Corp.	787,087
27,450	Centene Corp.*	1,268,190
18,171	Emeritus Corp.*	466,995

		3,043,573

	Home Builders—2.1%
36,890	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	201,051
36,085	Meritage Homes Corp.*	1,760,587
31,786	Standard Pacific Corp.*(a)	287,663
5,589	Taylor Morrison Home Corp. (Class A Stock)	144,084

		2,393,385

	Hotels & Motels—0.4%
44,223	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	446,652

	Insurance—1.3%
6,055	AmTrust Financial Services, Inc.(a)	191,702
9,344	Health Insurance Innovations, Inc. (Class A Stock)	140,160
30,502	Validus Holdings Ltd. (Bermuda)	1,177,682

		1,509,544

	Internet Services—3.3%
23,524	Angie’s List, Inc.*(a)	570,222
15,391	Brightcove, Inc.*	92,654
18,472	ExactTarget, Inc.*(a)	361,682
7,536	HomeAway, Inc.*(a)	230,225
25,316	Saba Software, Inc.*	230,375
18,941	Sourcefire, Inc.*(a)	904,622
19,554	TIBCO Software, Inc.*	379,543
34,977	Trulia, Inc.*(a)	1,016,432

		3,785,755

	Investment Company—0.4%
46,455	KKR Financial Holdings LLC	496,604

	Machinery & Equipment—2.1%
10,009	Chart Industries, Inc.*	848,863
18,713	Manitowoc Co., Inc.	351,056
3,160	Middleby Corp.*	472,673
24,834	Terex Corp.*	710,252

		2,382,844

	Manufacturing—0.8%
19,503	Colfax Corp.*(a)	910,205

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Media—0.3%
12,079	Sinclair Broadcast Group, Inc. (Class A Stock)	$323,717

	Medical Supplies & Equipment—3.7%
40,970	ArthroCare Corp.*	1,419,610
10,586	Cepheid, Inc.*(a)	403,644
21,553	Sirona Dental Systems, Inc.*	1,585,008
22,729	Thoratec Corp.*	822,790

		4,231,052

	Metal Fabricate/Hardware—0.9%
35,076	RTI International Metals, Inc.*(a)	1,017,906

	Metals & Mining—0.7%
28,766	Northwest Pipe Co.*	785,024

	Miscellaneous Manufacturers—1.1%
42,190	Hexcel Corp.*	1,286,795

	Oil & Gas Services—3.0%
35,239	Geospace Technologies Corp.*	2,973,114
25,300	Thermon Group Holdings, Inc.*	495,880

		3,468,994

	Oil, Gas & Consumable Fuels—3.6%
1,856	Bonanza Creek Energy, Inc.*	63,754
3,593	Delek US Holdings, Inc.	129,671
10,870	Diamondback Energy, Inc.(a)	285,446
5,368	Dril-Quip, Inc.*	449,355
35,667	Gulfport Energy Corp.*	1,861,461
9,562	Kodiak Oil & Gas Corp. (Canada)*(a)	74,871
50,370	Magnum Hunter Resources Corp.*(a)	137,006
27,164	Oasis Petroleum, Inc.*(a)	929,824
11,062	Rex Energy Corp.*	177,766

		4,109,154

	Pharmaceuticals—6.1%
19,393	Achillion Pharmaceuticals, Inc.*	146,223
28,053	Akorn, Inc.*	422,198
10,235	BioMarin Pharmaceutical, Inc.*	671,416
27,539	BioScrip, Inc.*	381,691
7,225	Cubist Pharmaceuticals, Inc.*(a)	331,772
5,950	Infinity Pharmaceuticals, Inc.*	256,385
8,290	Jazz Pharmaceuticals PLC (Ireland)*	483,721
40,999	Natural Grocers by Vitamin Cottage, Inc.(a)	1,028,255
25,080	Regulus Therapeutics, Inc.	176,062
22,971	Salix Pharmaceuticals Ltd.*	1,201,154
9,786	Sarepta Therapeutics, Inc.*(a)	284,185
4,268	Synageva BioPharma Corp.*(a)	220,613
39,803	Theravance, Inc.*(a)	1,343,351

		6,947,026

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts—3.0%
52,293	Geo Group, Inc. (The)	$1,958,373
13,989	Glimcher Realty Trust	175,422
17,198	Redwood Trust, Inc.(a)	392,458
18,201	Summit Hotel Properties, Inc.	181,828
63,830	Two Harbors Investment Corp.	764,684

		3,472,765

	Restaurants—0.8%
20,476	BJ’s Restaurants, Inc.*	702,327
5,229	Red Robin Gourmet Burgers, Inc.*	252,927

		955,254

	Retail—6.5%
16,242	Cash America International, Inc.(a)	708,638
30,106	Chico’s FAS, Inc.	550,037
20,493	Chuy’s Holdings, Inc.*	670,121
5,562	Diversified Restaurant Holdings, Inc.*	38,656
21,370	Fifth & Pacific Cos, Inc.*	440,649
40,730	Genesco, Inc.*	2,506,932
5,282	GNC Holdings, Inc. (Class A Stock)	239,433
4,508	Jack in the Box, Inc.*	161,612
3,050	Lithia Motors, Inc. (Class A Stock)	151,036
10,154	Tile Shop Holdings, Inc.*	251,819
35,899	Vitamin Shoppe, Inc.*	1,764,436

		7,483,369

	Retail & Merchandising—2.3%
13,461	Christopher & Banks Corp.*	93,554
3,784	Five Below, Inc.*(a)	136,186
35,289	Francesca’s Holdings Corp.*	1,007,854
2,844	Hibbett Sports, Inc.*(a)	155,993
5,745	Mattress Firm Holding Corp.*(a)	220,148
17,143	Steven Madden Ltd.*	833,664
9,842	Tilly’s, Inc. (Class A Stock)(a)	142,119

		2,589,518

	Semiconductors—3.2%
39,075	Cavium, Inc.*(a)	1,228,909
17,535	EZchip Semiconductor Ltd. (Israel)*(a)	399,973
4,130	Microsemi Corp.*	85,904
2,571	Peregrine Semiconductor Corp.*	24,836
63,223	Teradyne, Inc.*(a)	1,039,386
22,457	Veeco Instruments, Inc.*(a)	854,938

		3,633,946

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Software—6.8%
40,990	Compuware Corp.*	$491,880
8,584	Concur Technologies, Inc.*(a)	627,576
30,431	Cornerstone OnDemand, Inc.*	1,104,037
15,661	Demandware, Inc.*	427,545
11,872	EPAM Systems, Inc.*	255,248
19,590	Guidewire Software, Inc.*(a)	785,167
9,671	Imperva, Inc.*	376,976
15,745	Infoblox, Inc.*	348,122
15,122	Jive Software, Inc.*(a)	205,508
58,719	MedAssets, Inc.*	1,099,807
7,997	Omnicell, Inc.*	144,106
45,053	QLIK Technologies, Inc.*	1,171,828
7,732	Ultimate Software Group, Inc.*	746,834

		7,784,634

	Telecommunications—3.2%
20,083	8x8, Inc.*(a)	145,200
14,529	Aruba Networks, Inc.*(a)	326,757
10,780	Finisar Corp.*(a)	138,415
21,951	IPG Photonics Corp.(a)	1,397,840
40,775	Ixia*	671,564
28,039	NICE Systems Ltd., ADR (Israel)*	994,544

		3,674,320

	Thrifts & Mortgage Finance—0.1%
11,782	Pacific Premier Bancorp, Inc.*	143,151

	Transportation—1.8%
13,467	Atlas Air Worldwide Holdings, Inc.*	503,666
14,727	Landstar System, Inc.	804,978
49,720	Quality Distribution, Inc.*	395,771
17,532	Roadrunner Transportation Systems, Inc.*	394,645

		2,099,060

	TOTAL LONG-TERM INVESTMENTS (cost $84,451,658)	113,539,611

	SHORT-TERM INVESTMENT—18.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,559,929	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,559,929; includes $20,475,055 of cash collateral for securities on loan)(b)(w) (Note 3)	21,559,929

	TOTAL INVESTMENTS—118.1% (cost $106,011,587; Note 5)	135,099,540
	Liabilities in excess of other assets—(18.1%)	(20,681,514)

	NET ASSETS—100%	$114,418,026

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,080,325; cash collateral of $20,475,055 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$113,539,611	$—	$—
Affiliated Money Market Mutual Fund	21,559,929	—	—

Total	$135,099,540	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (17.9% represents investments purchased with collateral from securities on loan)	18.9%
Software	6.8
Retail	6.5
Pharmaceuticals	6.1
Biotechnology	5.0
Commercial Services	4.2
Entertainment & Leisure	3.9
Medical Supplies & Equipment	3.7
Oil, Gas & Consumable Fuels	3.6
Internet Services	3.3
Telecommunications	3.2
Semiconductors	3.2
Building Materials	3.1
Real Estate Investment Trusts	3.0
Oil & Gas Services	3.0
Chemicals	2.9
Healthcare Products	2.8
Healthcare Services	2.7%
Electronic Components & Equipment	2.5
Commercial Banks	2.3
Retail & Merchandising	2.3
Home Builders	2.1
Machinery & Equipment	2.1
Computer Services & Software	1.9
Transportation	1.8
Food	1.7
Aerospace & Defense	1.5
Airlines	1.5
Insurance	1.3
Miscellaneous Manufacturers	1.1
Distribution/Wholesale	1.1
Electronic Components	1.1
Metal Fabricate/Hardware	0.9
Restaurants	0.8
Manufacturing	0.8
Hand/Machine Tools	0.7

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Metals & Mining	0.7%
Computers	0.5
Automotive Parts	0.4
Investment Company	0.4
Hotels & Motels	0.4
Commercial Services & Supplies	0.4
Banks	0.4
Advertising	0.4
Media	0.3%
Electrical Equipment	0.2
Financial—Bank & Trust	0.2
Diversified Financial Services	0.2
Thrifts & Mortgage Finance	0.1
Construction & Engineering	0.1

118.1
Liabilities in excess of other assets	(18.1)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—94.6%

	COMMON STOCKS—93.8%

	Advertising
1,400	Marin Software, Inc.	$20,580

	Aerospace & Defense—3.0%
20,900	AAR Corp.	373,274
76,300	Alliant Techsystems, Inc.	5,673,668
167,693	Curtiss-Wright Corp.	5,507,038
73,700	Elbit Systems Ltd. (Israel)	3,074,764
5,100	Esterline Technologies Corp.*	382,704
378,300	Hexcel Corp.*(a)	11,538,150
19,100	LMI Aerospace, Inc.*	408,549
2,200	MA-COM Technology Solutions Holdings, Inc.*	30,866
125,875	Moog, Inc. (Class A Stock)*	5,816,684
96,464	Teledyne Technologies, Inc.*	7,240,588
42,993	Triumph Group, Inc.	3,435,140

		43,481,425

	Air Freight & Logistics—0.1%
37,600	Atlas Air Worldwide Holdings, Inc.*	1,406,240

	Airlines—0.1%
8,900	Alaska Air Group, Inc.*	548,596
102,700	Republic Airways Holdings, Inc.*	1,149,213
28,200	SkyWest, Inc.	403,542

		2,101,351

	Auto Parts and Equipment—0.1%
67,173	Cooper Tire & Rubber Co.	1,671,936
9,300	Standard Motor Products, Inc.	284,952

		1,956,888

	Banks—2.1%
1,790	1st Source Corp.	42,119
2,100	BancFirst Corp.	87,864
1,300	Bank of Kentucky Financial Corp.	34,086
4,400	Bank of the Ozarks, Inc.	180,092
9,600	BBCN Bancorp, Inc.	123,648
1,300	Camden National Corp.	43,407
68,740	Cardinal Financial Corp.	1,048,285
9,700	Cathay General Bancorp	191,187
1,700	Central Pacific Financial Corp.*	28,628
3,900	Chemical Financial Corp.	96,720
7,600	City Holding Co.	290,168
10,900	CoBiz Financial, Inc.	93,304
4,343	Columbia Banking System, Inc.	93,244

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
4,400	Community Bank System, Inc.	$126,016
7,100	Community Trust Bancorp, Inc.	245,802
1,900	ConnectOne Bancorp, Inc.	55,100
62,790	Eagle Bancorp, Inc.*	1,452,333
6,300	East West Bancorp, Inc.	153,279
3,092	Fidelity Southern Corp.*	36,758
8,100	Financial Institutions, Inc.	154,953
12,500	First Financial Bancorp	192,125
6,859	First Interstate Bancsystem, Inc.	139,375
6,300	FNB United Corp.*(a)	47,250
2,400	Great Southern Bancorp, Inc.	63,288
200,124	Hancock Holding Co.	5,457,381
82,612	Hanmi Financial Corp.*	1,274,703
5,950	Horizon Bancorp	114,835
33,826	IBERIABANK Corp.	1,543,142
7,400	Independent Bank Corp.(a)	229,696
4,300	Lakeland Financial Corp.	115,240
11,900	MainSource Financial Group, Inc.	150,773
5,400	MetroCorp Bancshares, Inc.*	54,270
86,082	OFG Bancorp (Puerto Rico)	1,383,338
27,600	Park Sterling Corp.*	158,148
6,900	Peoples Bancorp, Inc.	140,622
34,100	Pinnacle Financial Partners, Inc.*	827,607
4,464	Preferred Bank*	73,656
8,000	PrivateBancorp, Inc.	153,440
3,851	Republic Bancorp, Inc. (Class A Stock)	85,492
8,800	Sierra Bancorp	113,696
5,352	Southside Bancshares, Inc.(a)	114,426
31,700	Southwest Bancorp, Inc.*	419,074
4,600	Taylor Capital Group, Inc.*	67,390
114,953	TCF Financial Corp.(a)	1,672,566
500	Trico Bancshares	8,735
178,845	United Bankshares, Inc.(a)	4,526,567
10,900	Virginia Commerce Bancorp, Inc.*	146,496
3,300	Washington Trust Bancorp, Inc.	88,275
236,575	Webster Financial Corp.	5,528,758
16,528	WesBanco, Inc.	413,696
12,200	West Bancorporation, Inc.	131,516
49,400	Wilshire Bancorp, Inc.*	315,666
1,300	WSFS Financial Corp.	63,622

		30,391,857

	Biotechnology—0.2%
28,800	Cambrex Corp.*	359,712
9,800	Celldex Therapeutics, Inc.*	127,890
34,630	Charles River Laboratories International, Inc.*	1,506,059
8,100	Puma Biotechnology, Inc.*	260,658

		2,254,319

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Broadcasting—0.1%
59,900	Entercom Communications Corp. (Class A Stock)*(a)	$473,809
54,200	LIN TV Corp. (Class A Stock)*	667,202

		1,141,011

	Building Materials—0.3%
3,300	LSI Industries, Inc.	23,232
112,680	URS Corp.	4,948,906

		4,972,138

	Building Products—0.4%
10,475	A.O. Smith Corp.	790,129
83,150	Lennox International, Inc.	5,155,300

		5,945,429

	Business Services
3,000	ABM Industries, Inc.	67,650

	Capital Markets—1.8%
45,656	Apollo Investment Corp.	402,229
443,175	Ares Capital Corp.	8,048,058
156,750	LPL Financial Holdings, Inc.	5,417,280
281,375	Raymond James Financial, Inc.	11,654,553

		25,522,120

	Chemicals—3.3%
14,900	Axiall Corp.	781,505
127,600	Cabot Corp.	4,792,656
17,999	Cytec Industries, Inc.	1,311,407
3,200	Fuller (H.B.) Co.	121,280
116,972	Innophos Holdings, Inc.	6,001,833
1,400	Innospec, Inc.	61,614
51,440	Intrepid Potash, Inc.	947,011
135,100	Methanex Corp. (Canada)	5,725,538
12,800	Minerals Technologies, Inc.	520,064
17,000	NewMarket Corp.(a)	4,567,900
42,617	Olin Corp.	1,030,053
13,600	Schulman, (A.), Inc.	353,192
137,111	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	6,217,984
144,740	Sensient Technologies Corp.	5,695,519
140,800	Valspar Corp. (The)	8,985,856
10,800	Zep, Inc.	164,160

		47,277,572

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Clothing & Apparel—0.3%
56,184	G & K Services, Inc. (Class A Stock)	$2,640,086
3,000	G-III Apparel Group Ltd.*	121,980
28,400	Iconix Brand Group, Inc.*(a)	813,660
3,800	RG Barry Corp.	52,402

		3,628,128

	Commercial Banks—4.3%
358,150	Associated Banc-Corp.	5,110,801
92,800	Bank of Hawaii Corp.	4,425,632
5,200	Banner Corp.	169,884
2,000	Center Bancorp, Inc.	23,300
6,700	Citizens & Northern Corp.	129,712
1,300	CNB Financial Corp.	21,047
11,200	Enterprise Financial Services Corp.	161,056
800	First Bancorp, Inc.	13,672
19,900	First Busey Corp.	85,570
2,400	First Financial Corp.	74,136
181,456	First Horizon National Corp.	1,887,142
545,400	First Niagara Financial Group, Inc.	5,186,754
1,300	First of Long Island Corp. (The)	39,273
585,078	FirstMerit Corp.	10,022,386
571,700	Fulton Financial Corp.	6,323,002
1,300	German American Bancorp, Inc.	27,716
1,300	Merchants Bancshares, Inc.	39,442
102,860	National Penn Bancshares, Inc.	1,006,999
340,300	Old National Bancorp	4,144,854
207,825	Prosperity Bancshares, Inc.	9,547,480
2,400	S.Y. Bancorp, Inc.	55,104
132,743	Susquehanna Bancshares, Inc.	1,549,111
429,763	Trustmark Corp.	10,550,682
81,522	Zions Bancorp.(a)	2,007,072

		62,601,827

	Commercial Services—0.3%
400	Bright Horizons Family Solutions, Inc.	12,976
2,400	Carriage Services, Inc.	41,976
105,200	Cenveo, Inc.*(a)	214,608
6,100	Consolidated Graphics, Inc.*	217,587
49,500	Corinthian Colleges, Inc.*(a)	99,000
3,300	EVERTEC, Inc. (Puerto Rico)	66,165
20,500	Kelly Services, Inc. (Class A Stock)	348,910
3,400	Korn/Ferry International*	56,270
5,600	Mac-Gray Corp.	72,520
48,825	Matthews International Corp. (Class A Stock)	1,797,248
36,900	Quad/Graphics, Inc.(a)	771,210
3,500	RPX Corp.*	46,935
2,700	TeleTech Holdings, Inc.*	57,483
29,800	TrueBlue, Inc.*	617,456

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services (continued)
15,060	Viad Corp.	$392,313
1,500	Xoom Corp.	27,690

		4,840,347

	Commercial Services & Supplies—1.7%
169,500	Brink’s Co. (The)	4,493,445
26,357	DFC Global Corp.*	355,820
281,500	Ennis, Inc.	4,326,655
358,444	KAR Auction Services, Inc.	8,018,392
84,975	McGrath RentCorp	2,639,323
13,100	Navigant Consulting, Inc.*	161,523
35,600	PHH Corp.*	750,448
46,000	UniFirst Corp.	4,188,300

		24,933,906

	Computer Hardware
9,000	Aspen Technology, Inc.*	274,320

	Computer Services & Software—0.6%
10,800	Electronics for Imaging, Inc.*	288,576
142,960	Global Payments, Inc.	6,633,344
50,100	Spansion, Inc. (Class A Stock)*	650,799
17,600	SYNNEX Corp.*(a)	608,960
46,705	Unisys Corp.*	893,467

		9,075,146

	Computers & Peripherals—0.2%
67,444	Diebold, Inc.	1,975,435
15,900	Silicon Graphics International Corp.*(a)	206,700

		2,182,135

	Construction & Engineering—1.0%
25,000	EMCOR Group, Inc.	935,000
150,400	KBR, Inc.(a)	4,524,032
209,100	MasTec, Inc.*(a)	5,812,980
130,886	McDermott International, Inc. (Panama)*	1,397,862
7,600	Michael Baker Corp.	185,060
101,679	Orion Marine Group, Inc.*	931,380
12,639	Tutor Perini Corp.*	207,785
7,400	VSE Corp.	225,626

		14,219,725

	Consumer Finance—1.0%
239,637	Cash America International, Inc.(a)	10,455,362
83,650	First Cash Financial Services, Inc.*	4,305,466

		14,760,828

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Consumer Products & Services—1.3%
53,949	Central Garden & Pet Co. (Class A Stock)*	$474,751
66,908	Convergys Corp.	1,138,774
3,500	GP Strategies Corp.*	77,175
224,340	Helen of Troy Ltd. (Bermuda)*	7,824,979
114,346	Snap-on, Inc.	9,856,626

		19,372,305

	Containers & Packaging—2.3%
75,600	Graphic Packaging Holding Co.*	568,512
31,365	Greif, Inc. (Class A Stock)	1,510,852
62,307	Owens-Illinois, Inc.*	1,637,428
127,250	Packaging Corp of America(a)	6,052,010
55,000	Rock-Tenn Co. (Class A Stock)	5,507,700
265,976	Silgan Holdings, Inc.	12,732,271
143,200	Sonoco Products Co.	5,017,728

		33,026,501

	Cosmetics/Personal Care
4,900	Revlon, Inc. (Class A Stock)*	94,815

	Distribution/Wholesale
1,481	Core-Mark Holding Co., Inc.	77,071
14,100	United Stationers, Inc.	457,827

		534,898

	Diversified Financial Services—0.2%
13,721	Arlington Asset Investment Corp. (Class A Stock)	371,702
2,600	Artisan Partners Asset Management, Inc.	96,980
3,200	Blackhawk Network Holdings, Inc.	76,608
95,255	Cowen Group, Inc. (Class A Stock)*	243,853
53,551	Federated Investors, Inc. (Class B Stock)(a)	1,229,531
16,200	Piper Jaffray Cos., Inc.*	546,912
9,738	SWS Group, Inc.*	55,409

		2,620,995

	Drugs & Healthcare—0.5%
96,780	Covance, Inc.*	7,215,917

	Electric Utilities—1.6%
2,400	Chesapeake Utilities Corp.	128,064
66,198	Cleco Corp.	3,278,125
139,906	El Paso Electric Co.	5,240,879
9,000	Empire District Electric Co. (The)	207,630
156,110	Great Plains Energy, Inc.	3,766,934
98,710	IDACORP, Inc.	4,857,519
3,800	MGE Energy, Inc.	212,230
116,550	Portland General Electric Co.	3,758,738
3,600	UIL Holdings Corp.	149,904

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electric Utilities (continued)
15,500	UNS Energy Corp.	$789,880
33,802	Westar Energy, Inc.(a)	1,181,718

		23,571,621

	Electrical Equipment—1.3%
143,527	Belden, Inc.	7,093,104
217,120	EnerSys*	9,952,781
39,691	General Cable Corp.*	1,368,546

		18,414,431

	Electronic Equipment & Instruments—0.4%
226,860	Digital River, Inc.*	3,284,933
111,165	Sanmina Corp.*	1,402,902
98,337	Vishay Intertechnology, Inc.*(a)	1,380,652

		6,068,487

	Electronic Equipment, Instrument & Components—0.5%
372,700	AVX Corp.	4,215,237
136,600	Jabil Circuit, Inc.	2,431,480

		6,646,717

	Electronics—2.4%
23,900	Benchmark Electronics, Inc.*	426,376
206,500	Checkpoint Systems, Inc.*	2,389,205
123,991	Coherent, Inc.	6,934,817
275,440	FLIR Systems, Inc.	6,695,946
12,800	GSI Group, Inc. (Canada)*	109,312
133,114	Itron, Inc.*	5,277,970
165,075	Littelfuse, Inc.	11,525,537
6,500	Newport Corp.*	98,475
15,500	Sypris Solutions, Inc.	49,600
37,408	Watts Water Technologies, Inc. (Class A Stock)	1,760,420

		35,267,658

	Energy—Alternate Sources
1,200	FutureFuel Corp.	14,700
35,800	Green Plains Renewable Energy, Inc.*	447,858
10,249	Renewable Energy Group, Inc.*	100,748
2,600	REX American Resources Corp.*	48,594

		611,900

	Energy Equipment
10,850	Hillenbrand, Inc.	272,660

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Energy Equipment & Services—3.5%
280,287	Bristow Group, Inc.	$17,714,138
157,078	Key Energy Services, Inc.*	933,043
193,498	Lufkin Industries, Inc.	17,083,939
48,725	Oil States International, Inc.*	4,354,066
646,950	Precision Drilling Corp. (Canada)	5,240,295
94,000	Tidewater, Inc.(a)	4,930,300

		50,255,781

	Entertainment & Leisure—0.7%
13,674	Carmike Cinemas, Inc.*	240,116
15,700	Isle of Capri Casinos, Inc.*	120,262
166,880	Life Time Fitness, Inc.*(a)	7,706,518
3,000	National CineMedia, Inc.	48,720
80,109	Scientific Games Corp. (Class A Stock)*	711,368
14,500	SeaWorld Entertainment, Inc.	487,200
10,100	Speedway Motorsports, Inc.	182,103

		9,496,287

	Environmental Control—0.1%
12,800	CECO Environmental Corp.	148,608
161,200	EnergySolutions, Inc.*	665,756

		814,364

	Environmental Services—0.3%
90,764	Darling International, Inc.*	1,680,042
94,503	Tetra Tech, Inc.*	2,484,484

		4,164,526

	Financial—Bank & Trust—0.4%
6,500	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	147,485
82,844	Boston Private Financial Holdings, Inc.	798,616
20,600	First BanCorp (Puerto Rico)*(a)	121,746
3,000	First BanCorp (United States)	39,030
7,400	First Merchants Corp.	120,102
184,133	First Midwest Bancorp, Inc.	2,310,869
6,500	Flushing Financial Corp.	98,670
30,900	FNB Corp.	351,951
6,600	Heartland Financial USA, Inc.	167,706
8,488	Lakeland Bancorp, Inc.	81,145
63	Park National Corp.(a)	4,308
49,697	Prospect Capital Corp.	548,158
5,700	StellarOne Corp.	85,443
250,845	Synovus Financial Corp.(a)	674,773
2,100	Tompkins Financial Corp.	87,780

		5,637,782

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services—1.2%
4,400	Berkshire Hills Bancorp, Inc.	$113,784
38,100	BGC Partners, Inc. (Class A Stock)	217,932
47,200	CVB Financial Corp.	513,064
32,700	Deluxe Corp.	1,247,178
169,800	Eaton Vance Corp.	6,771,624
9,200	Encore Capital Group, Inc.*(a)	262,108
62,600	First Commonwealth Financial Corp.	447,590
11,900	First Community Bancshares, Inc.	184,569
34,700	National Financial Partners Corp.*(a)	879,298
10,202	NBT Bancorp, Inc.	206,590
14,900	Nelnet, Inc. (Class A Stock)	506,600
4,700	OceanFirst Financial Corp.	66,787
52,500	Ocwen Financial Corp.*	1,920,450
75,015	PacWest Bancorp	2,080,166
9,300	Provident Financial Services, Inc.	142,569
8,100	Renasant Corp.	184,842
1,400	Suffolk Bancorp*	21,896
9,000	World Acceptance Corp.*(a)	799,740

		16,566,787

	Food & Staples Retailing—1.2%
105,700	Andersons, Inc. (The)	5,762,764
49,417	Casey’s General Stores, Inc.	2,861,738
101,400	Harris Teeter Supermarkets, Inc.	4,237,506
109,400	Weis Markets, Inc.	4,576,202

		17,438,210

	Food Products—0.7%
105,500	Cal-Maine Foods, Inc.	4,502,740
86,175	Ingredion, Inc.	6,205,462

		10,708,202

	Foods—0.8%
72,836	Dole Food Co., Inc.*	783,715
4,600	Fairway Group Holdings Corp.	80,868
15,800	Pinnacle Foods, Inc.	377,146
31,050	Post Holdings, Inc.*	1,359,679
19,433	Sanderson Farms, Inc.	1,190,466
42,900	Spartan Stores, Inc.	719,862
18,900	TreeHouse Foods, Inc.*(a)	1,204,119
105,400	United Natural Foods, Inc.*	5,263,676

		10,979,531

	Furniture
500	Knoll, Inc.	7,780

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Gas Utilities—2.1%
122,675	Atmos Energy Corp.	$5,443,090
137,810	South Jersey Industries, Inc.	8,502,877
15,200	Southwest Gas Corp.	770,184
318,101	Swift Energy Co.*(a)	4,116,227
102,100	UGI Corp.	4,184,058
158,088	WGL Holdings, Inc.	7,306,827

		30,323,263

	Hand/Machine Tools—0.6%
256,000	Franklin Electric Co., Inc.	8,286,720

	Healthcare Equipment & Supplies—1.7%
177,498	Cantel Medical Corp.	5,610,712
45,300	Cooper Cos., Inc. (The)	5,001,120
7,700	Greatbatch, Inc.*	215,138
5,800	Invacare Corp.	78,010
125,200	STERIS Corp.	5,207,068
114,854	Teleflex, Inc.(a)	8,973,543

		25,085,591

	Healthcare Products—0.3%
63,075	Integra LifeSciences Holdings Corp.*	2,209,517
13,200	NuVasive, Inc.*	276,804
28,175	Sirona Dental Systems, Inc.*	2,071,990

		4,558,311

	Healthcare Providers & Services—0.3%
146,100	Owens & Minor, Inc.(a)	4,758,477

	Healthcare Services—2.2%
13,555	Almost Family, Inc.	267,576
180,820	Amedisys, Inc.*(a)	1,815,433
55,460	AmSurg Corp.*	1,861,238
72,951	Centene Corp.*	3,370,336
105,700	Five Star Quality Care, Inc.*	499,961
585,700	Health Management Associates, Inc. (Class A Stock)*	6,729,693
35,019	HealthSouth Corp.*	963,022
169,620	Healthways, Inc.*	2,356,022
42,300	LifePoint Hospitals, Inc.*	2,030,400
106,783	MEDNAX, Inc.*	9,474,855
35,100	Molina Healthcare, Inc.*(a)	1,165,320
4,300	Select Medical Holdings Corp.	35,475
32,200	Skilled Healthcare Group, Inc. (Class A Stock)*	226,688
19,900	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	358,797

		31,154,816

	Holding Companies
1,100	National Bank Holdings Corp. (Class A Stock)	19,866

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Home Builders—0.6%
6,300	KB Home	$142,002
5,300	MDC Holdings, Inc.	199,280
161,580	Meritage Homes Corp.*(a)	7,883,488
24,500	Taylor Morrison Home Corp. (Class A Stock)	631,610

		8,856,380

	Home Furnishings—0.1%
47,069	Ethan Allen Interiors, Inc.	1,378,180
28,200	Kimball International, Inc. (Class B Stock)	259,158

		1,637,338

	Hotels, Restaurants & Leisure—1.6%
97,475	Choice Hotels International, Inc.(a)	3,807,373
77,200	Cracker Barrel Old Country Store, Inc.	6,387,528
291,247	International Game Technology	4,936,637
172,540	International Speedway Corp. (Class A Stock)	5,671,390
58,500	Jack in the Box, Inc.*	2,097,225

		22,900,153

	Household Durables—1.0%
221,406	Harman International Industries, Inc.	9,899,062
84,850	Ryland Group, Inc. (The)(a)	3,823,341

		13,722,403

	Household Products—0.1%
6,800	Lifetime Brands, Inc.	91,800
30,975	WD-40 Co.	1,670,482

		1,762,282

	Industrial Products—0.2%
62,516	Brady Corp. (Class A Stock)	2,118,042
39,832	Kaydon Corp.	949,595

		3,067,637

	Insurance—5.5%
24,522	Alterra Capital Holdings Ltd. (Bermuda)	798,191
525,379	American Equity Investment Life Holding Co.(a)	8,006,776
105,300	American Financial Group, Inc.	5,082,831
4,700	American Safety Insurance Holdings Ltd. (Bermuda)*	113,176
16,800	AMERISAFE, Inc.	548,688
11,800	AmTrust Financial Services, Inc.(a)	373,588
82,900	Aspen Insurance Holdings Ltd. (Bermuda)(a)	3,165,951
17,100	Assured Guaranty Ltd. (Bermuda)	352,773
462,475	CNO Financial Group, Inc.	5,235,217

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance (continued)
3,600	Crawford & Co. (Class B Stock)	$27,324
96,839	Employers Holdings, Inc.	2,193,403
48,543	Endurance Specialty Holdings Ltd. (Bermuda)	2,377,151
169,100	First American Financial Corp.	4,526,807
50,938	Hanover Insurance Group, Inc. (The)	2,568,803
161,625	HCC Insurance Holdings, Inc.	6,885,225
88,275	Horace Mann Educators Corp.	1,990,601
35,341	Infinity Property & Casualty Corp.	2,005,248
9,500	Maiden Holdings Ltd. (Bermuda)	98,135
14,900	Meadowbrook Insurance Group, Inc.	115,922
45,019	Platinum Underwriters Holdings Ltd. (Bermuda)	2,554,828
45,634	ProAssurance Corp.	2,235,610
216,740	Protective Life Corp.	8,249,125
142,152	Reinsurance Group of America, Inc.	8,891,608
10,000	Selective Insurance Group, Inc.	234,300
118,780	State Auto Financial Corp.	2,064,396
6,000	Stewart Information Services Corp.(a)	162,420
15,700	Symetra Financial Corp.	213,991
172,294	Tower Group International Ltd.(a)	3,259,803
193,654	United Fire Group, Inc.	5,414,566

		79,746,457

	Internet Services—0.2%
12,500	1-800-Flowers.com, Inc. (Class A Stock)*	74,125
4,100	Bazaarvoice, Inc.*(a)	29,725
24,023	Comtech Telecommunications Corp.	591,206
3,762	Envivio, Inc.*	6,019
56,168	Liquidity Services, Inc.*(a)	1,847,927
46,100	United Online, Inc.	313,480
25,433	WebMD Health Corp. (Class A Stock)*	614,207

		3,476,689

	Internet Software & Services—0.4%
144,100	J2 Global, Inc.(a)	5,864,870

	Investment Companies—0.1%
22,800	American Capital Ltd.*	344,964
4,278	Fidus Investment Corp.	80,426
5,200	Gladstone Capital Corp.	48,204
20,712	KCAP Financial, Inc.	224,104
19,715	MCG Capital Corp.	101,335

		799,033

	IT Services—0.8%
284,550	Broadridge Financial Solutions, Inc.	7,164,969
16,007	CACI International, Inc. (Class A Stock)*(a)	936,249
73,125	Jack Henry & Associates, Inc.	3,393,000

		11,494,218

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Leisure Equipment & Products—0.3%
2,546	Arctic Cat, Inc.*	$114,544
157,764	Callaway Golf Co.(a)	1,057,019
1,419	Johnson Outdoors, Inc. (Class A Stock)*	33,290
48,618	Sturm Ruger & Co., Inc.(a)	2,492,645

		3,697,498

	Life Science Tools & Services—0.4%
193,800	PerkinElmer, Inc.	5,939,970

	Machinery—3.8%
226,748	Actuant Corp. (Class A Stock)	7,097,213
191,800	Barnes Group, Inc.	5,326,286
39,600	Briggs & Stratton Corp.	890,604
93,100	Crane Co.	5,011,573
197,880	Harsco Corp.	4,319,720
10,751	IDEX Corp.	559,375
191,139	ITT Corp.	5,275,436
44,321	Kadant, Inc.	1,226,362
115,800	Kennametal, Inc.(a)	4,630,842
219,400	Titan International, Inc.	4,894,814
106,120	Trinity Industries, Inc.	4,479,325
54,975	Valmont Industries, Inc.	8,011,507
257,175	Wabash National Corp.	2,425,160

		54,148,217

	Machinery & Equipment—0.1%
3,500	Altra Holdings, Inc.	93,275
34,063	Terex Corp.*	974,202

		1,067,477

	Manufacturing—0.4%
43,926	EnPro Industries, Inc.*(a)	2,164,673
2,800	Koppers Holdings, Inc.	122,948
4,300	Park-Ohio Holdings Corp.*	158,154
1,400	Proto Labs, Inc.*	71,512
2,400	Standex International Corp.	126,960
100	STR Holdings, Inc.*	225
53,177	Trimas Corp.*	1,621,899
34,360	Zebra Technologies Corp. (Class A Stock)*	1,602,894

		5,869,265

	Media—0.8%
155,106	Belo Corp. (Class A Stock)	1,662,736
160,500	Cinemark Holdings, Inc.	4,957,845
14,200	Courier Corp.	204,480

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Media (continued)
131,100	Meredith Corp.(a)	$5,089,302
5,300	Salem Communications Corp. (Class A Stock)	48,654
3,800	Sinclair Broadcast Group, Inc. (Class A Stock)	101,840

		12,064,857

	Metal Fabricate/Hardware
15,800	NN, Inc.*	142,358

	Metals & Mining—3.2%
37,890	Allegheny Technologies, Inc.	1,022,272
191,420	AMCOL International Corp.	5,889,993
24,700	Coeur d’Alene Mines Corp.*(a)	376,428
304,737	Commercial Metals Co.	4,455,255
28,924	Compass Minerals International, Inc.(a)	2,503,083
74,700	Globe Specialty Metals, Inc.	975,582
352,300	HudBay Minerals, Inc. (Canada)	2,804,308
9,700	LB Foster Co. (Class A Stock)	428,255
86,675	Reliance Steel & Aluminum Co.	5,639,942
18,800	Revett Minerals, Inc. (Canada)*(a)	27,636
85,600	Royal Gold, Inc.	4,757,648
48,079	RTI International Metals, Inc.*(a)	1,395,253
307,900	Steel Dynamics, Inc.	4,630,816
164,900	Timken Co.	8,668,793
12,400	US Silica Holdings, Inc.(a)	253,332
3,200	Westmoreland Coal Co.*(a)	38,624
49,100	Worthington Industries, Inc.	1,580,038

		45,447,258

	Multi-Utilities
12,500	NorthWestern Corp.	537,750

	Office Equipment—0.1%
52,626	Interface, Inc.	880,959
28,500	SteelCase, Inc. (Class A Stock)	361,950

		1,242,909

	Oil & Gas—0.1%
11,600	Energy XXI (Bermuda) Ltd. (Bermuda)	263,784
56,014	Goodrich Petroleum Corp.*(a)	730,423

		994,207

	Oil, Gas & Consumable Fuels—4.5%
125,000	Berry Petroleum Co. (Class A Stock)	5,988,750
3,800	Bonanza Creek Energy, Inc.*	130,530
23,800	C&J Energy Services, Inc.*(a)	471,002
61,600	Cimarex Energy Co.	4,507,888
64,100	Core Laboratories NV (Netherlands)	9,280,398
109,500	CVR Energy, Inc.	5,395,065

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
6,184	Dawson Geophysical Co.*	$190,096
3,800	Delek US Holdings, Inc.	137,142
91,800	Energen Corp.(a)	4,353,156
41,600	EPL Oil & Gas, Inc.*	1,359,072
150,300	Forum Energy Technologies, Inc.*(a)	4,179,843
29,300	Helix Energy Solutions Group, Inc.*	675,072
8,900	Laclede Group, Inc. (The)	415,719
7,950	New Jersey Resources Corp.	375,240
553,711	Newpark Resources, Inc.*	5,813,966
10,500	Northwest Natural Gas Co.	466,935
204,369	Oasis Petroleum, Inc.*(a)	6,995,551
8,600	RPC, Inc.(a)	113,864
258,606	Ship Finance International Ltd.(a)	4,261,827
10,063	Superior Energy Services, Inc.*	277,638
24,400	VAALCO Energy, Inc.*	163,968
25,500	W&T Offshore, Inc.	297,840
133,600	Western Refining, Inc.	4,129,576
118,900	World Fuel Services Corp.	4,821,395

		64,801,533

	Paper & Forest Products—0.5%
29,600	Boise, Inc.	236,504
173,500	Buckeye Technologies, Inc.	6,521,865
2,100	Domtar Corp.	145,971
5,500	P.H. Glatfelter Co.	132,000
16,300	Resolute Forest Products*	238,469
2,200	Schweitzer-Mauduit International, Inc.	88,638

		7,363,447

	Personal Products—0.1%
74,400	Prestige Brands Holdings, Inc.*	2,005,080

	Pharmaceuticals—0.1%
2,200	Achillion Pharmaceuticals, Inc.*(a)	16,588
18,500	Alkermes PLC (Ireland)*	566,285
900	Cornerstone Therapeutics, Inc.*	7,542
26,800	Impax Laboratories, Inc.*	469,000
6,717	Lannett Co., Inc.*	77,984
7,000	PharMerica Corp.*(a)	90,230
11,000	Progenics Pharmaceuticals, Inc.*	50,600
4,600	TESARO, Inc.(a)	126,546

		1,404,775

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pipelines—0.5%
126,400	ONEOK, Inc.	$6,491,904
2,000	SemGroup Corp. (Class A Stock)*	103,700

		6,595,604

	Printing & Publishing
38,300	Journal Communications, Inc. (Class A Stock)*	260,823

	Professional Services—0.7%
85,575	ICF International, Inc.*	2,319,938
113,794	Towers Watson & Co. (Class A Stock)	8,297,859

		10,617,797

	Railroads
5,700	FreightCar America, Inc.	119,016

	Real Estate
4,300	TRI Pointe Homes, Inc.	81,700

	Real Estate Investment Trusts—6.4%
15,200	American Campus Communities, Inc.	678,528
253,200	American Realty Capital Properties, Inc.(a)	4,162,608
176,900	Anworth Mortgage Asset Corp.	1,116,239
55,800	Ashford Hospitality Trust, Inc.	718,704
112,075	Associated Estates Realty Corp.	2,002,780
50,800	CapLease, Inc.	356,616
104,600	Capstead Mortgage Corp.	1,389,088
59,939	CBL & Associates Properties, Inc.(a)	1,446,928
56,200	Cedar Realty Trust, Inc.	360,242
17,100	Chesapeake Lodging Trust	404,586
22,500	Coresite Realty Corp.	814,050
149,425	Corrections Corp. of America	5,409,185
37,200	CYS Investments, Inc.	462,396
71,800	DCT Industrial Trust, Inc.(a)	562,194
1,600	EastGroup Properties, Inc.	100,912
134,332	Education Realty Trust, Inc.	1,476,309
5,500	EPR Properties	310,970
81,025	Equity One, Inc.	2,065,327
215,975	Excel Trust, Inc.	3,289,299
6,200	Extra Space Storage, Inc.	270,196
45,900	FelCor Lodging Trust, Inc.*	274,482
74,200	First Industrial Realty Trust, Inc.	1,331,148
363,511	First Potomac Realty Trust	5,816,176
311,300	Franklin Street Properties Corp.(a)	4,753,551
7,700	GEO Group, Inc. (The)	288,365
5,200	Getty Realty Corp.	111,332
165,700	Hatteras Financial Corp.	4,528,581
413,350	Hersha Hospitality Trust	2,471,833
96,900	Highwoods Properties, Inc.(a)	3,975,807
1,700	Home Properties, Inc.(a)	109,582

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
4,600	Invesco Mortgage Capital, Inc.	$98,440
20,700	Kite Realty Group Trust	136,620
4,000	LaSalle Hotel Properties	103,720
260,848	Lexington Realty Trust	3,341,463
11,900	LTC Properties, Inc.	553,350
469,281	Medical Properties Trust, Inc.	7,550,731
239,967	MFA Financial, Inc.	2,224,494
30,448	Mid-America Apartment Communities, Inc.	2,092,691
9,500	National Retail Properties, Inc.	376,960
128,600	Omega Healthcare Investors, Inc.	4,227,082
36,600	Parkway Properties, Inc.	667,218
46,100	Pennsylvania Real Estate Investment Trust	955,653
19,500	Potlatch Corp.	923,325
58,000	PS Business Parks, Inc.	4,628,400
79,800	RAIT Financial Trust	681,492
10,800	Ramco-Gershenson Properties Trust	188,676
68,200	Redwood Trust, Inc.(a)	1,556,324
359,297	Retail Properties of America, Inc. (Class A Stock)	5,500,837
178,900	Starwood Property Trust, Inc.	4,917,961
5,500	Sun Communities, Inc.	281,325
13,500	Winthrop Realty Trust	171,585

		92,236,361

	Retail—0.7%
66,020	Aeropostale, Inc.*	967,853
61,204	ANN, Inc.*	1,807,966
2,866	Del Frisco’s Restaurant Group, Inc.	48,464
5,500	Destination Maternity Corp.	130,625
84,809	Express, Inc.*	1,544,372
19,800	Insight Enterprises, Inc.*	358,776
23,780	Men’s Wearhouse, Inc. (The)	796,630
126,954	Pantry, Inc. (The)*	1,854,798
600	Papa John’s International, Inc.*	37,800
42,032	Regis Corp.(a)	788,100
372,498	Rite Aid Corp.*	987,120
27,100	Tuesday Morning Corp.*	219,781

		9,542,285

	Retail & Merchandising—0.6%
24,629	Cabela’s, Inc.*(a)	1,581,182
10,562	Conn’s, Inc.*(a)	457,440
5,200	Dillard’s, Inc. (Class A Stock)	428,532
6,500	EZCORP, Inc. (Class A Stock)*	109,850
91,200	GNC Holdings, Inc. (Class A Stock)	4,134,096

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail & Merchandising (continued)
29,400	hhgregg, Inc.*(a)	$397,194
87,300	OfficeMax, Inc.(a)	1,004,823
41,700	Ruth’s Hospitality Group, Inc.*	413,247

		8,526,364

	Road & Rail—0.5%
32,000	Celadon Group, Inc.	537,280
54,650	Con-Way, Inc.	1,847,170
191,279	Werner Enterprises, Inc.(a)	4,391,766

		6,776,216

	Savings & Loan—0.1%
2,700	First Defiance Financial Corp.	61,128
8,700	First Financial Holdings, Inc.	174,348
4,300	Heritage Financial Group, Inc.	63,597
17,700	HomeStreet, Inc.*	380,550
52,011	Investors Bancorp, Inc.	1,029,818

		1,709,441

	Semiconductors—1.8%
3,400	Alpha & Omega Semiconductor Ltd. (Bermuda)*	24,616
85,300	Amkor Technology, Inc.*(a)	360,819
162,569	Cabot Microelectronics Corp.*	5,447,687
8,700	DSP Group, Inc.*	70,209
182,326	Emulex Corp.*	1,093,956
612,419	Entegris, Inc.*	5,805,732
39,300	First Solar, Inc.*(a)	1,829,808
168,600	GT Advanced Technologies, Inc.*(a)	662,598
227,800	International Rectifier Corp.*(a)	4,831,638
14,900	IXYS Corp.	134,994
55,579	MKS Instruments, Inc.	1,493,408
1,767	Peregrine Semiconductor Corp.	17,069
11,700	Pericom Semiconductor Corp.*	75,582
19,300	Photronics, Inc.*	152,277
17,100	PMC - Sierra, Inc.*	98,496
5,700	Rudolph Technologies, Inc.*	66,519
101,375	Semtech Corp.*	3,251,097
18,443	Ultra Clean Holdings, Inc.*	115,453

		25,531,958

	Semiconductors & Semiconductor Equipment—0.7%
27,100	Integrated Silicon Solution, Inc.*	248,507
5,700	Intermolecular, Inc.*	49,647
59,600	LTX-Credence Corp.*	351,640
190,875	Microsemi Corp.*	3,970,200
250,075	Skyworks Solutions, Inc.*(a)	5,519,155

		10,139,149

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Software—2.3%
68,525	ACI WorldWide, Inc.*(a)	$3,221,361
9,000	Audience, Inc.*	133,110
7,700	Avid Technology, Inc.*	50,743
61,375	BroadSoft, Inc.*	1,568,745
11,900	CSG Systems International, Inc.*	257,159
8,200	Digi International, Inc.*	74,784
6,300	EPIQ Systems, Inc.	88,011
202,743	Fair Isaac Corp.	9,443,769
2,100	Guidewire Software, Inc.*	84,168
26,425	Manhattan Associates, Inc.*	1,855,299
3,422	MedAssets, Inc.*	64,094
141,400	Mentor Graphics Corp.	2,581,964
4,600	Model N, Inc.	90,988
1,200	Proofpoint, Inc.*	21,984
98,225	PTC, Inc.*	2,358,382
181,900	SS&C Technologies Holdings, Inc.*	5,582,511
148,900	Verint Systems, Inc.*	4,919,656

		32,396,728

	Specialty Retail—2.2%
509,325	Aaron’s, Inc.	14,622,721
42,300	Brown Shoe Co., Inc.	715,293
97,200	Buckle, Inc. (The)(a)	4,719,060
33,750	DSW, Inc. (Class A Stock)	2,231,550
156,325	Group 1 Automotive, Inc.(a)	9,454,536

		31,743,160

	Telecommunications—0.7%
33,216	ARRIS Group, Inc.*	548,396
18,300	Aviat Networks, Inc.*	58,560
4,700	Black Box Corp.	102,084
16,100	Consolidated Communications Holdings, Inc.	296,723
16,066	Harmonic, Inc.*	91,255
900	IDT Corp. (Class B Stock)	13,311
3,600	Oplink Communications, Inc.*	59,112
40,900	Premiere Global Services, Inc.*	459,307
417,670	RF Micro Devices, Inc.*	2,343,128
70,500	SBA Communications Corp. (Class A Stock)*(a)	5,568,795
8,200	Symmetricon, Inc.*	42,640
32,600	Telenav, Inc.*	170,824
13,789	USA Mobility, Inc.	187,117
23,300	Vonage Holdings Corp*	71,065

		10,012,317

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Textiles, Apparel & Luxury Goods—1.0%
17,527	Columbia Sportswear Co.(a)	$1,027,082
39,000	Jones Group, Inc. (The)	546,000
20,134	Oxford Industries, Inc.	1,190,523
20,350	Perry Ellis International, Inc.	357,550
92,132	True Religion Apparel, Inc.	2,493,092
177,650	Wolverine World Wide, Inc.(a)	8,486,341

		14,100,588

	Thrifts & Mortgage Finance—0.8%
309,200	Astoria Financial Corp.	2,965,228
4,900	BankFinancial Corp.	38,661
4,400	BofI Holding, Inc.*	179,432
187,600	Home Loan Servicing Solutions Ltd.	4,249,140
2,700	Provident Financial Holdings, Inc.	43,740
261,200	Washington Federal, Inc.	4,484,804

		11,961,005

	Tobacco—0.4%
87,300	Universal Corp.(a)	5,024,115

	Trading Companies & Distributors—1.2%
12,150	Applied Industrial Technologies, Inc.	513,337
115,600	TAL International Group, Inc.	4,785,840
99,975	United Rentals, Inc.*(a)	5,259,685
97,532	WESCO International, Inc.*(a)	6,992,069

		17,550,931

	Transportation—0.7%
12,700	Aircastle Ltd. (Bermuda)	177,292
4,300	Amerco, Inc.	691,010
167,266	GATX Corp.	8,522,203
10,600	GulfMark Offshore, Inc. (Class A Stock)	441,172
14,600	Swift Transporation Co.*	204,692
3,000	Universal Truckload Services, Inc.	75,720

		10,112,089

	Water Utilities
2,100	American States Water Co.	116,508
2,000	Artesian Resources Corp. (Class A Stock)	47,140
3,600	California Water Service Group	72,180
1,700	Consolidated Water Co. Ltd. (Ordinary Shares) (Cayman Islands)	16,949

		252,777

	TOTAL COMMON STOCKS (cost $1,018,953,057)	1,352,374,626

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	EXCHANGE TRADED FUNDS—0.8%
17,409	iShares Russell 2000 Index Fund(a)	$1,638,883
125,275	iShares Russell 2000 Value Index Fund(a)	10,503,056

	TOTAL EXCHANGE TRADED FUNDS (cost $11,567,704)	12,141,939

	TOTAL LONG-TERM INVESTMENTS (cost $1,030,520,761)	1,364,516,565

PRINCIPAL AMOUNT (000)#	SHORT-TERM INVESTMENTS—19.5%

	U.S. TREASURY OBLIGATION
305	U.S. Treasury Bills(k) 0.25%, 11/30/13 (cost $305,164)	305,274

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—19.5%
280,415,078	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $280,415,078; includes $201,292,230 of cash collateral for securities on loan)(b)(w) (Note 3)	280,415,078

	TOTAL SHORT-TERM INVESTMENTS (cost $280,720,242)	280,720,352

	TOTAL INVESTMENTS—114.1% (cost $1,311,241,003; Note 5)	1,645,236,917
	Liabilities in excess of other assets(x)—(14.1)%	(203,217,745)

	NET ASSETS—100%	$1,442,019,172

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,650,876; cash collateral of $201,292,230 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation
Long Positions:
61	Russell 2000 Mini	Jun. 2013	$5,689,655	$5,765,110	$75,455

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,352,374,626	$—	$—
Exchange Traded Funds	12,141,939	—	—
U.S. Treasury Obligation	—	305,274	—
Affiliated Money Market Mutual Fund	280,415,078	—	—
Other Financial Instruments*
Futures	75,455	—	—

Total	$1,645,007,098	$305,274	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (14.0% represents investments purchased with collateral from securities on loan)	19.5%
Real Estate Investment Trusts	6.4
Insurance	5.5
Oil, Gas & Consumable Fuels	4.5
Commercial Banks	4.3
Machinery	3.8
Energy Equipment & Services	3.5
Chemicals	3.3
Metals & Mining	3.2
Aerospace & Defense	3.0
Electronics	2.4
Containers & Packaging	2.3
Software	2.3
Specialty Retail	2.2
Healthcare Services	2.2
Banks	2.1
Gas Utilities	2.1
Semiconductors	1.8
Capital Markets	1.8
Healthcare Equipment & Supplies	1.7
Commercial Services & Supplies	1.7
Electric Utilities	1.6
Hotels, Restaurants & Leisure	1.6
Consumer Products & Services	1.3
Electrical Equipment	1.3
Trading Companies & Distributors	1.2%
Food & Staples Retailing	1.2
Financial Services	1.2
Consumer Finance	1.0
Construction & Engineering	1.0
Textiles, Apparel & Luxury Goods	1.0
Household Durables	1.0
Exchange Traded Funds	0.8
Media	0.8
Thrifts & Mortgage Finance	0.8
IT Services	0.8
Foods	0.8
Food Products	0.7
Professional Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Transportation	0.7
Telecommunications	0.7
Retail	0.7
Entertainment & Leisure	0.7
Computer Services & Software	0.6
Home Builders	0.6
Retail & Merchandising	0.6
Hand/Machine Tools	0.6
Paper & Forest Products	0.5
Drugs & Healthcare	0.5
Road & Rail	0.5

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Industry (cont’d.)
Electronic Equipment, Instrument & Components	0.5%
Pipelines	0.5
Electronic Equipment & Instruments	0.4
Building Products	0.4
Life Science Tools & Services	0.4
Manufacturing	0.4
Internet Software & Services	0.4
Financial—Bank & Trust	0.4
Tobacco	0.4
Building Materials	0.3
Commercial Services	0.3
Healthcare Providers & Services	0.3
Healthcare Products	0.3
Environmental Services	0.3
Leisure Equipment & Products	0.3
Clothing & Apparel	0.3
Internet Services	0.2
Industrial Products	0.2
Diversified Financial Services	0.2
Biotechnology	0.2%
Computers & Peripherals	0.2
Airlines	0.1
Personal Products	0.1
Auto Parts And Equipment	0.1
Household Products	0.1
Savings & Loan	0.1
Home Furnishings	0.1
Air Freight & Logistics	0.1
Pharmaceuticals	0.1
Office Equipment	0.1
Broadcasting	0.1
Machinery & Equipment	0.1
Oil & Gas	0.1
Environmental Control	0.1
Investment Companies	0.1

114.1
Liabilities in excess of other assets	(14.1)

100.0%

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2013 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—95.4%

	COMMON STOCKS—94.8%

	Argentina—0.2%
9,400	MercadoLibre, Inc.	$945,546

	Australia—4.1%
286,100	Arrium Ltd.	252,110
166,700	Ausdrill Ltd.	261,819
63,800	Bank of Queensland Ltd.	663,398
65,000	Bendigo and Adelaide Bank Ltd.	745,283
93,300	Boart Longyear Ltd.	92,371
125,300	Bradken Ltd.	667,678
42,200	Caltex Australia Ltd.	942,347
248,800	Challenger Ltd.	1,083,309
213,375	Downer Edi Ltd.	1,086,120
765,800	Emeco Holdings Ltd.	365,196
559,583	Goodman Fielder Ltd.*	449,592
150,400	Lend Lease Group	1,680,813
259,000	Metcash Ltd.	1,098,186
89,700	National Australia Bank Ltd.	3,161,725
252,800	Pacific Brands Ltd.	225,387
135,100	Toll Holdings Ltd.	798,331
61,300	Westpac Banking Corp.	2,147,978

		15,721,643

	Austria—0.6%
39,100	OMV AG	1,837,004
18,000	Voestalpine AG	561,930

		2,398,934

	Belgium—0.4%
102,600	AGFA-Gevaert NV*	185,113
20,300	Delhaize Group	1,272,810
16,878	Dexia SA*	1,112

		1,459,035

	Brazil—0.9%
48,890	Embraer SA, ADR	1,707,728
64,109	Natura Cosmeticos SA	1,606,610

		3,314,338

	Canada—2.6%
17,668	Canadian National Railway Co.	1,729,708
41,947	Cenovus Energy, Inc.	1,255,350
36,722	Lululemon Athletica, Inc.*	2,795,646
59,630	Potash Corp. of Saskatchewan, Inc.	2,510,423
74,800	Teck Resources Ltd. (Class B Stock)	1,989,816

		10,280,943

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	China—1.8%
24,200	Baidu, Inc., ADR*	$2,077,570
229,461	China Merchants Bank Co. Ltd. (Class H Stock)	489,074
4,593,539	Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,231,989
456,777	Sinopharm Group Co. Ltd. (Class H Stock)	1,356,766

		7,155,399

	Denmark—1.4%
40,500	H. Lundbeck A/S	809,843
25,302	Novo Nordisk A/S (Class B Stock)	4,438,163

		5,248,006

	Finland—0.2%
41,200	Tieto Oyj	882,241

	France—8.4%
26,808	Air Liquide SA	3,393,498
9,200	Arkema SA	861,928
62,600	AXA SA	1,171,900
26,100	BNP Paribas	1,454,297
37,046	Cie Generale des Etablissements Michelin (Class B Stock)	3,128,758
7,600	Ciments Francais SA	415,266
97,828	Credit Agricole SA*	895,529
23,947	LVMH Moet Hennessy Louis Vuitton SA	4,147,117
46,690	Publicis Groupe SA	3,247,818
12,500	Renault SA	861,286
42,700	Sanofi	4,679,776
26,100	SCOR SE	792,112
13,611	Societe Generale*	494,372
31,600	Thales SA	1,372,484
49,700	Total SA	2,504,865
16,400	Valeo SA	952,471
105,700	Vivendi	2,394,269

		32,767,746

	Germany—10.5%
34,224	Adidas AG	3,574,155
32,811	Allianz SE	4,841,732
3,600	Aurubis AG	226,194
21,900	BASF SE	2,045,419
15,400	Bayer AG	1,606,664
5,000	Continental AG	593,681
34,000	Daimler AG	1,881,277
97,077	Deutsche Bank AG	4,463,090
76,100	Deutsche Post AG	1,805,963
35,700	E.ON AG	646,928

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
48,100	Freenet AG	$1,197,860
51,160	Fresenius Medical Care AG & Co. KGaA	3,530,460
12,800	Hannover Rueckversicherung AG	1,080,869
7,400	Heidelberger Druckmaschinen AG*	16,226
5,100	Merck KGaA	776,421
16,400	Metro AG	511,332
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,679,823
18,900	Rheinmetall AG	895,182
22,000	RWE AG	791,975
41,492	SAP AG	3,295,514
28,293	Siemens AG	2,954,756
12,100	Volkswagen AG	2,352,021

		40,767,542

	Hong Kong—3.3%
700,112	AIA Group Ltd.	3,108,040
36,000	Cheung Kong Holdings Ltd.	541,845
1,306,703	CNOOC Ltd.	2,438,234
583,200	First Pacific Co. Ltd.	807,145
173,884	Hong Kong Exchanges and Clearing Ltd.	2,926,393
1,087,000	Huabao International Holdings Ltd.	498,666
243,900	Kingboard Chemical Holdings Ltd.	663,169
1,824,000	Shougang Fushan Resources Group Ltd.	712,193
308,300	Yue Yuen Industrial Holdings Ltd.	1,066,713

		12,762,398

	Ireland—1.0%
33,134	Accenture PLC (Class A Stock)	2,698,433
1,397	Covidien PLC	89,185
48,600	Permanent TSB Group Holdings PLC*	2,240
66,600	Smurfit Kappa Group PLC	988,479

		3,778,337

	Israel—0.8%
182,600	Bank Hapoalim BM*	848,059
7,612	Check Point Software Technologies Ltd.*	354,871
16,000	Elbit Systems Ltd.	667,225
29,400	Teva Pharmaceutical Industries Ltd.	1,150,577

		3,020,732

	Italy—1.7%
15,900	Banco Popolare Scarl*	22,929
361,000	Enel SpA	1,395,830
104,300	ENI SpA	2,494,420
50,900	Finmeccanica SpA*	264,914
104,800	Parmalat SpA	322,958
57,574	Saipem SpA	1,630,175
682,500	Telecom Italia SpA	577,491

		6,708,717

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan—17.3%
22,600	Alpine Electronics, Inc.	$230,208
36,400	Aoyama Trading Co. Ltd.	1,087,687
373,000	Aozora Bank Ltd.	1,167,000
124,000	Asahi Kasei Corp.	831,882
57,482	Bridgestone Corp.	2,166,963
102,000	Calsonic Kansei Corp.	484,444
11,806	Fanuc Corp.	1,780,255
187,100	Fukuoka Financial Group, Inc.	955,796
30,600	Fuyo General Lease Co. Ltd.	1,390,552
51,900	Heiwa Corp.	1,074,895
5,081	Japan Exchange Group, Inc.	623,365
169,160	JX Holdings, Inc.	916,207
19,400	K’s Holdings Corp.	682,587
106,234	KDDI Corp.	5,100,017
30,400	Keihin Corp.	496,454
126,566	Komatsu Ltd.	3,452,213
115,972	Kubota Corp.	1,661,926
149,300	Kurabo Industries Ltd.	280,268
22,600	Kyorin Holdings, Inc.	603,687
78,200	Kyowa Exeo Corp.	921,699
247,900	Marubeni Corp.	1,772,440
26,500	Matsumotokiyoshi Holdings Co. Ltd.	757,337
3,900	Megmilk Snow Brand Co. Ltd.	59,889
9,100	Miraca Holdings, Inc.	453,670
17,800	Mitsubishi Corp.	319,171
1,118,176	Mitsubishi UFJ Financial Group, Inc.	7,604,767
58,400	Mitsui & Co. Ltd.	801,551
591,500	Mizuho Financial Group, Inc.	1,304,534
36,300	Namco Bandai Holdings, Inc.	660,948
65,700	Nichii Gakkan Co.	667,884
61,300	Nippon Electric Glass Co. Ltd.	311,892
59,200	Nippon Shokubai Co. Ltd.	580,553
47,100	Nippon Telegraph & Telephone Corp.	2,331,205
254,300	Nishi-Nippon City Bank Ltd. (The)	847,797
127,600	Nissan Motor Co. Ltd.	1,329,862
800	NTT DoCoMo, Inc.	1,321,229
67,200	Otsuka Holdings Co. Ltd.	2,419,572
13,700	Sankyo Co. Ltd.	623,973
150,200	Sankyu, Inc.	670,226
52,600	Seino Holdings Co. Ltd.	459,174
36,500	Shimachu Co. Ltd.	963,374
28,200	Shizuoka Gas Co. Ltd.	223,320
36,453	Softbank Corp.	1,804,234
149,600	Sumitomo Corp.	1,866,068

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
52,700	Sumitomo Mitsui Financial Group, Inc.	$2,489,445
15,794	Sumitomo Mitsui Trust Holdings, Inc.	79,225
203,400	Toagosei Co. Ltd.	876,319
50,400	Toppan Forms Co. Ltd.	472,023
78,754	Toyota Motor Corp.	4,556,317
9,500	Tsuruha Holdings, Inc.	923,834
130,100	Yokohama Rubber Co. Ltd. (The)	1,705,573

		67,165,511

	Liechtenstein—0.1%
3,800	Verwaltungs-und Privat-Bank AG	304,474

	Luxembourg—0.2%
17,400	Oriflame Cosmetics SA, SDR	630,111

	Mexico—0.6%
787,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,499,455

	Netherlands—2.5%
96,600	Aegon NV	637,487
31,089	ASML Holding NV	2,311,214
120,200	ING Groep NV, CVA*	986,510
123,400	Koninklijke Ahold NV	1,946,890
22,300	Koninklijke DSM NV	1,436,976
94,100	Koninklijke KPN NV	196,173
9,200	Koninklijke Philips Electronics NV	254,071
5,700	Nutreco NV	541,002
4,300	Royal Dutch Shell PLC (Class A Stock)	146,301
44,945	Yandex NV (Class A Stock)*	1,156,884

		9,613,508

	New Zealand—0.3%
825,600	Air New Zealand Ltd.	1,061,492

	Norway—1.0%
54,400	DnB ASA	889,136
11,700	Fred Olsen Energy ASA	509,269
56,800	Statoil ASA	1,385,894
25,300	Yara International ASA	1,184,601

		3,968,900

	Singapore—0.5%
71,000	DBS Group Holdings Ltd.	966,112
56,000	United Overseas Bank Ltd.	970,691

		1,936,803

	South Korea—0.6%
1,768	Samsung Electronics Co. Ltd.	2,440,171

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Spain—1.8%
29,675	Amadeus IT Holding SA (Class A Stock)	$875,989
79,800	Banco Bilbao Vizcaya Argentaria SA	774,533
67,800	Banco Espanol de Credito SA*	312,066
168,700	Banco Santander SA	1,219,933
86,900	Gas Natural SDG SA	1,819,644
63,100	Repsol SA	1,479,172
35,300	Telefonica SA	517,880

		6,999,217

	Sweden—1.9%
87,100	Boliden AB	1,378,860
74,474	Hennes & Mauritz AB (Class B Stock)	2,634,895
43,547	NCC AB (Class B Stock)	1,031,386
71,900	Nordea Bank AB	861,440
61,000	Swedbank AB (Class A Stock)	1,501,223

		7,407,804

	Switzerland—8.0%
13,600	Baloise Holding AG	1,399,785
4,400	Bucher Industries AG	1,060,959
72,937	Credit Suisse Group AG*	2,022,268
2,200	Georg Fischer AG*	956,496
56,043	Julius Baer Group Ltd.*	2,232,558
60,300	Logitech International SA*	383,928
9,200	Lonza Group AG*	640,675
24,838	Nestle SA	1,773,761
77,075	Novartis AG	5,723,843
23,593	Roche Holding AG	5,896,981
1,499	Swatch Group AG (The)	858,483
6,800	Swiss Life Holding AG*	1,075,070
22,000	Swiss Re Ltd.*	1,749,731
6,370	Syngenta AG	2,722,562
8,700	Zurich Insurance Group AG*	2,429,039

		30,926,139

	United Kingdom—20.5%
80,600	Alent PLC*	424,678
106,214	ARM Holdings PLC	1,643,275
68,000	AstraZeneca PLC	3,530,609
183,100	Aviva PLC	867,760
304,500	BAE Systems PLC	1,776,096
242,700	Barclays PLC	1,078,403
313,989	Beazley PLC	1,094,965
50,200	Berendsen PLC	603,161

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
124,200	Bodycote PLC	$998,392
484,600	BP PLC	3,510,841
48,796	British American Tobacco PLC	2,702,930
685,700	BT Group PLC	2,941,895
80,108	Burberry Group PLC	1,662,462
1,058,300	Cable & Wireless Communications PLC	695,045
65,999	Carnival PLC	2,378,453
80,900	Dairy Crest Group PLC	577,687
507,900	Debenhams PLC	656,403
43,300	Eurasian Natural Resources Corp. PLC	184,562
31,400	GlaxoSmithKline PLC	809,912
142,100	Home Retail Group PLC	343,899
318,047	HSBC Holdings PLC	3,463,203
204,800	Intermediate Capital Group PLC	1,343,764
397,300	J. Sainsbury PLC	2,351,943
563,243	Kingfisher PLC	2,739,354
621,400	Legal & General Group PLC	1,636,101
225,597	Marks & Spencer Group PLC	1,431,861
144,620	Marston’s PLC	325,287
41,789	Micro Focus International PLC	434,592
141,000	Mondi PLC	1,864,975
524,912	Old Mutual PLC	1,671,513
166,800	Pace PLC	643,342
94,633	Pearson PLC	1,721,348
54,827	Reckitt Benckiser Group PLC	3,999,372
160,960	Rolls-Royce Holdings PLC*	2,825,307
262,516	Royal Bank of Scotland Group PLC*	1,249,028
136,500	Royal Dutch Shell PLC (Class B Stock)	4,777,087
293,000	RSA Insurance Group PLC	506,561
46,047	SABMiller PLC	2,480,917
137,460	Standard Chartered PLC	3,452,674
402,500	Tesco PLC	2,289,255
153,300	Tullett Prebon PLC	582,224
68,795	Tullow Oil PLC	1,069,696
80,600	Vesuvius PLC	435,696
993,234	Vodafone Group PLC	3,027,052
61,300	WH Smith PLC	704,154
461,600	WM Morrison Supermarkets PLC	2,094,434
104,396	WPP PLC	1,725,420

		79,327,588

	United States—1.6%
48,607	Schlumberger Ltd.	3,617,819
37,390	Yum! Brands, Inc.	2,547,007

		6,164,826

	TOTAL COMMON STOCKS (cost $321,742,056)	367,657,556

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	PREFERRED STOCKS—0.6%

	Brazil—0.6%
140,728	Itau Unibanco Holding SA (PRFC), ADR	$2,368,452

	United Kingdom
19,154,240	Rolls-Royce Holdings PLC (PRFC C)*(g)	29,753

	TOTAL PREFERRED STOCKS (cost $2,679,931)	2,398,205

	RIGHTS*

	Netherlands
48,600	Koninklijke KPN NV, expiring 05/14/13 (cost $262,147)	65,284

	TOTAL LONG-TERM INVESTMENTS (cost $324,684,134)	370,121,045

	SHORT-TERM INVESTMENT—3.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
12,243,595	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $12,243,595)(w) (Note 3)	12,243,595

	TOTAL INVESTMENTS—98.6% (cost $336,927,729; Note 5)	382,364,640
	Other assets in excess of liabilities(x)—1.4%	5,482,963

	NET ASSETS—100%	$387,847,603

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Special Drawing Rights

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 05/08/13	Brown Brothers Harriman & Co.	EUR	2,474	$3,265,560	$3,257,780	$(7,780)

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/08/13	State Street Bank	EUR	2,474	$3,173,085	$3,257,780	$(84,695)
Expiring 10/29/13	State Street Bank	EUR	10,753	13,999,824	14,180,592	(180,768)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	541,654	6,182,177	5,558,371	623,806
Expiring 07/08/13	State Street Bank	JPY	469,005	4,748,506	4,812,861	(64,355)
Expiring 07/08/13	State Street Bank	JPY	346,991	3,563,359	3,560,766	2,593
Expiring 07/08/13	State Street Bank	JPY	223,357	2,243,889	2,292,051	(48,162)
Expiring 07/08/13	State Street Bank	JPY	185,694	1,935,621	1,905,562	30,059

				$35,846,461	$35,567,983	$278,478

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$945,546	$—	$—
Australia	15,721,643	—	—
Austria	2,398,934	—	—
Belgium	1,459,035	—	—
Brazil	3,314,338	—	—
Canada	10,280,943	—	—
China	7,155,399	—	—
Denmark	5,248,006	—	—
Finland	882,241	—	—
France	32,767,746	—	—
Germany	40,767,542	—	—
Hong Kong	12,762,398	—	—
Ireland	3,778,337	—	—
Israel	3,020,732	—	—
Italy	6,708,717	—	—
Japan	67,165,511	—	—
Liechtenstein	304,474	—	—
Luxembourg	630,111	—	—
Mexico	2,499,455	—	—
Netherlands	9,613,508	—	—
New Zealand	1,061,492	—	—
Norway	3,968,900	—	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Singapore	$1,936,803	$—	$—
South Korea	2,440,171	—	—
Spain	6,999,217	—	—
Sweden	7,407,804	—	—
Switzerland	30,926,139	—	—
United Kingdom	79,327,588	—	—
United States	6,164,826	—	—
Preferred Stocks:
Brazil	2,368,452	—	—
United Kingdom	—	29,753	—
Rights:
Netherlands	65,284	—	—
Affiliated Money Market Mutual Fund	12,243,595	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	270,698	—

Total	$382,334,887	$300,451	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 were as follows:

Commercial Banks	14.1%
Pharmaceuticals	8.4
Oil & Gas	7.9
Insurance	6.3
Telecommunications	5.7
Retail	5.6
Chemicals	5.1
Food	4.1
Affiliated Money Market Mutual Fund	3.2
Diversified Financial Services	2.9
Automobile Manufacturers	2.8
Auto Parts and Equipment	2.6
Aerospace/Defense	2.4
Machinery & Equipment	2.3
Computer Services & Software	2.2
Apparel	1.7
Semiconductors	1.6
Transportation	1.4
Distribution/Wholesale	1.3
Miscellaneous Manufacturers	1.3
Advertising	1.2
Holding Companies—Diversified	1.1
Entertainment & Leisure	1.1
Internet	1.0%
Household Products/Wares	1.0
Healthcare Services	1.0
Mining	1.0
Engineering/Construction	0.8
Forest & Paper Products	0.8
Electric	0.8
Beverages	0.7
Agriculture	0.7
Cosmetics & Toiletries	0.6
Real Estate	0.5
Commercial Services	0.5
Media	0.4
Oil & Gas Services	0.4
Airlines	0.3
Iron/Steel	0.3
Metal Fabricate/Hardware	0.3
Coal	0.2
Toys/Games/Hobbies	0.2
Communications Equipment	0.2
Electronics	0.2
Building Materials	0.1
Trading Companies & Distributors	0.1

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Textiles	0.1%
Home Furnishings	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

Total Return Bond Portfolio	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			LONG-TERM INVESTMENTS—107.2%

			ASSET-BACKED SECURITIES—1.1%
Aa3		800	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5 5.377%, 06/10/49	$925,924
Ba1		310	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.621%(c), 10/25/46	309,139
AAA(d)		175	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A (Cayman Islands) 1.79%(c), 02/16/19	174,692
Aaa		3,258	SLM Student Loan Trust, Series 2008-9, Class A 1.776%(c), 04/25/23	3,393,630
Caa2		380	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A 1.704%(c), 04/25/35	363,538

			TOTAL ASSET-BACKED SECURITIES (cost $5,021,129)	5,166,923

			BANK LOANS(c)—0.4%

			Computer Hardware—0.3%
NR		1,300	Dell Inc. Bridge, Term Loan 5.481%, 11/06/13(g)	1,294,891

			Utilities—0.1%
Caa3		559	TXU Corp., 2014 Term Loan (Non-Extending) 3.730%, 10/10/14	419,513

			TOTAL BANK LOANS (cost $1,848,819)	1,714,404

			COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
A(d)	GBP	93	Epic (More London) PLC, Series MLDN, Class A (United Kingdom) 0.756%(c), 07/15/17	140,820
Aa3	GBP	113	Radamantis PLC, Series 24X, Class A (United Kingdom) 0.681%(c), 10/25/15	174,413
Aaa		15,866	UBS—Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 144A, IO 1.169%(c), 03/10/46	1,313,499

			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,604,829)	1,628,732

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS—21.1%

		Aerospace—0.1%
Baa2	200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	$229,745

		Airlines
NR	496	UAL 1991 Equipment Trust AB, Equipment Trust(i) 10.85%, 02/19/15(g)	203,484

		Automobile Manufacturers—0.9%
A3	3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 0.894%(c), 03/28/14	3,808,330
A3	600	1.30%, 07/31/15	604,364

			4,412,694

		Automotive Parts—0.3%
Baa2	1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,285,229

		Computer Services & Software—0.3%
A2	1,200	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,215,486

		Financial—Bank & Trust—6.6%
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.565%(c), 10/14/16	1,170,800
Baa1	800	7.625%, 06/01/19	1,024,214
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	348,269
B2	500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	518,125
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Bank Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,773,128
Aaa	3,000	DnB Boligkreditt A/S, Covered Bonds, 144A (Norway) 2.90%, 03/29/17(g)	3,185,100
A1	2,600	Export-Import Bank of Korea, (South Korea) Sr. Unsec’d. Notes 8.125%, 01/21/14	2,727,811
Aa3	1,200	Sr. Unsec’d. Notes, 144A 1.226%(c), 07/26/13	1,200,396

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	$354,441
A1	1,100	6.25%, 09/01/17	1,293,954
A1	400	Sr. Unsec’d. Notes, MTN 0.676%(c), 07/22/15	398,068
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,173,030
Aa3	1,800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	2,016,135
A2	4,900	Sr. Unsec’d. Notes, MTN 0.908%(c), 02/26/16	4,909,580
NR	3,500	Lehman Brothers Holdings Escrow, Sr. Unsec’d. Notes, MTN(i) 5.625%, 01/24/14	840,000
Ba1	3,100	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(c), 12/29/49	4,185,000

			31,118,051

		Financial Services—6.0%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,527,000
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	130,500
Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	708,852
		CitiFinancial, Inc.,
A3	400	Sr. Unsec’d. Notes 6.625%, 06/01/15	438,740
		Ford Motor Credit Co. LLC,
Ba1	2,000	Sr. Unsec’d. Notes 5.625%, 09/15/15	2,182,710
Ba1	1,100	7.00%, 10/01/13	1,127,904
Baa3	800	Sr. Unsec’d. Notes, MTN 1.384%(c), 08/28/14	800,317
Aa2	1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.58%(c), 06/20/14	1,701,991

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
Ba3		1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	$2,261,000
A2	EUR	1,200	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.75%, 05/21/13	1,584,437
A2		3,200	Morgan Stanley, Notes, MTN 6.625%, 04/01/18	3,836,198
A2		1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	2,033,590
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,359,012
B3		100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	104,375
A1		2,700	Sumitomo Mitsui Trust Bank Ltd., Gtd. Notes, 144A (Japan) 1.80%, 03/28/18(g)	2,739,083

				28,535,709

			Insurance—0.8%
			American International Group, Inc.,
Baa1		2,300	Sr. Unsec’d. Notes 8.25%, 08/15/18	2,982,619
Baa1	EUR	600	Sr. Unsec’d. Notes, MTN 0.384%(c), 07/19/13	789,119

				3,771,738

			Metals & Mining—0.8%
BBB-(d)		3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,877,200

			Oil, Gas & Consumable Fuels—0.4%
Baa2		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,759,953

			Paper & Forest Products—0.8%
Baa3		3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,983,306

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Pharmaceuticals—0.6%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	$1,402,834
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,408,875

			2,811,709

		Pipelines—0.1%
Ba3	300	El Paso LLC, Sr. Sec’d. Notes, MTN 7.80%, 08/01/31	339,470

		Real Estate Investment Trust—0.9%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	4,351,526

		Retail & Merchandising—0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,185,000

		Tobacco—0.2%
Baa1	136	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	190,656
Baa3	750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	890,699

			1,081,355

		Transportation—0.4%
Baa3	1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,948,814

		Utilities—1.4%
Baa1	2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	3,043,218
A1	2,200	Saudi Electricity Global Sukuk Co. 2, (Cayman Islands) Sr. Unsec’d. Notes, 144A 5.06%, 04/08/43(g)	2,309,687

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Utilities (continued)
A1		1,200	Unsec’d. Notes, 144A 3.473%, 04/08/23	$1,218,067

				6,570,972

			TOTAL CORPORATE BONDS (cost $89,572,093)	99,681,441

			FOREIGN GOVERNMENT BONDS—14.0%
Aaa	AUD	3,900	Australia Government, Sr. Unsec’d. Notes (Australia) 5.50%, 12/15/13	4,113,841
Aaa	EUR	19,400	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	25,615,266
Aaa	EUR	23,500	1.75%, 06/14/13	31,007,447
Aaa	CAD	1,300	Canada Housing Trust No. 1, Gov’t. Gtd. Notes, 144A (Canada) 2.40%, 12/15/22	1,320,749
Aa2	CAD	2,300	Province of Ontario, Unsec’d Notes (Canada) 3.15%, 06/02/22	2,400,977
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,511,933

			TOTAL FOREIGN GOVERNMENT BONDS (cost $65,009,339)	65,970,213

			MUNICIPAL BONDS—4.3%

			California—1.4%
Aa1		600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	806,832
A1		4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds 7.618%, 08/01/40	5,772,793

				6,579,625

			Illinois—0.4%
Aa3		700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	899,164
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	1,027,616

				1,926,780

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			MUNICIPAL BONDS (continued)

			Kentucky—0.9%
Aa3	800		Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	$900,200
Aa3	1,000		4.403%, 11/01/20	1,136,780
Aa3	1,900		5.373%, 11/01/25	2,285,681

				4,322,661

			New Jersey—0.7%
A3	200		New Jersey State Turnpike Authority, Revenue Bonds 5.00%, 01/01/25	241,368
A3	400		5.00%, 01/01/26	475,944
A3	500		5.00%, 01/01/27	590,275
Aa3	1,800		Port Authority of New York & New Jersey, Revenue Bonds 4.458%, 10/01/62	1,887,264

				3,194,851

			New York—0.9%
Aa1	1,400		New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,679,020
Aa1	1,100		4.905%, 11/01/24	1,331,187
Aa1	1,100		5.075%, 11/01/25	1,332,661

				4,342,868

			TOTAL MUNICIPAL BONDS (cost $17,920,214)	20,366,785

			RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.3%
Ca	892		American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.39%(c), 05/25/46	641,159
AAA(d)	—	(r)	American Housing Trust I, Series I, Class 5 8.625%, 08/25/18	451
Aaa	10		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 2.664%(c), 02/25/33	9,648
Caa2	898		Series 2005-4, Class 3A1 2.957%(c), 08/25/35	826,325
D(d)	768		Series 2007-3, Class 1A1 2.991%(c), 05/25/47	638,111

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa1		254	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.725%(c), 05/25/35	$252,670
B3		261	Citigroup Mortgage Loan Trust, Series 2005-6, Class A2 2.29%(c), 09/25/35	256,541
D(d)		707	Series 2007-10, Class 22AA 3.078%(c), 09/25/37	576,684
Ca		816	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.409%(c), 07/20/46	462,580
Ca		1,025	Series 2006-OA17, Class 1A1A 0.394%(c), 12/20/46	690,221
BB(d)		967	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.92%(c), 10/25/33	955,134
NR		2	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.786%(c), 01/25/32	1,457
B2		229	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A 0.41%(c), 02/25/36	204,693
Aaa		1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.677%(c), 07/15/42(g)	1,310,489
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 1.511%(c), 07/15/42	3,315,209
A(d)		13	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	13,866
CCC(d)		910	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.64%(c), 03/25/36	917,559

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,809,564)	11,072,797

			U.S. GOVERNMENT AGENCY OBLIGATIONS—19.9%
		425	Federal Home Loan Mortgage Corp. 1.578%(c), 07/25/44	435,171
		13	2.409%(c), 01/01/24	13,488
		12	2.896%(c), 09/01/35	12,995
		8,059	4.50%, 01/01/39-07/01/41	8,639,747
		10	5.50%, 06/01/31	10,387
		9	7.50%, 09/01/16-07/01/17	8,908
			Federal National Mortgage Assoc.
		43	1.875%(c), 01/01/20	45,395
		75	2.292%(c), 12/01/34	79,097
		25,370	2.50%, 06/01/27-01/01/43	26,386,751

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
42	3.473%(c), 05/01/36	$43,163
4,984	3.50%, 08/01/20-10/01/26	5,298,404
292	4.00%, 12/01/40	318,446
497	4.50%, 01/01/25-02/01/33	533,683
1,000	4.50%, TBA	1,078,125
68	Government National Mortgage Assoc. 1.625%, 02/20/17-11/20/29	70,477
47	1.75%, 07/20/22-07/20/27	49,486
35	2.00%, 08/20/22-10/20/26	36,645
2,999	2.50%, 12/15/42-03/15/43	3,062,769
45,000	4.50%, TBA	47,882,812
35	8.50%, 06/15/30-08/20/30	42,421

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,900,027)	94,048,370

	U.S. TREASURY OBLIGATIONS—43.8%
9,200	U.S. Treasury Bonds 0.25%, 02/28/14	9,208,988
2,800	0.75%, 12/15/13-02/28/18	2,813,882
21,000	1.25%, 02/15/14-02/29/20	21,211,112
600	1.50%, 12/31/13	605,485
400	2.00%, 02/15/23	411,688
3,300	2.75%, 11/15/42	3,201,000
1,300	3.75%, 08/15/41	1,533,390
2,400	3.875%, 08/15/40	2,892,374
2,000	4.375%, 02/15/38-05/15/40	2,606,312
4,200	7.50%, 11/15/24(h)	6,684,560
1,700	7.625%, 11/15/22	2,623,313
19,400	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22-01/15/23	21,475,691
600	0.75%, 02/15/42	668,694
3,800	1.125%, 01/15/21(k)	4,736,870
1,800	2.125%, 02/15/41	2,791,178
10,600	U.S. Treasury Notes 0.25%, 10/31/13-01/31/14	10,609,709
5,300	0.50%, 11/15/13	5,311,596
5,000	1.00%, 01/15/14	5,031,055
8,900	1.25%, 03/15/14	8,986,570
9,700	1.625%, 11/15/22	9,686,362
3,200	1.75%, 01/31/14	3,239,002
100	1.875%, 08/31/17	105,742
36,700	2.00%, 11/15/21(k)	38,362,950
200	2.00%, 02/15/22	208,469
17,200	2.125%, 08/15/21	18,202,433
100	2.25%, 07/31/18	107,883

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. TREASURY OBLIGATIONS (continued)
200	2.50%, 04/30/15	$209,047
6,500	2.625%, 11/15/20	7,166,250
6,600	2.875%, 03/31/18(h)	7,312,081
8,100	3.125%, 05/15/21	9,222,611

	TOTAL U.S. TREASURY OBLIGATIONS (cost $200,888,239)	207,226,297

	TOTAL LONG-TERM INVESTMENTS (cost $485,574,253)	506,875,962

	SHORT-TERM INVESTMENTS—3.2%

	REPURCHASE AGREEMENT(m)—1.5%
7,300	Citigroup Global Markets, Inc., 0.16%, dated 04/30/13, due 05/01/13 in the amount of $7,300,032	7,300,000

	CERTIFICATES OF DEPOSIT(n)—1.5%
4,300	Banco Do Brasil, 1.97%, 06/28/13	4,297,323
1,500	Ford Motor Credit, 1.007%, 11/01/13	1,492,333
1,000	1.008%, 11/05/13	994,755
200	1.19%, 07/09/13	199,631

	TOTAL CERTIFICATES OF DEPOSIT (cost $6,973,274)	6,984,042

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—0.1%
615,265	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $615,265)(w) (Note 3)	615,265

PRINCIPAL AMOUNT (000)#

	U.S. TREASURY OBLIGATIONS(n)—0.1%
194	U.S. Treasury Bills 0.147%, 02/06/14	193,853
36	0.148%, 01/09/14	35,977
201	0.179%, 03/06/14	200,827

	TOTAL U.S. TREASURY OBLIGATIONS (cost $430,489)	430,657

	TOTAL SHORT-TERM INVESTMENTS (cost $15,319,028)	15,329,964

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—110.4% (cost $500,893,281; Note 5)	522,205,926

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

NOTIONAL AMOUNTS (000)#		DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
		OPTIONS WRITTEN*

		Call Options
		Interest Rate Swap Options,
	800	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	$(4,421)
	2,500	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	(13,814)
	1,800	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	(9,946)
	5,600	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	(30,943)
	3,000	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(16,577)
	2,200	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	(2,066)
	1,800	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(1,691)
	11,100	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Merrill Lynch	(10,426)

				(89,884)

		Put Options
		Interest Rate Swap Options,
EUR	4,100	Receive a fixed rate of 1.50% and pay a floating rate based on 6-month Euribor, expiring 06/03/13	Bank of America	(1)
EUR	700	Receive a fixed rate of 1.50% and pay a floating rate based on 6-month Euribor, expiring 06/03/13	Credit Suise First Boston	—
EUR	10,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	(16)
EUR	2,600	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	(4)
EUR	4,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	(7)

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)#		DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
		OPTIONS WRITTEN* (continued)
EUR	6,900	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	$(95)
EUR	900	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Citigroup Global Markets	(12)
EUR	4,700	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	(64)
	800	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(406)
	2,500	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	(1,268)
	1,800	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	(913)
	5,600	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	(2,840)
	3,000	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(1,522)
	2,200	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	(3,586)
	1,800	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(2,934)
	11,100	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Merrill Lynch	(18,093)

				(31,761)

		TOTAL OPTIONS WRITTEN (premiums received $295,261)		(121,645)

PRINCIPAL AMOUNT (000)#		SECURITIES SOLD SHORT—(6.7)%

		U.S. GOVERNMENT AGENCY OBLIGATIONS
	1,000	Federal Home Loan Mortgage Corp. 4.50%, TBA		(1,070,781)
	16,000	Federal National Mortgage Assoc. 2.50%, TBA		(16,730,000)
	4,000	3.50%, TBA		(4,248,906)
	7,000	5.50%, TBA		(7,611,407)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SECURITIES SOLD SHORT (continued)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2,100	U.S. Treasury Notes 1.625%, 08/15/22	$(2,106,071)

	TOTAL SECURITIES SOLD SHORT (proceeds $31,724,379)	(31,767,165)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—103.7% (cost $468,873,641; Note 5)	490,317,116
	Liabilities in excess of other assets(x)—(3.7)%	(17,361,706)

	NET ASSETS—100%	$472,955,410

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

Euribor—Euro Interbank Offered Rate

IO—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

OAT—Obligations Assimilable du Trésor

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

USD—United States Dollar

*	Non-income producing security
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

(m)	Repurchase agreement is collateralized by U.S. Treasury Note (coupon rate 0.75%, maturity date 10/31/17), with the aggregate value, including accrued interest, of $7,449,596.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Depreciation
Short Positions:
19	5 Year USD Deliverable Interest Rate Swap	Jun. 2013	$1,890,204	$1,910,688	$(20,484)
112	5 Year U.S. Treasury Notes	Jun. 2013	13,829,593	13,959,750	(130,157)
53	10 Year U.S. Treasury Notes	Jun. 2013	6,972,813	7,068,047	(95,234)
14	Euro-OAT	Jun. 2013	2,473,549	2,577,351	(103,802)

					$(349,677)

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/02/13	Credit Suisse First Boston Corp.	GBP	350	$530,312	$543,665	$13,353
Expiring 06/12/13	Credit Suisse First Boston Corp.	GBP	71	107,664	110,256	2,592
Expiring 06/12/13	Hong Kong & Shanghai Bank	GBP	2,360	3,641,916	3,664,863	22,947
Expiring 06/12/13	JPMorgan Chase	GBP	310	479,692	481,402	1,710
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,643	161,401	1,758
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	465,973	8,798
Euro,
Expiring 05/02/13	BNP Paribas	EUR	8,215	10,675,393	10,818,891	143,498
Expiring 10/11/13	JPMorgan Chase	EUR	7,560	9,839,340	9,968,475	129,135
Mexican Peso,
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	42,792	3,317,171	3,507,109	189,938
Norwegian Krone,
Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	9,510	1,720,745	1,648,204	(72,541)

				$30,929,051	$31,370,238	$441,188

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/02/13	Citigroup Global Markets	AUD	102	$104,757	$105,726	$(969)
Expiring 05/02/13	Deutsche Bank	AUD	8,613	8,819,324	8,927,653	(108,329)
Expiring 06/13/13	UBS Securities	AUD	8,715	9,008,696	9,004,171	4,525
Brazilian Real,
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	1,757	886,920	874,571	12,349
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	2,183	1,086,000	1,086,554	(554)
Expiring 06/04/13	UBS Securities	BRL	1,150	572,000	572,320	(320)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2013 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/02/13	Credit Suisse First Boston Corp.	GBP	350	$533,842	$543,665	$(9,823)
Expiring 06/12/13	JPMorgan Chase	GBP	515	767,370	799,749	(32,379)
Expiring 06/12/13	Royal Bank of Canada	GBP	3,741	5,656,317	5,809,429	(153,112)
Expiring 06/12/13	Royal Bank of Scotland	GBP	1,780	2,714,297	2,764,176	(49,879)
Canadian Dollar,
Expiring 06/20/13	Royal Bank of Canada	CAD	3,654	3,548,934	3,622,565	(73,631)
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	3,423	545,393	552,456	(7,063)
Euro,
Expiring 05/02/13	Barclays Capital Group	EUR	8,125	10,423,936	10,700,363	(276,427)
Expiring 05/02/13	Barclays Capital Group	EUR	40	52,059	52,679	(620)
Expiring 05/02/13	Hong Kong & Shanghai Bank	EUR	50	65,901	65,848	53
Expiring 06/04/13	BNP Paribas	EUR	8,215	10,677,709	10,821,263	(143,554)
Expiring 06/14/13	Barclays Capital Group	EUR	13,700	18,563,842	18,047,675	516,167
Expiring 06/14/13	JPMorgan Chase	EUR	9,200	11,892,863	12,119,607	(226,744)
Expiring 06/14/13	UBS Securities	EUR	700	939,760	922,143	17,617
Expiring 09/13/13	Barclays Capital Group	EUR	8,900	11,668,479	11,732,689	(64,210)
Expiring 09/13/13	JPMorgan Chase	EUR	8,000	9,858,000	10,546,237	(688,237)
Expiring 09/13/13	JPMorgan Chase	EUR	2,500	3,104,000	3,295,699	(191,699)
Expiring 10/11/13	JPMorgan Chase	EUR	7,344	9,059,191	9,683,662	(624,471)
Expiring 10/11/13	JPMorgan Chase	EUR	216	261,992	284,814	(22,822)
Japanese Yen,
Expiring 05/15/13	JPMorgan Chase	JPY	370,767	3,789,427	3,803,608	(14,181)
Mexican Peso,
Expiring 06/27/13	Morgan Stanley	MXN	12,055	990,000	988,008	1,992
Expiring 06/27/13	Morgan Stanley	MXN	11,296	927,000	925,819	1,181
Expiring 06/27/13	UBS Securities	MXN	12,060	990,000	988,406	1,594
Expiring 06/27/13	UBS Securities	MXN	7,301	599,000	598,379	621

				$128,107,009	$130,239,934	$(2,132,925)

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	5,800	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$134,389	$7,104	$127,285	Deutsche Bank
AUD	3,400	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	62,521	(4,730)	67,251	Goldman Sachs & Co.
AUD	3,300	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	74,037	5,996	68,041	Goldman Sachs & Co.
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	209,862	(5,952)	215,814	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	132,544	(3,341)	135,885	Deutsche Bank
BRL	200	01/02/17	9.210%	Brazilian interbank overnight lending rate(1)	1,633	271	1,362	Deutsche Bank
BRL	7,400	01/02/17	8.590%	Brazilian interbank overnight lending rate(1)	450	(8,157)	8,607	UBS AG

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at April 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
BRL	21,200	01/02/15	7.585%	Brazilian interbank overnight lending rate(1)	$(64,477)	$(38,247)	$(26,230)	Bank of America, N.A.
BRL	14,800	01/02/17	8.600%	Brazilian interbank overnight lending rate(1)	21,113	7,985	13,128	Deutsche Bank
BRL	11,800	01/02/15	7.620%	Brazilian interbank overnight lending rate(1)	(33,201)	(22,234)	(10,967)	Deutsche Bank
BRL	300	01/02/15	7.890%	Brazilian interbank overnight lending rate(1)	(86)	83	(169)	JPMorgan & Co.
BRL	12,400	01/02/17	8.500%	Brazilian interbank overnight lending rate(1)	2,470	(9,467)	11,937	Credit Suisse First Boston Corp.
BRL	7,700	01/02/17	8.900%	Brazilian interbank overnight lending rate(1)	40,044	(7,435)	47,479	UBS AG
BRL	19,600	01/02/15	9.880%	Brazilian interbank overnight lending rate(1)	410,371	—	410,371	Bank of America, N.A.
BRL	13,300	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	285,568	4,021	281,547	UBS AG
BRL	6,100	01/02/15	7.550%	Brazilian interbank overnight lending rate(1)	(20,534)	(13,156)	(7,378)	Goldman Sachs & Co.
BRL	7,800	01/02/15	8.440%	Brazilian interbank overnight lending rate(1)	45,375	36,589	8,786	Bank of America, N.A.
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	146,050	1,859	144,191	Morgan Stanley & Co.
BRL	3,700	01/02/15	9.940%	Brazilian interbank overnight lending rate(1)	79,856	—	79,856	Goldman Sachs & Co.
BRL	6,900	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	51,613	11,517	40,096	Bank of America, N.A.
BRL	7,400	01/02/15	7.800%	Brazilian interbank overnight lending rate(1)	(7,564)	(1,442)	(6,122)	Morgan Stanley & Co.
BRL	8,600	01/02/17	8.940%	Brazilian interbank overnight lending rate(1)	48,410	(4,472)	52,882	Credit Suisse First Boston Corp.
BRL	7,900	01/02/15	8.560%	Brazilian interbank overnight lending rate(1)	27,087	311	26,776	UBS AG
BRL	1,200	01/02/15	8.430%	Brazilian interbank overnight lending rate(1)	6,863	5,746	1,117	Deutsche Bank
BRL	8,900	01/02/15	8.270%	Brazilian interbank overnight lending rate(1)	13,449	(17,165)	30,614	Morgan Stanley & Co.

					$1,667,843	$(54,316)	$1,722,159

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	1,500	03/15/18	3.500%	6 month Australian Bank Bill rate(1)	$15,905	$(4,134)	$20,039
AUD	4,200	12/11/18	3.750%	6 month Australian Bank Bill rate(1)	66,254	(9,399)	75,653
AUD	5,100	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(9,821)	(33,242)	23,421
EUR	1,200	09/18/23	2.000%	6 month Euribor(1)	(67,682)	(16,372)	(51,310)
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	472,575	185,981	286,594
	1,300	06/19/43	2.750%	3 month LIBOR(1)	22,884	78,033	(55,149)
	3,670	06/19/17	0.750%	3 month LIBOR(1)	(13,060)	26,445	(39,505)
	19,800	03/20/18	1.400%	3 month LIBOR(1)	(590,044)	—	(590,044)

					$(102,989)	$227,312	$(330,301)

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
AutoZone, Inc.,	06/20/16	0.720%	1,100	$(15,128)	$—	$(15,128)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(13,153)	—	(13,153)	UBS AG
CitiFinancial	06/20/15	0.150%	400	1,928	—	1,928	Barclays Bank PLC
CSX Corp.8	03/20/18	1.650%	1,600	(108,601)	—	(108,601)	Goldman Sachs & Co.
Embarq Corp.	03/20/14	1.250%	700	(6,904)	—	(6,904)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(6,039)	—	(6,039)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	600	(6,980)	—	(6,980)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(2,073)	—	(2,073)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.510%	200	(3,196)	—	(3,196)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(65,875)	—	(65,875)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(35,774)	—	(35,774)	Morgan Stanley & Co.

				$(261,795)	$—	$(261,795)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at April 30, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(1):
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	4,320	$(419,400)	$89,100	$(508,500)
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	11,312	206,968	(195,656)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	17,037	(480,110)	153,579	(633,689)

				$(888,198)	$449,647	$(1,337,845)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.
Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,166,923	$—
Bank Loans	—	419,513	1,294,891
Commercial Mortgage-Backed Securities	—	1,628,732	—
Corporate Bonds	—	99,681,441	—
Foreign Government Bonds	—	65,970,213	—
Municipal Bonds	—	20,366,785	—
Residential Mortgage-Backed Securities	—	11,072,797	—
U.S. Government Agency Obligations	—	94,048,370	—
U.S. Treasury Obligations	—	207,656,954	—
Repurchase Agreement	—	7,300,000	—
Certificate of Deposits	—	6,984,042	—
Affiliated Money Market Mutual Fund	615,265	—	—
Options Written	—	(121,645)	—
Securities Sold Short—U.S. Government Agency Obligations	—	(31,767,165)	—
Other Financial Instruments*
Futures	(349,677)	—	—
Forward foreign currency exchange contracts	—	(1,691,737)	—
Interest rate swap agreements	(330,301)	1,722,159	—
Credit default swap agreements	(1,337,845)	(261,795)	—

Total	$(1,402,558)	$488,175,587	$1,294,891

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

U.S. Treasury Obligations	43.9%
U.S. Government Agency Obligations	19.9
Foreign Government Bonds	14.0
Financial—Bank & Trust	6.6
Financial Services	6.0
Municipal Bonds	4.3
Residential Mortgage-Backed Securities	2.3
Repurchase Agreement	1.5
Certificates of Deposit	1.5
Utilities	1.5
Asset-Backed Securities	1.1
Automobile Manufacturers	0.9
Real Estate Investment Trusts	0.9
Paper & Forest Products	0.8
Metals & Mining	0.8
Insurance	0.8
Pharmaceuticals	0.6
Retail & Merchandising	0.5%
Transportation	0.4
Oil, Gas & Consumable Fuels	0.4
Commercial Mortgage-Backed Securities	0.3
Computer Hardware	0.3
Automotive Parts	0.3
Computer Services & Software	0.3
Tobacco	0.2
Affiliated Money Market Mutual Fund	0.1
Pipelines	0.1
Aerospace	0.1
U.S. Government Agency Obligations	(6.7)

103.7
Options Written	— *
Liabilities in excess of other assets	(3.7)

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

Intermediate-Term Bond Portfolio	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—96.4%

		ASSET-BACKED SECURITIES(c)—2.7%
Aaa	176	AMMC CDO VI Ltd., Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.513%, 05/03/18	$174,986
Aaa	192	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 144A (Cayman Islands) 0.528%, 11/15/17	190,743
Aaa	1,329	Franklin CLO Ltd., Series 5A, Class A2, 144A (Cayman Islands) 0.54%, 06/15/18	1,306,332
Aaa	464	Kingsland I Ltd., Series 2005-1A, Class A1A, 144A (Cayman Islands) 0.53%, 06/13/19	462,924
Ca	914	Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE5, Class A2A 0.31%, 03/25/37	433,030
Ca	233	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.33%, 05/25/37	133,497
Aaa	1,448	SLM Student Loan Trust, Series 2008-9, Class A 1.776%, 04/25/23	1,508,280

		TOTAL ASSET-BACKED SECURITIES (cost $4,202,853)	4,209,792

		BANK LOANS(c)—1.2%

		Computer Services & Software—0.5%
BA-(d)	400	Dell, Inc, Term Loan 1(g) 5.00%, 01/17/20	398,428
B+(d)	300	Term Loan 2(g) 6.25%, 02/05/21	298,821

			697,249

		Diversified Financial Services—0.7%
B(d)	647	AGFS Funding Co., Initial Loan 5.50%, 05/10/17	649,503
BAA-(d)	500	Delos Aircraft, Inc., Term Loan 4.75%, 04/12/16	503,750

			1,153,253

		TOTAL BANK LOANS (cost $1,839,910)	1,850,502

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CERTIFICATE OF DEPOSIT—1.0%
NR	1,600	Banco do Brasil SA, Certificate of Deposits (Brazil) 2.265%, 02/14/14 (cost $1,600,000)	$1,599,522

		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
NR	1,779	Banc of America Large Loan, Inc., Pass-Through Certificates, Series 2010-HLTN, Class HLTN, 144A 2.499%(c), 11/15/15	1,792,402
Aaa	1,000	Commercial Mortgage Trust, Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,049,284
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	696,686
NR	600	Series 2010-RR1, Class 3A, 144A 5.796%(c), 06/10/49	686,616
NR	675	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	759,738
Aaa	311	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.738%(c), 07/09/21	310,363

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,856,178)	5,295,089

		CORPORATE BONDS—46.2%

		Airlines—0.6%
Baa2	322	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	366,878
A3	200	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates, 144A (Guernsey) 5.125%, 11/30/24	217,250
NR	744	UAL 1991 Equipment Trust AB, Equipment Trust(g) 10.85%, 02/19/15	305,226

			889,354

		Auto Manufacturer—1.0%
A3	1,500	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	1,505,070

		Building & Construction—3.3%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	5,100,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Commercial Banks—9.2%
Baa1	1,100	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.38%(c), 03/18/14	$1,097,379
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	521,340
Baa2	800	Banco Votorantim Ltd., Sr. Unsec’d. Notes, 144A (Brazil) 3.284%(c), 03/28/14	798,652
Baa2	1,500	Bank of America Corp., Sr. Unsec’d. Notes, MTN 0.61%(c), 09/15/14	1,496,139
Ba3	400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	414,500
A1	1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,067,257
Ba3	100	Eksportfinans ASA, Sr. Unsec’d. Notes (Norway) 2.00%, 09/15/15	96,850
Ba3	400	2.375%, 05/25/16	384,000
Ba3	100	5.50%, 05/25/16	104,300
A3	2,000	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN 7.50%, 02/15/19	2,521,970
Aa3	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	609,437
Aa3	1,500	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.177%(c), 01/14/14	1,509,027
Ba3	1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,145,825
Aaa	1,200	SpareBank 1 Boligkreditt A/S, Covered Bonds, 144A (Norway)(g) 1.25%, 10/25/14	1,205,040
Aaa	1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,245,840

			14,217,556

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services—11.1%
NR		1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	$1,800,000
Aaa		2,500	BNP Paribas Home Loan SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,588,250
Baa1		1,700	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	1,711,291
NR		1,800	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 5.00%, 05/15/13	1,802,812
Aaa		1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 0.978%(c), 07/16/13	1,201,278
A2		100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	106,315
A2		200	4.40%, 07/22/20	226,576
A2		100	6.30%, 04/23/19	123,092
A1	EUR	1,000	JPMorgan Chase Bank NA, Sub. Notes 0.877%(c), 05/31/17	1,294,035
A1	EUR	200	4.375%(c), 11/30/21	278,793
A1		700	6.00%, 10/01/17	828,104
NR		1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 2.851%, 12/23/24	420,750
NR		600	5.625%, 01/24/14	144,000
Baa2	EUR	1,100	Merrill Lynch & Co. Inc., Sr. Unsec’d. Notes, MTN 0.467%(c), 01/31/14	1,447,371
Baa1		1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.45%, 11/02/15	1,257,415
Aaa		1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 0.834%(c), 09/30/13	1,900,030

				17,130,112

			Electric—3.8%
Baa3		1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,289,259
A3		500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	509,348

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Electric (continued)
Baa3		1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	$1,251,608
Baa1		600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	615,991
A1		1,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	1,552,199
Ba2	EUR	500	Tokyo Electric Power Co. Inc. (The), Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	671,645

				5,890,050

			Electronics—0.8%
Baa2		1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,204,954

			Financial—Bank & Trust—0.3%
Baa2		500	Citigroup, Inc., Notes, MTN 5.50%, 10/15/14	532,599

			Financial Services—1.5%
Baa3		1,700	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	1,707,285
Baa3		200	3.875%, 01/15/15	208,108
Ba3		400	International Lease Finance Corp., Sr. Unsec’d. Notes 3.875%, 04/15/18	406,000

				2,321,393

			Healthcare—Services—0.4%
Ba3		500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	554,375

			Insurance—1.3%
NR		160	American International Group, Inc., Sr. Unsec’d. Notes 4.25%, 05/15/13	160,199
Baa1		800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	814,454

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Insurance (continued)
A3	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.546%(c), 08/06/13	$1,103,435

			2,078,088

		Investment Company—1.3%
Aaa	2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.65%(c), 06/13/13	2,000,980

		Media—1.4%
A3	1,200	NBC Universal Media LLC, Gtd. Notes, 144A 4.375%, 04/01/21	1,384,304
NR	850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	850,315

			2,234,619

		Metals & Mining—0.6%
Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	856,000

		Oil, Gas & Consumable Fuels—3.4%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,155,030
		Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A
Baa2	400	4.00%, 07/15/15(g)	424,591
Baa2	600	5.45%, 07/15/20	706,211
Baa1	1,200	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,291,560
Baa2	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	418,313
Aa1	1,000	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,056,070
Baa3	100	Southwestern Energy Co., Gtd. Notes 4.10%, 03/15/22	107,899

			5,159,674

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Pipelines—3.1%
Baa2	1,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	$1,693,882
Ba3	250	NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A 7.119%, 12/15/17	260,313
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,116,770
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,664,901

			4,735,866

		Software—0.9%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,358,322

		Telecommunications—1.5%
A2	675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	698,813
Baa1	1,480	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,548,080

			2,246,893

		Tobacco—0.7%
Baa1	1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,041,426

		TOTAL CORPORATE BONDS (cost $68,212,711)	71,057,331

		FOREIGN GOVERNMENT BOND—1.7%
Baa2	1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29 (cost $1,559,054)	2,544,750

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS—4.3%

		California—0.7%
B3	800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	$736,912
Aa2	325	University of California, Revenue Bonds 5.035%, 05/15/21	381,576

			1,118,488

		Florida—0.6%
Aa2	800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	918,384

		Illinois—0.8%
Aa3	1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,142,200

		New York—1.7%
		New York City Transitional Finance Authority,
		Revenue Bonds
Aa1	1,100	4.075%, 11/01/20	1,243,561
Aa1	1,200	5.008%, 08/01/27	1,433,004

			2,676,565

		West Virginia—0.5%
B2	920	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	801,090

		TOTAL MUNICIPAL BONDS (cost $5,976,591)	6,656,727

		RESIDENTIAL MORTGAGE-BACKED SECURITIES—7.8%
A3	119	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.445%(c), 02/25/45	119,468
CCC(d)	183	Banc of America Funding Corp., Series 2006-A, Class 1A1 2.687%(c), 02/20/36	181,560
NR	905	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	856,746
Caa1	273	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.654%(c), 11/25/34	270,150
Caa2	612	Series 2004-8, Class 13A1 3.182%(c), 11/25/34	574,915

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Ba3		347	Series 2005-5, Class A2 2.32%(c), 08/25/35	$351,603
Caa3		580	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.87%(c), 11/25/36	424,755
Caa3		536	Series 2006-6, Class 32A1 2.89%(c), 11/25/36	379,163
B+(d)		173	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.57%(c), 10/25/35	171,688
CC(d)		1,049	Series 2006-AR1, Class 1A1 2.55%(c), 10/25/35	990,545
A+(d)		36	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	37,948
Ba2		99	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	102,880
B2		578	Series 2004-25, Class 1A1 0.53%(c), 02/25/35	540,183
Aa1		14	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	14,710
Aa1	EUR	772	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.01%(c), 04/17/41	826,036
Aaa		202	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	232,372
Aaa		517	Series T-75, Class A1 0.24%(c), 12/25/36	513,516
Aaa		696	Freddie Mac REMICS, Series 3346, Class FA 0.429%(c), 02/15/19	696,884
Aaa		43	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	51,918
Aaa		53	Series 2000-9, Class FG 0.80%(c), 02/16/30	54,011
Aaa		73	Series 2000-9, Class FH 0.70%(c), 02/16/30	73,818
Aaa		158	Series 2000-11, Class PH 7.50%, 02/20/30	193,419

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa	93	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.399%(c), 12/20/54	$91,187
Caa2	329	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.43%(c), 06/25/45	265,654
A+(d)	247	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.662%(c), 09/25/35	254,117
Baa1	226	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A 1.20%(c), 10/25/35	225,175
B2	274	Series 2005-A10, Class A 0.41%(c), 02/25/36	245,631
Aaa	1,273	NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A 0.57%(c), 11/06/17	1,277,920
A3	241	Sequoia Mortgage Trust, Series 10, Class 2A1 0.959%(c), 10/20/27	237,488
Baa2	108	Structured Asset Mortgage Investments, Inc., Mortgage Pass-Through Certificates, Series 2005-AR5, Class A1 0.449%(c), 07/19/35	99,396
NR	28	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1 2.511%(c), 01/25/32	25,240
Ba3	226	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.577%(c), 06/25/42	217,330
B2	13	Series 2002-AR9, Class 1A 1.577%(c), 08/25/42	12,542
Baa2	1,393	Series 2005-AR13, Class A1A1 0.49%(c), 10/25/45	1,304,892

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,248,559)	11,914,860

		U.S. GOVERNMENT AGENCY OBLIGATIONS—6.2%
	82	Federal National Mortgage Assoc. 2.198%(c), 07/01/25	85,058
	19	3.00%(c), 08/01/24	19,516
	3,610	4.50%, 05/01/38-04/01/42	3,902,722
	4,000	5.00%, TBA	4,330,625
	3	5.046%(c), 12/01/30	3,537
	321	Government National Mortgage Assoc. 1.625%, 01/20/24-03/20/30	335,267
	187	1.75%, 05/20/23-07/20/30	195,583

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
100	2.00%, 10/20/24-06/20/27	$103,600
34	2.50%(c), 02/20/25	35,909
144	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	165,052
288	Series 2008-20D, Class 1 5.37%, 04/01/28	334,693

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,425,994)	9,511,562

	U.S. TREASURY OBLIGATIONS—21.9%
3,500	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.75%, 01/15/28	5,008,879
200	2.00%, 01/15/26	307,046
1,290	2.375%, 01/15/25	2,136,808
510	2.50%, 01/15/29	782,818
60	3.875%, 04/15/29	139,763
806	U.S. Treasury Notes 0.125%, 09/30/13(h)(k)	806,126
197	0.25%, 11/30/13	197,177
358	0.50%, 10/15/13	358,671
245	1.00%, 01/15/14(k)	246,522
10,800	1.625%, 11/15/22	10,784,815
12,600	2.00%, 02/15/23	12,968,159

	TOTAL U.S. TREASURY OBLIGATIONS (cost $33,299,622)	33,736,784

	TOTAL LONG-TERM INVESTMENTS (cost $143,221,472)	148,376,919

	SHORT-TERM INVESTMENTS—5.7%

	REPURCHASE AGREEMENT(m)—3.8%
5,900	Citigroup Global Markets, Inc., 0.16%, dated 04/30/13, due 05/01/13 in the amount of $5,900,026 (cost $5,900,000)	5,900,000

	CERTIFICATES OF DEPOSIT(n)—1.6%
1,000	Daimler Finance LLC, 1.07%, 10/15/13	997,797
1,400	Itau Unibanco 1.48%, 10/31/13	1,389,798

	TOTAL CERTIFICATES OF DEPOSIT (cost $2,384,519)	2,387,595

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION		VALUE (NOTE 1)
	AFFILIATED MONEY MARKET MUTUAL FUND—0.3%
477,191	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $477,191)(w) (Note 3)		$477,191

	TOTAL SHORT-TERM INVESTMENTS (cost $8,761,710)		8,764,786

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.1% (cost $151,983,182; Note 5)		157,141,705

NOTIONAL AMOUNTS (000)#	OPTIONS WRITTEN*	COUNTERPARTY

	Call Options
	Currency Option USD vs JPY,
646	expiring 05/09/13, Strike Price $96.50	Bank of America	(9,006)
	Interest Rate Swap Options,
1,400	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	(7,736)
500	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(2,763)
300	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	(1,658)
2,000	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	(11,051)
3,300	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	(18,234)
3,200	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(17,682)

			(68,130)

	Put Options
	Currency Option USD vs JPY,
646	expiring 05/09/13, Strike Price $89.00	Bank of America	(1)
	Interest Rate Swap Options,
1,400	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	(710)
500	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(254)
300	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	(152)
2,000	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	(1,014)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN* (continued)

	Put Options (continued)
3,300	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	$(1,674)
3,200	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(1,623)

			(5,428)

	TOTAL OPTIONS WRITTEN (premiums received $109,131)		(73,558)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.1% (cost $151,874,051; Note 5)		157,068,147
	Liabilities in excess of other assets(x)—(2.1)%		(3,275,149)

	NET ASSETS—100%		$153,792,998

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset Backed-Security

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduits Securities

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

USD—United States Dollar

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(d)	Standard & Poor’s rating.

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by U.S Treasury Note (coupon rate 0.750%, maturity date 10/31/17) with an aggregate value, including accrued interest of $6,024,149.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Depreciation
Short Positions:
222	5 Year U.S. Treasury Notes	Jun. 2013	$27,544,864	$27,670,219	$(125,355)
22	10 Year USD Deliverable Interest Rate Swap	Jun. 2013	2,185,218	2,221,656	(36,438)

					$(161,793)

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/23/13	BNP Paribas	AUD	270	$282,415	$279,391	$(3,024)
Expiring 05/23/13	UBS Securities	AUD	92	96,076	95,200	(876)
Brazilian Real,
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	234	118,340	116,692	(1,648)
Expiring 06/04/13	JPMorgan Chase	BRL	1,557	772,000	774,661	2,661
British Pound,
Expiring 05/02/13	Barclays Capital Group	GBP	2,724	4,207,218	4,231,266	24,048
Expiring 06/04/13	JPMorgan Chase	GBP	2,700	4,178,147	4,193,045	14,898
Expiring 06/12/13	JPMorgan Chase	GBP	430	665,379	667,751	2,372
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	322,801	3,516
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	912,914	17,237
Expiring 11/25/13	JPMorgan Chase	CNY	21,337	3,371,000	3,429,668	58,668

				$14,905,537	$15,023,389	$117,852

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/23/13	JPMorgan Chase	AUD	1,053	$1,097,226	$1,089,626	$7,600
British Pound,
Expiring 05/02/13	Barclays Capital Group	GBP	40	61,044	62,133	(1,089)
Expiring 05/02/13	Westpac Banking Corp.	GBP	2,684	4,066,260	4,169,133	(102,873)
Expiring 06/04/13	Barclays Capital Group	GBP	2,724	4,206,333	4,230,316	(23,983)
Expiring 06/12/13	Royal Bank of Canada	GBP	430	650,151	667,750	(17,599)
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	7,470	1,190,195	1,205,608	(15,413)
Expiring 08/05/13	BNP Paribas	CNY	187	29,597	30,107	(510)
Expiring 11/25/13	UBS Securities	CNY	21,337	3,378,740	3,429,668	(50,928)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2013 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 06/17/13	Barclays Capital Group	EUR	3,476	$4,543,900	$4,579,200	$(35,300)
Expiring 06/17/13	Credit Suisse First Boston Corp.	EUR	74	95,894	97,486	(1,592)
Expiring 06/17/13	Credit Suisse First Boston Corp.	EUR	20	25,711	26,348	(637)
Expiring 06/17/13	Deutsche Bank	EUR	2,223	2,891,701	2,928,527	(36,826)
Expiring 06/17/13	JPMorgan Chase	EUR	60	78,608	79,043	(435)
Expiring 06/17/13	Royal Bank of Canada	EUR	220	286,550	289,823	(3,273)
Expiring 06/17/13	Royal Bank of Canada	EUR	130	167,922	171,259	(3,337)
Expiring 06/17/13	Royal Bank of Canada	EUR	60	78,960	79,043	(83)
Expiring 06/17/13	Royal Bank of Canada	EUR	16	20,732	21,078	(346)
Japanese Yen,
Expiring 05/15/13	JPMorgan Chase	JPY	152,440	1,558,014	1,563,844	(5,830)

				$24,427,538	$24,719,992	$(292,454)

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$393,719	$(22,125)	$415,844	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	394,042	(21,464)	415,506	JPMorgan Chase
AUD	1,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	116,276	(8,309)	124,585	Citigroup
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	8,955	(496)	9,451	UBS AG
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	8,944	(590)	9,534	Deutsche Bank
BRL	11,000	01/02/17	8.180%	Brazilian interbank overnight lending rate(1)	(39,563)	(17,860)	(21,703)	Barclays Bank PLC
BRL	8,400	01/02/17	8.210%	Brazilian interbank overnight lending rate(1)	(26,689)	(15,401)	(11,288)	JPMorgan Chase
BRL	1,000	01/02/17	8.590%	Brazilian interbank overnight lending rate(1)	1,228	—	1,228	Barclays Bank PLC

					$856,912	$(86,245)	$943,157

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at April 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	16,100	03/21/23	3.000%	3 month LIBOR(1)	$59,919	$(4,469)	$64,388
	500	06/19/43	2.750%	3 month LIBOR(1)	8,802	30,013	(21,211)
AUD	300	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	5,949	(1,383)	7,332
AUD	1,500	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(2,889)	(4,463)	1,574
AUD	4,200	12/11/23	4.250%	6 month Australian Bank Bill rate(1)	130,144	28,459	101,685
EUR	5,200	03/21/23	3.000%	6 month Euribor(1)	101,400	72,001	29,399
JPY	110,000	09/18/23	1.000%	6 month LIBOR(1)	21,059	31,317	(10,258)

					$324,384	$151,475	$172,909

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at April 30, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BP Capital Markets	06/20/15	5.000%		700	0.262%	$75,854	$9,091	$66,763	Goldman Sachs
BP Capital Markets	06/20/15	5.000%		800	0.262%	86,691	5,142	81,549	Credit Suisse First Boston Corp.
Citigroup, Inc.	09/20/14	1.000%		2,700	0.285%	29,731	(22,089)	51,820	Credit Suisse First Boston Corp.
Dell, Inc.,	12/20/17	1.000%		300	2.817%	(23,199)	(20,849)	(2,350)	Goldman Sachs
Federal Republic of Brazil	03/20/16	1.000%		2,800	0.701%	25,222	(15,318)	40,540	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.396%	11,115	2,536	8,579	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	1.209%	126,277	8,955	117,322	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	1.209%	42,093	3,550	38,543	Deutsche Bank
Morgan Stanley Co.	06/20/13	1.000%		2,600	0.229%	5,869	(10,306)	16,175	Credit Suisse First Boston Corp.
Republic of Italy	06/20/17	1.000%	EUR	300	1.908%	(13,701)	(47,611)	33,910	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%		2,500	0.389%	46,801	1,197	45,604	Barclays Bank PLC
Shell International	09/20/15	1.000%		200	0.252%	4,066	2,566	1,500	Credit Suisse First Boston Corp.

						$416,819	$(83,136)	$499,955

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Credit default swap agreements outstanding at April 30, 2013 (continued):

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Credit Agricole SA	12/20/16	1.000%	EUR	300	$4,605	$22,061	$(17,456)	Goldman Sachs
Credit Agricole SA	12/20/16	1.000%	EUR	500	7,674	35,929	(28,255)	Citigroup
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	15,341	273,788	(258,447)	Morgan Stanley & Co.
KB Home	03/20/15	5.000%		4,000	(351,550)	(116,103)	(235,447)	Deutsche Bank

					$(323,930)	$215,675	$(539,605)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX HY 18 5Y Index	06/20/17	5.000%		891	$77,748	$—	$77,748
Dow Jones CDX HY 20 5Y Index	06/20/18	5.000%		1,400	94,202	61,215	32,987
Dow Jones CDX IG 19 5Y Index	12/20/17	1.000%		1,200	23,083	919	22,164
Dow Jones CDX IG 19 5Y Index	12/01/17	1.000%		5,200	87,073	25,541	61,532
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	2,600	(305,055)	(207,311)	(97,744)
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	5,090	(475,031)	(236,028)	(239,003)

					$(497,980)	$(355,664)	$(142,316)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,209,792	$—
Bank Loans	—	1,153,253	697,249
Certificates of Deposit	—	3,987,117	—
Commercial Mortgage-Backed Securities	—	5,295,089	—
Corporate Bonds	—	70,473,203	584,128
Foreign Government Bond	—	2,544,750	—
Municipal Bonds	—	6,656,727	—
Residential Mortgage-Backed Securities	—	9,780,194	2,134,666
U.S. Government Agency Obligations	—	9,511,562	—
U.S. Treasury Obligations	—	33,736,784	—
Repurchase Agreement	—	5,900,000	—
Affiliated Money Market Mutual Fund	477,191	—	—
Options Written	—	(73,558)	—
Other Financial Instruments*
Futures	(161,793)	—	—
Forward foreign currency exchange contracts	—	(174,602)	—
Interest rate swap agreements	172,909	943,157	—
Credit default swap agreements	(142,316)	(39,650)	—

Total	$345,991	$153,903,818	$3,416,043

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Residential Mortgage- Backed Securities
Balance as of 10/31/12	$—	$208,000	$—
Accrued discounts/premiums	—	(18,998)	17,560
Realized gain (loss)	—	—	935
Change in unrealized appreciation (depreciation)**	749	16,815	(217,468)
Purchases	696,500	—	—
Sales	—	—	—
Transfers into Level 3	—	378,311	2,333,639
Transfers out of Level 3	—	—	—

Balance as of 04/30/13	$697,249	$584,128	$2,134,666

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(199,904) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Residential Mortgage-Backed securities and one Corporate Bond security transferred into Level 3 as a result of being priced by a single broker quote.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

U.S. Treasury Obligations	21.9%
Diversified Financial Services	11.1
Commercial Banks	9.2
Residential Mortgage-Backed Securities	7.8
U.S. Government Agency Obligations	6.2
Municipal Bonds	4.3
Repurchase Agreement	3.8
Electric	3.8
Commercial Mortgage-Backed Securities	3.4
Oil, Gas & Consumable Fuels	3.4
Building & Construction	3.3
Pipelines	3.1
Asset-Backed Securities	2.7
Certificates of Deposit	2.6
Foreign Government Bond	1.7
Financial Services	1.5
Telecommunications	1.5
Media	1.4
Insurance	1.3%
Investment Companies	1.3
Auto Manufacturers	1.0
Software	0.9
Electronics	0.8
Tobacco	0.7
Diversified Financial Services	0.7
Airlines	0.6
Metals & Mining	0.6
Computer Services & Software	0.5
Healthcare—Services	0.4
Financial—Bank & Trust	0.3
Affiliated Money Market Mutual Fund	0.3

102.1
Options Written	— *
Liabilities in excess of other assets	(2.1)

100.0%

*	Less than .05%.

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

Mortgage Backed Securities Portfolio	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—122.2%

	ASSET-BACKED SECURITIES—8.2%
200	American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A 2.28%, 09/17/18	$200,279
350	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D 3.38%, 04/09/18	364,683
570	CarMax Auto Owner Trust, Series 2012-3, Class A4 0.79%, 04/16/18	572,289
562	CPS Auto Receivables Trust, Series 2013-A, Class A 1.31%, 06/15/20	561,627
320	Ford Credit Auto Owner Trust, Series 2012-D, Class B 1.01%, 05/15/18	320,555
465	GE Equipment Transportation LLC, Series 2012-2, Class A4 0.81%, 09/24/20	465,639
130	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B3, 144A 2.734%, 01/15/48	133,796
110	Huntington Auto Trust, Series 2012-2, Class B 1.07%, 02/15/18	110,094
315	Nissan Auto Lease Trust, Series 2012-B, Class A4 0.74%, 09/17/18	316,060
355	Santander Drive Auto Receivables Trust, Series 2012-6, Class B 1.33%, 05/15/17	356,645
200	Westlake Automobile Receivables Trust, Series 2012-1A, Class A2, 144A 1.03%, 03/15/16	200,255
90	World Omni Auto Receivables Trust, Series 2012-B, Class B 1.06%, 09/16/19	90,554

	TOTAL ASSET-BACKED SECURITIES (cost $3,679,455)	3,692,476

	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.7%
244	FREMF Mortgage Trust, Series 2012-K501, Class C, 144A 3.613%(c), 11/25/46	251,207

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
310	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 5.294%(c), 11/10/45	$340,968
300	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4 5.553%(c), 04/10/38	333,021
370	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A 4.07%, 11/15/43	416,940
300	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5 5.919%(c), 05/15/43	341,789

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,688,862)	1,683,925

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—13.3%
178	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.56%(c), 03/25/36	153,671
117	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	100,939
319	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	280,955
246	Series 2005-J11, Class 1A3 5.50%, 11/25/35	212,367
222	Series 2007-HY5R, Class 2A1A 5.142%(c), 03/25/47	215,228
57	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	54,257
60	Series 2006-J2, Class 1A6 6.00%, 04/25/36	53,846
8	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	9,087
1	Series 83, Class Z 9.00%, 10/15/20	1,437
13	Series 186, Class E 6.00%, 08/15/21	14,157
3	Series 1058, Class H 8.00%, 04/15/21	3,908
3	Series 1116, Class I 5.50%, 08/15/21	3,293

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
18	Series 1120, Class L 8.00%, 07/15/21	$20,778
323	Series 2809, Class UC 4.00%, 06/15/19	341,693
481	Series 2995, Class ST, IO 6.551%(c), 05/15/29	105,284
1,272	Series 3279, Class SD, IO 6.231%(c), 02/15/37	194,274
1,214	Series 3309, Class SC, IO 6.251%(c), 04/15/37	187,647
285	Series 3787, Class AY 3.50%, 01/15/26	308,715
330	Series 3840, Class HB 3.50%, 04/15/26	360,119
130	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	158,670
5	Federal National Mortgage Assoc. Series 56, Class 1 6.00%, 04/01/19	5,703
5	Series 1988-19, Class J 8.50%, 07/25/18	5,547
3	Series 1990-10, Class L 8.50%, 02/25/20	3,162
5	Series 1990-108, Class G 7.00%, 09/25/20	5,890
6	Series 1991-21, Class J 7.00%, 03/25/21	6,387
11	Series 1992-113, Class Z 7.50%, 07/25/22	12,227
140	Series 1993-223, Class ZA 6.50%, 12/25/23	163,229
75	Series 2001-51, Class QN 6.00%, 10/25/16	79,458
66	Series 2003-33, Class PT 4.50%, 05/25/33	72,585
846	Series 2007-22, Class SD, IO 6.20%(c), 03/25/37	134,460
285	Series 2011-67, Class BE 3.50%, 07/25/26	308,468
8	Series G14, Class L 8.50%, 06/25/21	9,515
8	Series G92-24, Class Z 6.50%, 04/25/22	8,678
42	Series G92-59, Class D 6.00%, 10/25/22	48,829
136	Series G94-4, Class PG 8.00%, 05/25/24	155,198

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
10	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	$893
10	Series B, Class P-O, PO 0.455%(s), 04/25/17	9,796
54	Government National Mortgage Assoc. Series 2006-35, Class LO, PO 0.887%(s), 07/20/36	50,185
658	Series 2006-38, Class XS, IO 7.05%(c), 09/16/35	147,223
70	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.816%(c), 04/25/35	65,358
185	Series 2007-AR2, Class 1A1 2.891%(c), 05/25/47	151,400
137	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	134,519
147	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	136,194
468	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	476,861
243	Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A 1.57%(c), 12/25/59	243,766
175	Series 2012-3A, Class M1, 144A 2.66%(c), 12/25/59	177,594
365	Series 2013-1A, Class M1, 144A 2.31%(c), 06/25/58	365,681
118	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.211%(c), 03/25/33	118,188
134	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2 2.61%(c), 07/25/36	122,225

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,399,156)	5,999,544

	U.S. GOVERNMENT AGENCY OBLIGATIONS—97.0%
500	Federal Home Loan Mortgage Corp. 3.50%, TBA	531,484
3,100	4.00%, TBA	3,309,734
1,500	4.50%, TBA	1,606,172

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
990		5.00%, 10/01/35	$1,066,375
400		5.00%, TBA	429,312
1,153		5.50%, 06/01/34-07/01/38	1,248,281
560		6.00%, 01/01/15-02/01/21	611,583
43		6.50%, 01/01/18-06/01/22	47,241
15		7.50%, 06/01/28	17,130
1		8.50%, 04/01/18	1,273
11		11.50%, 03/01/16	10,864
1,600		Federal National Mortgage Assoc. 2.50%, TBA	1,673,000
1,000		3.00%, TBA	1,056,094
1,100		3.50%, TBA	1,168,449
500		3.50%, TBA	532,734
350		4.00%, 01/01/42	374,911
1,800		4.00%, TBA	1,923,750
718		4.50%, 05/01/35	780,493
1,423		5.00%, 11/01/18-08/01/35	1,544,347
59		5.00%, 07/01/33(k)	64,008
700		5.00%, TBA	757,859
486		5.50%, 06/01/33-07/01/35	535,961
1,000		5.50%, TBA	1,065,469
193		6.00%, 03/01/23-12/01/39	210,769
1,600		6.00%, TBA	1,748,750
151		6.50%, 05/01/14-08/01/17	160,327
9		8.00%, 09/01/22-12/01/22	11,207
1,000		Government National Mortgage Assoc. 3.00%, TBA	1,062,656
5,300		3.50%, TBA	5,772,860
287		4.00%, 04/15/43	314,808
300		4.00%, TBA	328,406
2,000		4.00%, TBA	2,175,312
307		4.50%, 06/15/41	334,876
1,700		4.50%, TBA	1,854,328
3,700		4.50%, TBA	4,052,078
134		5.00%, 06/15/40	148,035
700		5.00%, TBA	765,078
1,286		5.50%, 08/15/38-09/15/39	1,406,073
873		6.00%, 07/15/24-12/15/40	987,876
873		6.50%, 06/15/23-12/15/35	997,724
700		7.00%, 11/15/31-11/15/33	836,920
10		7.50%, 12/20/23	11,981
172		8.00%, 03/15/17-11/15/30	186,924
17		8.25%, 06/20/17-07/20/17	17,318
28		8.50%, 04/20/17	28,125
30		9.00%, 01/15/20	34,102
—	(r)	9.50%, 06/15/20	410

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,059,296)	43,803,467

		TOTAL LONG-TERM INVESTMENTS (cost $53,826,769)	55,179,412

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENTS—48.1%

	AFFILIATED MONEY MARKET MUTUAL FUND—48.0%
21,665,037	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,665,037)(w) (Note 3)	$21,665,037

NOTIONAL AMOUNTS (000)	OPTIONS PURCHASED*—0.1%

	Put Options—0.1%
5	Interest Rate Swap Options, Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, expiring 04/17/23 (cost $70,000)	63,112

	TOTAL SHORT-TERM INVESTMENTS (cost $21,735,037)	21,728,149

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—170.3% (cost $75,561,806; Note 5)	76,907,561

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(8.9)%

	U.S. GOVERNMENT AGENCY OBLIGATIONS
300	Federal Home Loan Mortgage Corp. 5.50%, TBA	(323,859)
3,400	Federal National Mortgage Assoc. 5.50%, TBA	(3,696,969)

	TOTAL SECURITIES SOLD SHORT (proceeds received $4,030,813)	(4,020,828)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—161.4% (cost $71,530,993; Note 5)	72,886,733
	Liabilities in excess of other assets(x)—(61.4%)	(27,735,954)

	NET ASSETS —100%	$45,150,779

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FREMF—Freddie Mac Mortgage Trust

IO—Interest Only

LIBOR—London Interbank Offered Bank

PO—Principal Only

TBA—To Be Announced

*	Non-income producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at April 30, 2013.

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 2013	$220,437	$220,625	$188
8	10 Year U.S. Treasury Notes	Jun. 2013	1,062,910	1,066,875	3,965
1	30 Year U.S. Treasury Bonds	Jun. 2013	148,531	148,375	(156)

					3,997

Short Positions:
8	5 Year U.S. Treasury Notes	Jun. 2013	991,250	997,125	(5,875)

					$(1,878)

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
6,200	11/15/14	0.378%	3 Month LIBOR(1)	$(12,383)	$—	$(12,383)	Goldman Sachs
100	04/17/43	2.836%	3 Month LIBOR(2)	(399)	—	(399)	Goldman Sachs

				$(12,782)		$(12,782)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,692,476	$—
Commerical Mortgage-Backed Securities	—	1,683,925	—
Residential Mortgage-Backed Securities	—	5,999,544	—
U.S. Government Agency Obligations	—	43,803,467	—
Affiliated Money Market Mutual Fund	21,665,037	—	—
Options Purchased	—	63,112	—
Securities Sold Short—U.S. Government Agency Obligations	—	(4,020,828)	—
Other Financial Instruments*
Futures	(1,878)	—	—
Interest Rate Swaps	—	(12,782)	—

Total	$21,663,159	$51,208,914	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Securities
Balance as of 10/31/12	$451,120
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(451,120)

Balance as of 4/30/13	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a formula with observable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

U.S. Government Agency Obligations	97.0%
Affiliated Money Market Mutual Fund	48.0
Residential Mortgage-Backed Securities	13.3
Asset-Backed Securities	8.2
Commercial Mortgage-Backed Securities	3.7
Option Purchased	0.1
U.S. Government Agency Obligations	(8.9)

161.4
Liabilities in excess of other assets	(61.4)

100.0%

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2013 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$232,801,009	$235,984,098	$113,539,611	$1,364,821,839
Affiliated investments(B)	20,130,327	25,855,143	21,559,929	280,415,078
Repurchase agreements(C)	—	—	—	—
Cash	—	—	—	—
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	205,811	224,406	127,877	1,393,843
Dividends and interest receivable	135,815	182,564	31,326	1,705,084
Receivable for investments sold	316,051	2,594,951	388,005	4,421,843
Receivable for foreign tax reclaim	3,682	—	—	—
Due from broker for variation margin	—	—	—	33,630
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses and other assets	1,023	2,264	510	5,546
Total assets	253,593,718	264,843,426	135,647,258	1,652,796,863

LIABILITIES
Collateral for securities on loan	14,914,862	20,645,242	20,475,055	201,292,230
Payable for Trust shares reacquired	230,999	190,239	458,648	6,721,448
Payable for investments purchased	765,506	4,458,577	115,419	1,844,813
Accrued expenses and other liabilities	66,505	70,451	74,419	128,561
Management fee payable	115,231	115,344	54,985	692,372
Affiliated transfer agent fee payable	32,305	32,114	16,288	55,469
Deferred trustees’ fees	4,583	4,583	4,583	4,583
Distribution fee payable	61,374	61,572	29,285	38,215
Payable to custodian	39,616	—	—	—
Interest payable	466	149	550	—
Dividends payable	26,858	—	—	—
Due to broker for variation margin	—	—	—	—
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	16,258,305	25,578,271	21,229,232	210,777,691

NET ASSETS	$237,335,413	$239,265,155	$114,418,026	$1,442,019,172

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Statement of Assets and Liabilities April 30, 2013 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$14,214	$18,969	$8,437	$59,990
Paid-in capital, in excess of par	189,262,640	251,650,330	107,894,772	1,061,522,763
	189,276,854	251,669,299	107,903,209	1,061,582,753
Undistributed net investment income (loss)	(219,543)	850,572	(399,989)	4,891,942
Accumulated net realized gains (losses)	6,767,501	(61,827,532)	(22,173,147)	41,473,108
Net unrealized appreciation (depreciation)	41,510,601	48,572,816	29,087,953	334,071,369
Net assets, April 30, 2013	$237,335,413	$239,265,155	$114,418,026	$1,442,019,172
(A) Identified cost of unaffiliated investments	$191,290,004	$187,411,282	$84,451,658	$1,030,825,925
(B) Identified cost of affiliated investments	$20,130,327	$25,855,143	$21,559,929	$280,415,078
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$14,733,588	$20,148,664	$20,080,325	$197,650,876

NET ASSET VALUE:
Class R:
Net Assets	$152,423,326	$154,159,648	$73,447,189	$95,607,668
Shares Outstanding	9,158,775	12,236,014	5,476,821	3,999,748
Net asset value, offering price and redemption price per share	$16.64	$12.60	$13.41	$23.90
Class T:
Net Assets	$84,912,087	$85,105,507	$40,970,837	$1,346,411,504
Shares Outstanding	5,054,741	6,732,909	2,960,377	55,990,098
Net asset value, offering price and redemption price per share	$16.80	$12.64	$13.84	$24.05

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2013 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$370,121,045	$514,290,661	$150,764,514	$55,242,524
Affiliated investments(B)	12,243,595	615,265	477,191	21,665,037
Repurchase agreements(C)	—	7,300,000	5,900,000	—
Cash	—	—	3,264	—
Deposit with broker	—	33,000	64,000	—
Foreign currency, at value(D)	3,202,683	442,474	236,642	—
Receivable for Trust shares sold	557,761	862,696	327,307	72,389
Dividends and interest receivable	1,648,840	3,570,353	1,123,012	87,244
Receivable for investments sold	595,729	43,293,172	59,505	18,741,952
Receivable for foreign tax reclaim	586,129	—	—	—
Due from broker for variation margin	—	—	229,414	6,745
Payments made for swap agreements	—	81,482	364,815	—
Unrealized appreciation on swaps	—	1,774,953	1,478,453	—
Unrealized appreciation on forward currency contracts	656,458	1,069,828	131,000	—
Prepaid expenses and other assets	1,509	2,121	887	297
Total assets	389,613,749	573,336,005	161,160,004	95,816,188

LIABILITIES
Collateral for securities on loan	—	—	—	—
Payable for Trust shares reacquired	472,535	1,261,408	291,394	88,988
Payable for investments purchased	473,012	60,984,806	5,028,375	46,466,609
Accrued expenses and other liabilities	107,602	120,553	102,114	51,183
Management fee payable	214,219	174,333	56,893	16,667
Affiliated transfer agent fee payable	36,756	43,012	894	555
Deferred trustees’ fees	4,583	4,583	4,583	4,583
Distribution fee payable	71,679	84,002	—	—
Payable to custodian	—	9,053	—	—
Interest payable	—	—	—	—
Dividends payable	—	3,954	11,639	2,370
Due to broker	—	2,565,000	255,000	—
Due to broker for variation margin	—	29,129	343,487	844
Options written(E)	—	121,645	73,558	—
Payments received for swap agreements	—	135,798	318,521	—
Unrealized depreciation on swaps	—	314,589	574,946	12,782
Unrealized depreciation on forward currency contracts	385,760	2,761,565	305,602	—
Securities sold short, at value(F)	—	31,767,165	—	4,020,828
Total liabilities	1,766,146	100,380,595	7,367,006	50,665,409

NET ASSETS	$387,847,603	$472,955,410	$153,792,998	$45,150,779

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Statement of Assets and Liabilities April 30, 2013 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$30,734	$41,530	$14,349	$4,194
Paid-in capital, in excess of par	378,365,309	448,848,645	146,944,994	46,895,038
	378,396,043	448,890,175	146,959,343	46,899,232
Undistributed net investment income (loss)	1,876,955	203,555	190,026	(93,655)
Accumulated net realized gains (losses)	(38,113,343)	4,667,519	1,030,014	(2,995,878)
Net unrealized appreciation (depreciation)	45,687,948	19,194,161	5,613,615	1,341,080
Net assets, April 30, 2013	$387,847,603	$472,955,410	$153,792,998	$45,150,779
(A) Identified cost of unaffiliated investments	$324,684,134	$492,978,016	$145,605,991	$53,896,769
(B) Identified cost of affiliated investments	$12,243,595	$615,265	$477,191	$21,665,037
(C) Identified cost of repurchase agreements	—	$7,300,000	$5,900,000	—
(D) Identified cost of currency	$3,214,380	$440,859	$235,851	—
(E) Premiums received from options written	—	$295,261	$109,131	—
(F) Proceeds received from short sales	—	$31,724,379	—	$4,030,813
(G) Including securities on loan of	—	—	—	—

NET ASSET VALUE:
Class Q:
Net Assets	$138,663,417	—	—	—
Shares Outstanding	10,973,252	—	—	—
Net asset value, offering price and redemption price per share	$12.64	—	—	—
Class R:
Net Assets	$183,196,634	$207,010,258	—	—
Shares Outstanding	14,537,024	18,253,874	—	—
Net asset value, offering price and redemption price per share	$12.60	$11.34	—	—
Class T:
Net Assets	$65,987,552	$265,945,152	$153,792,998	$45,150,779
Shares Outstanding	5,224,165	23,275,699	14,349,248	4,194,011
Net asset value, offering price and redemption price per share	$12.63	$11.43	$10.72	$10.77

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,578,526	$2,964,887	$754,744	$14,822,214
Affiliated dividend income	6,473	4,901	1,018	63,732
Less: Foreign withholding taxes	(16,185)	(29,591)	—	(37,705)
Affiliated income from securities lending, net	8,209	20,460	128,417	791,219
Interest	—	—	—	296
Total income	1,577,023	2,960,657	884,179	15,639,756
Expenses
Management fee	668,497	666,083	323,782	3,869,141
Loan interest expense (Note 7)	588	206	972	—
Distribution fee—Class R	351,532	352,364	172,820	224,321
Transfer agent’s fees and expenses(a)	115,000	112,000	59,000	237,000
Custodian’s fees and expenses	48,000	37,000	32,000	102,000
Reports to shareholders	18,000	18,000	17,000	36,000
Registration fees	17,000	16,000	15,000	19,000
Legal fees	9,000	11,000	8,000	12,000
Trustees’ fees	7,000	7,000	6,000	15,000
Audit fees	12,000	12,000	12,000	16,000
Miscellaneous	9,903	9,898	8,885	24,574
Total expenses	1,256,520	1,241,551	655,459	4,555,036
Net investment income (loss)	320,503	1,719,106	228,720	11,084,720
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	31,314,520	5,790,059	3,898,028	51,484,346
Futures transactions	—	—	—	458,350
Foreign currency transactions	1,703	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	31,316,223	5,790,059	3,898,028	51,942,696
Net change in unrealized appreciation (depreciation) on:
Investments	(3,023,462)	25,579,173	12,174,927	142,790,821
Futures	—	—	—	111,385
Foreign currencies	(382)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	(3,023,844)	25,579,173	12,174,927	142,902,206
Net gain (loss)	28,292,379	31,369,232	16,072,955	194,844,902
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,612,882	$33,088,338	$16,301,675	$205,929,622
(a) Including affiliated expense of	$90,000	$90,000	$45,000	$153,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$5,543,334	$—	$—	$—
Affiliated dividend income	8,894	958	424	16,084
Less: Foreign withholding taxes	(355,490)	—	—	—
Interest	—	5,242,988	2,298,712	508,159
Total income	5,196,738	5,243,946	2,299,136	524,243
Expenses
Management fee	1,236,374	1,024,563	354,473	98,900
Loan interest expense (Note 7)	314	—	—	—
Distribution fee—Class R	402,198	473,477	—	—
Transfer agent’s fees and expenses(a)	119,000	209,000	51,000	16,000
Custodian’s fees and expenses	116,000	73,000	47,000	28,000
Reports to shareholders	18,000	24,000	16,000	10,000
Registration fees	23,000	24,000	13,000	9,000
Legal fees	11,000	10,000	8,000	8,000
Trustees’ fees	8,000	9,000	6,000	5,000
Audit fees	16,000	30,000	30,000	18,000
Miscellaneous	28,676	12,987	9,449	6,448
Total expenses	1,978,562	1,890,027	534,922	199,348
Net investment income (loss)	3,218,176	3,353,919	1,764,214	324,895
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,837,871	3,065,608	765,084	100,641
Futures transactions	—	(21,081)	14,051	47,676
Foreign currency transactions	7,812	768,632	298,322	78
Options written transactions	—	690,038	91,710	—
Swap agreement transactions	—	690,586	777,075	4,912
Short sale transactions	—	(43,833)	—	17,699
Total net realized gain (loss)	3,845,683	5,149,950	1,946,242	171,006
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	37,363,552	1,011,041	189,133	(268,845)
Futures	—	(253,475)	(161,793)	32,875
Foreign currencies	167,090	(593,125)	20,400	—
Options written	—	62,959	(6,612)	—
Swaps	—	(1,729,120)	(1,334,817)	(12,782)
Short sales	—	(47,473)	—	12,493
Net change in unrealized appreciation (depreciation)	37,530,642	(1,549,193)	(1,293,689)	(236,259)
Net gain (loss)	41,376,325	3,600,757	652,553	(65,253)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,594,501	$6,954,676	$2,416,767	$259,642
(a) Including affiliated expense of	$103,000	$124,000	$3,000	$2,000

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$320,503	$303,897
Net realized gain on investment and foreign currency transactions	31,316,223	17,329,169
Net change in unrealized appreciation (depreciation) of investments	(3,023,844)	90,808
Net increase in net assets resulting from operations	28,612,882	17,723,874
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(274,592)	—
Class T	(555,589)	(302,875)
Total dividends from net investment income	(830,181)	(302,875)
Trust share transactions (Note 6)
Net proceeds from shares sold	25,649,130	44,120,638
Net asset value of shares issued in reinvestment of dividends and distributions	809,020	292,761
Cost of shares reacquired	(27,190,027)	(55,953,976)
Net decrease in net assets from Trust share transactions	(731,877)	(11,540,577)
Total increase	27,050,824	5,880,422

NET ASSETS
Beginning of period	210,284,589	204,404,167
End of period(a)	$237,335,413	$210,284,589
(a) Includes undistributed net investment income of	$—	$290,135

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,719,106	$3,568,756
Net realized gain on investment and foreign currency transactions	5,790,059	26,237,541
Net change in unrealized appreciation (depreciation) of investments	25,579,173	(3,752,030)
Net increase in net assets resulting from operations	33,088,338	26,054,267
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(2,007,775)	(1,713,677)
Class T	(1,552,574)	(1,696,624)
Total dividends from net investment income	(3,560,349)	(3,410,301)
Trust share transactions (Note 6)
Net proceeds from shares sold	22,920,393	42,277,824
Net asset value of shares issued in reinvestment of dividends and distributions	3,507,985	3,357,595
Cost of shares reacquired	(30,406,016)	(55,169,925)
Net decrease in net assets from Trust share transactions	(3,977,638)	(9,534,506)
Total increase	25,550,351	13,109,460

NET ASSETS
Beginning of period	213,714,804	200,605,344
End of period(a)	$239,265,155	$213,714,804
(a) Includes undistributed net investment income of	$850,572	$2,691,815

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	For Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$228,720	$(712,023)
Net realized gain on investment and foreign currency transactions	3,898,028	3,687,565
Net change in unrealized appreciation (depreciation) of investments	12,174,927	2,643,860
Net increase in net assets resulting from operations	16,301,675	5,619,402
Trust share transactions (Note 6)
Net proceeds from shares sold	14,992,507	25,728,775
Cost of shares reacquired	(16,717,091)	(27,670,159)
Net decrease in net assets from Trust share transactions	(1,724,584)	(1,941,384)
Total increase	14,577,091	3,678,018

NET ASSETS
Beginning of period	99,840,935	96,162,917
End of period	$114,418,026	$99,840,935

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	For Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$11,084,720	$14,893,551
Net realized gain on investment and foreign currency transactions	51,942,696	34,081,657
Net change in unrealized appreciation (depreciation) of investments	142,902,206	48,128,206
Net increase in net assets resulting from operations	205,929,622	97,103,414
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(776,701)	(475,538)
Class T	(15,186,130)	(10,416,661)
Total dividends from net investment income	(15,962,831)	(10,892,199)
Distributions from net realized gains
Class R	(2,403,994)	(2,289,461)
Class T	(30,592,305)	(28,632,649)
Total distributions from net realized gains	(32,996,299)	(30,922,110)
Trust share transactions (Note 6)
Net proceeds from shares sold	217,841,324	338,281,653
Net asset value of shares issued in reinvestment of dividends and distributions	44,238,738	37,439,503
Cost of shares reacquired	(140,989,300)	(227,087,747)
Net increase in net assets from Trust share transactions	121,090,762	148,633,409
Total increase	278,061,254	203,922,514

NET ASSETS
Beginning of period	1,163,957,918	960,035,404
End of period	$1,442,019,172	$1,163,957,918
(a) Includes undistributed net investment income of	$4,891,942	$9,770,053

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,218,176	$6,806,272
Net realized gain (loss) on investment and foreign currency transactions	3,845,683	(7,188,625)
Net change in unrealized appreciation (depreciation) of investments	37,530,642	18,376,721
Net increase in net assets resulting from operations	44,594,501	17,994,368
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(3,065,660)	(2,649,607)
Class R	(3,008,506)	(1,926,777)
Class T	(1,535,049)	(1,679,297)
Total dividends from net investment income	(7,609,215)	(6,255,681)
Trust share transactions (Note 6)
Net proceeds from shares sold	48,289,718	88,238,519
Net asset value of shares issued in reinvestment of dividends and distributions	7,582,919	6,222,967
Cost of shares reacquired	(39,891,357)	(63,003,945)
Net increase in net assets from Trust share transactions	15,981,280	31,457,541
Total increase	52,966,566	43,196,228

NET ASSETS
Beginning of period	334,881,037	291,684,809
End of period(a)	$387,847,603	$334,881,037
(a) Includes undistributed net investment income of	$1,876,955	$6,267,994

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,353,919	$9,360,151
Net realized gain on investment and foreign currency transactions	5,149,950	10,501,071
Net change in unrealized appreciation (depreciation) of investments	(1,549,193)	11,228,520
Net increase in net assets resulting from operations	6,954,676	31,089,742
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,874,910)	(3,179,754)
Class T	(3,305,159)	(6,706,984)
Total dividends from net investment income	(5,180,069)	(9,886,738)
Distributions from net realized gains
Class R	(3,476,286)	—
Class T	(4,965,544)	—
Total distributions from net realized gains	(8,441,830)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	78,435,641	154,665,652
Net asset value of shares issued in reinvestment of dividends and distributions	13,550,578	9,803,845
Cost of shares reacquired	(60,792,263)	(119,678,849)
Net increase in net assets from Trust share transactions	31,193,956	44,790,648
Total increase	24,526,733	65,993,652

NET ASSETS
Beginningof period	448,428,677	382,435,025
Endof period(a)	$472,955,410	$448,428,677
(a) Includes undistributed net investment income of	$203,555	$2,029,705

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,764,214	$4,425,201
Net realized gain on investment and foreign currency transactions	1,946,242	2,311,507
Net change in unrealized appreciation (depreciation) of investments	(1,293,689)	7,094,009
Net increase in net assets resulting from operations	2,416,767	13,830,717
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,761,001)	(7,110,257)
Distributions from net realized gains	(2,612,982)	(972,354)
Trust share transactions (Note 6)
Net proceeds from shares sold	10,147,882	24,370,801
Net asset value of shares issued in reinvestment of dividends and distributions	4,213,865	7,862,089
Cost of shares reacquired	(27,804,434)	(51,158,727)
Net decrease in net assets from Trust share transactions	(13,442,687)	(18,925,837)
Total decrease	(15,399,903)	(13,177,731)

NET ASSETS
Beginning of period	169,192,901	182,370,632
End of period(a)	$153,792,998	$169,192,901
(a) Includes undistributed net investment income	$190,026	$186,813

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2013	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$324,895	$1,138,388
Net realized gain on investment and foreign currency transactions	171,006	830,161
Net change in unrealized appreciation (depreciation) of investments	(236,259)	(58,146)
Net increase in net assets resulting from operations	259,642	1,910,403
Dividends and Distributions (Note 1)
Dividends from net investment income	(509,591)	(1,330,954)
Trust share transactions (Note 6)
Net proceeds from shares sold	6,469,031	18,518,112
Net asset value of shares issued in reinvestment of dividends and distributions	491,694	1,272,691
Cost of shares reacquired	(5,165,346)	(12,045,966)
Net increase in net assets from Trust share transactions	1,795,379	7,744,837
Total increase	1,545,430	8,324,286

NET ASSETS
Beginning of period	43,605,349	35,281,063
End of period(a)	$45,150,779	$43,605,349
(a) Includes undistributed net investment income of	$—	$91,041

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended, (“1940 Act”). Investment operations commenced on January 5, 1993.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primar- ily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primar- ily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•	Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of foreign companies;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation

THE TARGET PORTFOLIO TRUST	131

Procedures for valuation of the Portfolios’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolios’ Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swaps contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolios’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issued and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

132	THE TARGET PORTFOLIO TRUST

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a finan- cial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub- sequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for finan- cial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. Financial futures contracts involve certain elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

134	THE TARGET PORTFOLIO TRUST

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: Certain Portfolios may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Portfolio pledges with the cleaning broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Portfolio are

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recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios entered into credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end

136	THE TARGET PORTFOLIO TRUST

are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Mortgage Backed Securities entered into total return swaps to manage its exposure to an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2013, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

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Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Value
Equity contracts	Due from broker for variation margin	$75,455	*	—	—

International Equity
Equity contracts	Unaffiliated investments	$65,284		—	$—
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	656,458		Unrealized depreciation on forward currency contracts	385,760

Total		$721,742			$385,760

Total Return Bond
Interest rate contracts	Due to broker for variation margin	$405,707	*	Due to broker for variation margin	$1,085,685	*
Interest rate contracts	Payments made for swap agreements	81,482		Payments received for swap agreements	135,798
Interest rate contracts	Unrealized appreciation on swaps	1,773,025		Unrealized depreciation on swaps	50,866
Interest rate contracts	—	—		Options written	121,645
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,069,828		Unrealized depreciation on forward currency contracts	2,761,565
Credit contracts	Unrealized appreciation on swaps	1,928		Unrealized depreciation on swaps	263,723
Credit contracts	—	—		Due to broker for variation margin	1,337,845	*

Total		$3,331,970			$5,757,127

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	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Intermediate-Term Bond
Interest rate contracts	Due to broker for variation margin	$204,378	*	Due to broker for variation margin	$193,262	*
Interest rate contracts	—	—		Options written	64,551
Interest rate contracts	Unrealized appreciation on swaps	976,148		Unrealized depreciation on swaps	32,991
Interest rate contracts	—	—		Payments received for swap agreements	86,245
Foreign exchange contracts	—	—		Options written	9,007
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	131,000		Unrealized depreciation on forward currency contracts	305,602
Credit contracts	Unrealized appreciation on swaps	502,305		Unrealized depreciation on swaps	541,955
Credit contracts	Payments made for swap agreements	364,815		Payments received for swap agreements	232,276
Credit contracts	Due to broker for variation margin	194,431	*	Due to broker for variation margin	336,747	*

Total		$2,373,077			$1,802,636

Mortgage Backed Securities
Interest rate contracts	Due from broker for variation margin	$4,153	*	Due from broker for variation margin	$6,031	*
Interest rate contracts	—	—		Unrealized depreciation on swaps	12,782

Total		$4,153			$18,813

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$—	$458,350	$—	$—	$—	$458,350

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$177,140	$177,140
Equity contracts	(192,625)	—	—	—	—	—	(192,625)

Total	$(192,625)	$—	$—	$—	$—	$177,140	$(15,485)

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Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Total Return Bond
Interest rate contracts	$—	$—	$(21,081)	$690,038	$943,223	$—	$1,612,180
Foreign exchange contracts	—	—	—		—	960,816	960,816
Credit contracts	—	—	—	—	(252,637)	—	(252,637)

Total	$—	$—	$(21,081)	$690,038	$690,586	$960,816	$2,320,359

Intermediate-Term Bond
Interest rate contracts	$—	$(12,960)	$14,051	$91,710	$770,137	$—	$862,938
Foreign exchange contracts	—	—	—	—	—	390,111	390,111
Credit contracts	—	—	—	—	6,938	—	6,938

Total	$—	$(12,960)	$14,051	$91,710	$777,075	$390,111	$1,259,987

Mortgage Backed Securities
Interest rate contracts	$—	$—	$47,676	$—	$4,912	$—	$52,588

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$111,385	$—	$—	$—	$111,385

International Equity
Equity contracts	$65,284	$—	$—	$—	$—	$65,284
Foreign exchange contracts	—	—	—	—	185,043	185,043

Total	$65,284	$—	$—	$—	$185,043	$250,327

Total Return Bond
Interest rate contracts	$—	$(253,475)	$62,959	$(1,190,094)	$—	$(1,380,610)
Foreign exchange contracts	—	—	—	—	(559,706)	(559,706)
Credit contracts	—	—	—	(539,026)	—	(539,026)

Total	$—	$(253,475)	$62,959	$(1,729,120)	$(559,706)	$(2,479,342)

Intermediate-Term Bond
Interest rate contracts	$—	$(161,793)	$(9,299)	$(1,290,032)	$—	$(1,461,124)
Foreign exchange contracts	—	—	2,687	—	20,413	23,100
Credit contracts	—	—	—	(44,785)	—	(44,785)

Total	$—	$(161,793)	$(6,612)	$(1,334,817)	$20,413	$(1,482,809)

Mortgage Backed Securities
Interest rate contracts	$—	$32,875	$—	$(12,782)	$—	$20,093

140	THE TARGET PORTFOLIO TRUST

For the six months ended April 30, 2013, the average volume of derivative activities are as follows:

Portfolio	Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward foreign currency exchange purchase contracts(4)
Small Capitalization Value	$—	$—	$4,212,428	$—	$—
International Equity	—	—	—	—	4,124,857
Total Return Bond	—	569,278	22,473,438	22,307,249	43,075,497
Intermediate-Term Bond	6,480	81,794	—	13,591,243	14,706,414
Mortgage Backed Securities	—	—	1,805,716	4,275,975	—

Portfolio	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)
Small Capitalization Value	$—	$—	$—	$—
International Equity	18,015,341	—	—	—
Total Return Bond	108,845,437	121,320,132	38,703,200	—
Intermediate-Term Bond	28,938,093	52,472,378	26,771,890	17,281,560
Mortgage Backed Securities	—	4,166,667	—	—

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to pur- chase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and

142	THE TARGET PORTFOLIO TRUST

makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The sub-advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the sub-advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub-adviser’s share of Portfolio assets may occur to account for market fluctuations.

At April 30, 2013, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Brown Advisory, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC, Hotchkis and Wiley Capital Management, LLC and Epoch Investment Partners, Inc.
Small Capitalization Growth	Eagle Asset Management, Inc. and Emerald Mutual Fund Advisers Trust
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each sub-adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

THE TARGET PORTFOLIO TRUST	143

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended April 30, 2013, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2014.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2013, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$2,436
Large Capitalization Value	5,978
Small Capitalization Growth	38,403
Small Capitalization Value	235,780

Certain Portfolios invest in the Prudential Core Taxable Money Market Series (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2013, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth . . .	$175,475,056	$173,496,860
Large Capitalization Value . . .	54,782,405	57,540,288
Small Capitalization Growth	28,606,101	29,471,042
Small Capitalization Value . . .	320,481,055	261,466,472
International Equity . . .	51,534,524	47,128,140
Total Return Bond . . .	514,637,566	512,145,176
Intermediate-Term Bond	54,489,198	61,995,379
Mortgage Backed Securities	247,650,217	247,940,029

Transactions in options written during the six months ended April 30, 2013, were as follows:

Intermediate-Term Bond	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2012	11,300	$59,505
Written options	45,492	141,336
Expired options	(28,900)	(48,815)
Closed options	(5,200)	(42,895)

Options outstanding at April 30, 2013	22,692	$109,131

144	THE TARGET PORTFOLIO TRUST

Total Return Bond	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2012	40,800	$617,835
Written options	141,300	367,464
Expired options	(90,000)	(690,038)
Closed options	—	—

Options outstanding at April 30, 2013	92,100	$295,261

Note 5. Tax Information

The United States federal income tax basis of the Portfolios’ investments and the net unrealized appreciation/ depreciation as of April 30, 2013 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Capitalization Growth	$215,092,111	$39,172,016	$(1,332,791)	$37,839,225
Large Capitalization Value	220,339,928	43,790,683	(2,291,370)	41,499,313
Small Capitalization Growth	106,480,292	31,853,094	(3,233,846)	28,619,248
Small Capitalization Value	1,321,833,078	350,078,615	(26,674,776)	323,403,839
International Equity	338,208,407	69,313,037	(25,156,804)	44,156,233
Total Return Bond	502,235,385	22,012,257	(2,041,716)	19,970,541
Intermediate-Term Bond	152,928,851	5,637,219	(1,424,365)	4,212,854
Mortgage Backed Securities	75,566,869	1,585,128	(244,435)	1,340,693

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Portfolios are permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:
International Equity	$8,104,000

THE TARGET PORTFOLIO TRUST	145

Pre-Enactment Losses:

	Expiring October 31,
	2014	2015	2016	2017	2018	2019	Total
Large Capitalization Growth	$—	$—	$—	$20,877,000	$—	$—	$20,877,000
Large Capitalization Value	—	—	—	60,323,000	221,000	—	60,544,000
Small Capitalization Growth	—	—	—	25,602,000	—	—	25,602,000
International Equity	—	—	1,524,000	28,616,000	—	2,738,000	32,878,000
Mortgage Backed Securities	807,000	900,000	531,000	958,000	—	—	3,196,000

The Small Capitalization Growth Portfolio elected to treat certain late-year ordinary income losses of approximately $624,000 as having been incurred in the following fiscal year (October 31, 2013).

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six Months Ended April 30, 2013:
Sold	1,450,116	$22,592,002	193,922	$3,057,128
Reinvested	18,401	274,592	35,371	534,428
Redeemed	(1,073,610)	(16,980,950)	(651,311)	(10,209,077)

Net Increase (Decrease)	394,907	$5,885,644	(422,018)	$(6,617,521)

Year Ended October 31, 2012:
Sold	2,675,452	$38,594,842	381,843	$5,525,796
Reinvested	—	—	22,196	292,761
Redeemed	(2,189,173)	(32,018,220)	(1,652,885)	(23,935,756)

Net Increase (Decrease)	486,279	$6,576,622	(1,248,846)	$(18,117,199)

Large Capitalization Value
Six Months Ended April 30, 2013:
Sold	1,735,990	$20,128,451	241,461	$2,791,942
Reinvested	182,029	2,007,775	135,889	1,500,210
Redeemed	(1,650,965)	(19,419,481)	(951,194)	(10,986,535)

Net Increase (Decrease)	267,054	$2,716,745	(573,844)	$(6,694,383)

Year Ended October 31, 2012:
Sold	3,531,512	$37,077,078	499,304	$5,200,746
Reinvested	180,008	1,713,677	172,499	1,643,918
Redeemed	(3,180,267)	(33,167,122)	(2,105,961)	(22,002,803)

Net Increase (Decrease)	531,253	$5,623,633	(1,434,158)	$(15,158,139)

146	THE TARGET PORTFOLIO TRUST

	Class Q		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
Small Capitalization Growth
Six Months Ended April 30, 2013:
Sold			954,230	$11,966,230	235,003	$3,026,277
Redeemed			(904,806)	(11,693,925)	(393,422)	(5,023,166)

Net Increase (Decrease)			49,424	$272,305	(158,419)	$(1,996,889)

Year Ended October 31, 2012:
Sold			2,145,277	$24,346,971	118,408	$1,381,804
Redeemed			(1,487,832)	(17,143,493)	(900,516)	(10,526,666)

Net Increase (Decrease)			657,445	$7,203,478	(782,108)	$(9,144,862)

Small Capitalization Value
Six Months Ended April 30, 2013:
Sold			697,519	$15,715,638	9,009,597	$202,125,686
Reinvested			152,585	3,180,695	1,961,190	41,058,043
Redeemed			(832,665)	(18,807,893)	(5,452,415)	(122,181,407)

Net Increase (Decrease)			17,439	$88,440	5,518,372	$121,002,322

Year Ended October 31, 2012:
Sold			1,472,289	$30,253,286	14,754,767	$308,028,367
Reinvested			144,011	2,764,999	1,799,403	34,674,504
Redeemed			(1,094,238)	(22,327,838)	(9,865,547)	(204,759,909)

Net Increase (Decrease)			522,062	$10,690,447	6,688,623	$137,942,962

International Equity
Six Months Ended April 30, 2013:
Sold	710,732	$8,468,843	3,029,146	$36,093,528	312,715	$3,727,347
Reinvested	263,373	3,065,660	258,463	3,008,506	129,618	1,508,753
Redeemed	(559,366)	(6,650,356)	(1,853,705)	(21,931,573)	(953,973)	(11,309,428)

Net Increase (Decrease)	414,739	$4,884,147	1,433,904	$17,170,461	(511,640)	$(6,073,328)

Year Ended October 31, 2012:
Sold	1,461,319	$15,723,472	6,286,224	$67,415,282	471,658	$5,099,765
Reinvested	257,744	2,649,607	187,430	1,926,776	160,173	1,646,584
Redeemed	(927,356)	(10,043,345)	(3,236,126)	(35,320,778)	(1,628,359)	(17,639,822)

Net Increase (Decrease)	791,707	$8,329,734	3,237,528	$34,021,280	(996,528)	$(10,893,473)

Total Return Bond
Six Months Ended April 30, 2013:
Sold			4,019,131	$45,430,055	2,892,949	$33,005,586
Reinvested			474,256	5,351,171	721,329	8,199,407
Redeemed			(1,991,424)	(22,485,738)	(3,363,512)	(38,306,525)

Net Increase (Decrease)			2,501,963	$28,295,488	250,766	$2,898,468

Year Ended October 31, 2012:
Sold			7,506,147	$84,111,907	6,238,035	$70,553,745
Reinvested			283,381	3,179,749	585,596	6,624,096
Redeemed			(3,718,301)	(41,754,260)	(6,894,779)	(77,924,589)

Net Increase (Decrease)			4,071,227	$45,537,396	(71,148)	$(746,748)

THE TARGET PORTFOLIO TRUST	147

	Class R		Class T
	Shares	Amount	Shares	Amount
Intermediate-Term Bond
Six Months Ended April 30, 2013:
Sold	—	$—	950,381	$10,147,882
Reinvested	—	—	395,183	4,213,865
Redeemed	—	—	(2,594,169)	(27,804,434)

Net Increase (Decrease)	—	$—	(1,248,605)	$(13,442,687)

Year Ended October 31, 2012:
Sold	—	$—	2,304,922	$24,370,801
Reinvested	—	—	752,883	7,862,089
Redeemed	—	—	(4,835,106)	(51,158,727)

Net Increase (Decrease)	—	$—	(1,777,301)	$(18,925,837)

Mortgage Backed Securities
Six Months Ended April 30, 2013:
Sold	—	$—	601,347	$6,469,031
Reinvested	—	—	45,682	491,694
Redeemed	—	—	(480,028)	(5,165,346)

Net Increase (Decrease)	—	$—	167,001	$1,795,379

Year Ended October 31, 2012:
Sold	—	$—	1,720,443	$18,518,112
Reinvested	—	—	117,867	1,272,691
Redeemed	—	—	(1,115,271)	(12,045,966)

Net Increase (Decrease)	—	$—	723,039	$7,744,837

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the line of credit during the six months ended April 30, 2013. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at April 30, 2013
Large Capitalization Growth	$1,618,000	1.45%	9	$—
Large Capitalization Value	729,714	1.45%	7	—
Small Capitalization Growth	802,533	1.45%	30	—
International Equity	705,000	1.46%	11	—

148	THE TARGET PORTFOLIO TRUST

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statement disclosures.

THE TARGET PORTFOLIO TRUST	149

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2013(d)		Year Ended October 31,
			2012(d)	2011(d)	2010(d)	2009	2008(d)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.70		$13.56	$12.76	$10.85	$10.11	$17.46
Income (loss) from investment operations
Net investment income (loss)	.01		(.01)	(.01)	(.01)	.05	.05
Net realized and unrealized gain (loss) on investments	1.96		1.15	.81	1.96	.76	(6.43)
Total from investment operations	1.97		1.14	.80	1.95	.81	(6.38)
Less dividends and distributions
Dividends from net investment income	(.03)		—	—	(.04)	(.07)	(.02)
Distributions from net realized gains	—		—	—	—	—	(.95)
Total dividends and distributions	(.03)		—	—	(.04)	(.07)	(.97)
Net asset value, end of period	$16.64		$14.70	$13.56	$12.76	$10.85	$10.11

TOTAL RETURN(a)	13.43%		8.41%	6.27%	17.99%	8.13%	(38.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$152,423		$128,828	$112,255	$99,676	$70,097	$48,348
Average net assets (000)	$141,778		$121,998	$109,325	$84,636	$54,036	$46,321
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees(b)	1.31	%(e)	1.32%	1.34%	1.33%	1.36%	1.24%
Net investment income (loss)	.09	%(e)	(.07)%	(.08)%	(.08)%	.28%	.35%
Portfolio turnover rate	79	%(f)	70%	97%	171%	243%	101%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009	2008(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.87		$13.70	$12.86	$10.93	$10.19	$17.55
Income (loss) from investment operations
Net investment income	.05		.06	.06	.05	.10	.13
Net realized and unrealized gain (loss) on investments	1.98		1.16	.82	1.97	.76	(6.47)
Total from investment operations	2.03		1.22	.88	2.02	.86	(6.34)
Less dividends and distributions
Dividends from net investment income	(.10)		(.05)	(.04)	(.09)	(.12)	(.07)
Distributions from net realized gains	—		—	—	—	—	(.95)
Total dividends and distributions	(.10)		(.05)	(.04)	(.09)	(.12)	(1.02)
Net asset value, end of period	$16.80		$14.87	$13.70	$12.86	$10.93	$10.19

TOTAL RETURN(a)	13.76%		8.92%	6.83%	18.55%	8.64%	(38.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$84,912		$81,456	$92,149	$110,550	$124,122	$150,428
Average net assets (000)	$82,901		$87,434	$102,690	$116,806	$123,629	$237,628
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.81	%(d)	.82%	.84%	.83%	.86%	.74%
Net investment income	.63	%(d)	.44%	.44%	.45%	.84%	.91%
Portfolio turnover rate	79	%(e)	70%	97%	171%	243%	101%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.06		$9.92	$9.73	$8.79	$8.78	$16.24
Income (loss) from investment operations
Net investment income	.08		.16	.13	.11	.15	.23
Net realized and unrealized gain (loss) on investments	1.63		1.13	.18	.98	.13	(6.31)
Total from investment operations	1.71		1.29	.31	1.09	.28	(6.08)
Less dividends and distributions
Dividends from net investment income	(.17)		(.15)	(.12)	(.15)	(.27)	(.22)
Distributions from net realized gains	—		—	—	—	—	(1.16)
Total dividends and distributions	(.17)		(.15)	(.12)	(.15)	(.27)	(1.38)
Net asset value, end of period	$12.60		$11.06	$9.92	$9.73	$8.79	$8.78

TOTAL RETURN(a)	15.64%		13.23%	3.19%	12.45%	3.59%	(40.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$154,160		$132,434	$113,434	$97,308	$70,291	$46,778
Average net assets (000)	$142,114		$121,917	$108,407	$84,613	$53,491	$46,282
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees(d)	1.30	%(e)	1.31%	1.33%	1.31%	1.33%	1.21%
Net investment income	1.36	%(e)	1.53%	1.30%	1.21%	1.96%	1.90%
Portfolio turnover rate	25	%(f)	75%	43%	32%	104%	77%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.12		$9.97	$9.78	$8.83	$8.82	$16.31
Income (loss) from investment operations
Net investment income	.11		.21	.18	.16	.20	.30
Net realized and unrealized gain (loss) on investments	1.63		1.14	.18	.98	.12	(6.33)
Total from investment operations	1.74		1.35	.36	1.14	.32	(6.03)
Less dividends and distributions
Dividends from net investment income	(.22)		(.20)	(.17)	(.19)	(.31)	(.30)
Distributions from net realized gains	—		—	—	—	—	(1.16)
Total dividends and distributions	(.22)		(.20)	(.17)	(.19)	(.31)	(1.46)
Net asset value, end of period	$12.64		$11.12	$9.97	$9.78	$8.83	$8.82

TOTAL RETURN(a)	15.90%		13.86%	3.62%	13.00%	4.15%	(40.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$85,106		$81,281	$87,171	$109,097	$128,187	$168,217
Average net assets (000)	$81,754		$84,322	$99,621	$119,520	$129,379	$279,413
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.80	%(d)	.81%	.83%	.81%	.83%	.71%
Net investment income	1.88	%(d)	2.03%	1.80%	1.74%	2.64%	2.40%
Portfolio turnover rate	25	%(e)	75%	43%	32%	104%	77%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.56		$10.97	$9.66	$7.71	$7.17	$13.73
Income (loss) from investment operations
Net investment income (loss)	.02		(.09)	(.07)	(.05)	(.04)	(.03)
Net realized and unrealized gain (loss) on investments	1.83		.68	1.38	2.00	.58	(6.53)
Total from investment operations	1.85		.59	1.31	1.95	.54	(6.56)
Capital contributions(e)	—		—	—	— (d)	—	—
Net asset value, end of period	$13.41		$11.56	$10.97	$9.66	$7.71	$7.17

TOTAL RETURN(a)	16.00%		5.38%	13.56%	25.29%	7.53%	(47.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$73,447		$62,731	$52,325	$41,025	$28,129	$18,607
Average net assets (000)	$69,701		$57,399	$47,547	$35,238	$22,037	$18,762
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees(c)	1.39	%(f)	1.42%	1.44%	1.46%	1.52%	1.30%
Net investment income (loss)	.24	%(f)	(.93)%	(.80)%	(.72)%	(.77)%	(.39)%
Portfolio turnover rate	26	%(g)	71%	92%	64%	92%	223%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(d)	Less than $0.005 per share.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.90		$11.24	$9.84	$7.82	$7.25	$13.82
Income (loss) from investment operations
Net investment income (loss)	.05		(.04)	(.02)	(.01)	(.02)	.02
Net realized and unrealized gain (loss) on investments	1.89		.70	1.42	2.03	.60	(6.59)
Total from investment operations	1.94		.66	1.40	2.02	.58	(6.57)
Less dividends from net investment income	—		—	—	—	(.01)	—
Capital contributions(d)	—		—	—	— (c)	—	—
Net asset value, end of period	$13.84		$11.90	$11.24	$9.84	$7.82	$7.25

TOTAL RETURN(a)	16.30%		5.87%	14.23%	25.83%	8.06%	(47.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$40,971		$37,110	$43,838	$51,777	$52,671	$58,235
Average net assets (000)	$39,121		$40,486	$50,339	$53,128	$51,109	$97,771
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.89	%(e)	.92%	.94%	.96%	1.02%	.80%
Net investment income (loss)	.76	%(e)	(.44)%	(.29)%	(.18)%	(.26)%	.17%
Portfolio turnover rate	26	%(f)	71%	92%	64%	92%	223%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.21		$20.17	$18.80	$15.41	$14.10	$21.90
Income (loss) from investment operations
Net investment income	.14		.19	.11	.10	.13	.16
Net realized and unrealized gain (loss) on investments	3.35		1.65	1.35	3.41	1.42	(6.52)
Total from investment operations	3.49		1.84	1.46	3.51	1.55	(6.36)
Less dividends and distributions
Dividends from net investment income	(.19)		(.14)	(.09)	(.12)	(.16)	(.23)
Distributions from net realized gains	(.61)		(.66)	—	—	(.08)	(1.21)
Total dividends and distributions	(.80)		(.80)	(.09)	(.12)	(.24)	(1.44)
Net asset value, end of period	$23.90		$21.21	$20.17	$18.80	$15.41	$14.10

TOTAL RETURN(a)	17.02%		9.51%	7.75%	22.93%	11.37%	(30.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$95,608		$84,483	$69,790	$52,587	$33,574	$22,660
Average net assets (000)	$90,472		$76,205	$63,352	$43,680	$26,425	$22,626
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees(d)	1.17	%(e)	1.18%	1.21%	1.26%	1.30%	1.30%
Net investment income	1.27	%(e)	.92%	.55%	.57%	.96%	.89%
Portfolio turnover rate	21	%(f)	37%	44%	33%	48%	54%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.39		$20.33	$18.95	$15.51	$14.21	$22.00
Income (loss) from investment operations
Net investment income	.20		.29	.22	.19	.20	.23
Net realized and unrealized gain (loss) on investments	3.37		1.67	1.34	3.45	1.41	(6.53)
Total from investment operations	3.57		1.96	1.56	3.64	1.61	(6.30)
Less dividends and distributions
Dividends from net investment income	(.30)		(.24)	(.18)	(.20)	(.23)	(.28)
Distributions from net realized gains	(.61)		(.66)	—	—	(.08)	(1.21)
Total dividends and distributions	(.91)		(.90)	(.18)	(.20)	(.31)	(1.49)
Net asset value, end of period	$24.05		$21.39	$20.33	$18.95	$15.51	$14.21

TOTAL RETURN(a)	17.31%		10.11%	8.22%	23.64%	11.82%	(30.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,346,412		$1,079,475	$890,245	$800,761	$538,202	$374,101
Average net assets (000)	$1,209,930		$1,000,086	$872,587	$674,452	$439,058	$414,364
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.67	%(d)	.68%	.71%	.76%	.80%	.80%
Net investment income	1.75	%(d)	1.42%	1.06%	1.07%	1.46%	1.38%
Portfolio turnover rate	21	%(e)	37%	44%	33%	48%	54%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	Six Months Ended April 30, 2013(e)		Year Ended October 31, 2012(e)	March 1, 2011(b), through October 31, 2011(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.42		$11.10	$12.56
Income (loss) from investment operations
Net investment income	.12		.27	.26
Net realized and unrealized gain (loss) on investments	1.39		.32	(1.72)
Total from investment operations	1.51		.59	(1.46)
Less dividends and distributions
Dividends from net investment income	(.29)		(.27)	—
Distributions from net realized gains	—		—	—
Total dividends and distributions	(.29)		(.27)	—
Net asset value, end of period	$12.64		$11.42	$11.10

TOTAL RETURN(a)	13.43%		5.60%	(11.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$138,663		$120,574	$108,378
Average net assets (000)	$128,710		$110,908	$94,827
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.83	%(c)	.84%	.87	%(c)
Net investment income	2.11	%(c)	2.51%	3.21	%(c)
Portfolio turnover rate	14	%(d)	16%	19	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.36		$11.02	$11.84	$10.78	$8.99	$20.04
Income (loss) from investment operations
Net investment income	.09		.21	.22	.14	.13	.29
Net realized and unrealized gain (loss) on investments	1.37		.32	(.90)	1.00	2.08	(8.84)
Total from investment operations	1.46		.53	(.68)	1.14	2.21	(8.55)
Less dividends and distributions
Dividends from net investment income	(.22)		(.19)	(.14)	(.11)	(.42)	(.31)
Distributions from net realized gains	—		—	—	—	—	(2.19)
Total dividends and distributions	(.22)		(.19)	(.14)	(.11)	(.42)	(2.50)
Capital contributions(g)	—		—	—	.03	—	—
Net asset value, end of period	$12.60		$11.36	$11.02	$11.84	$10.78	$8.99

TOTAL RETURN(a)	13.05%		5.01%	(5.84)%	10.93%	26.13%	(48.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$183,197		$148,857	$108,715	$79,234	$57,184	$35,482
Average net assets (000)	$162,212		$125,953	$93,879	$68,032	$43,233	$36,790
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees(d)	1.44	%(e)	1.45%	1.48%	1.54%	1.51%	1.33%
Net investment income	1.55	%(e)	1.91%	1.87%	1.29%	1.46%	2.12%
Portfolio turnover rate	14	%(f)	16%	19%	41%	38%	30%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Not Annualized.
(g)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2013(b)		Year Ended October 31,
			2012(b)	2011(b)	2010(b)	2009(b)	2008(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.41		$11.08	$11.90	$10.83	$9.03	$20.13
Income (loss) from investment operations
Net investment income	.11		.26	.30	.19	.17	.36
Net realized and unrealized gain (loss) on investments	1.39		.32	(.93)	1.01	2.10	(8.86)
Total from investment operations	1.50		.58	(.63)	1.20	2.27	(8.50)
Less dividends and distributions
Dividends from net investment income	(.28)		(.25)	(.19)	(.16)	(.47)	(.41)
Distributions from net realized gains	—		—	—	—	—	(2.19)
Total dividends and distributions	(.28)		(.25)	(.19)	(.16)	(.47)	(2.60)
Capital contributions(f)	—		—	—	.03	—	—
Net asset value, end of period	$12.63		$11.41	$11.08	$11.90	$10.83	$9.03

TOTAL RETURN(a)	13.34%		5.52%	(5.36)%	11.45%	26.84%	(47.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$65,988		$65,450	$74,592	$98,978	$119,006	$123,970
Average net assets (000)	$65,254		$67,572	$112,082	$106,108	$110,053	$218,670
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.94	%(d)	.95%	.98%	1.04%	1.01%	.83%
Net investment income	1.94	%(d)	2.39%	2.47%	1.75%	1.94%	2.49%
Portfolio turnover rate	14	%(e)	16%	19%	41%	38%	30%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.51		$10.94	$11.34	$10.93	$9.86		$10.54
Income (loss) from investment operations
Net investment income	.06		.21	.26	.30	.42		.46
Net realized and unrealized gain (loss) on investments	.09		.59	(.03)	.68	1.82		(.68)
Total from investment operations	.15		.80	.23	.98	2.24		(.22)
Less dividends and distributions
Dividends from net investment income	(.11)		(.23)	(.27)	(.30)	(.62)		(.46)
Distributions from net realized gains	(.21)		—	(.36)	(.27)	(.55)		—
Total dividends and distributions	(.32)		(.23)	(.63)	(.57)	(1.17)		(.46)
Capital contributions(e)	—		—	—	— (f)	—		—
Net asset value, end of period	$11.34		$11.51	$10.94	$11.34	$10.93		$9.86

TOTAL RETURN(a)	1.47%		7.42%	2.24%	9.33%	24.57%		(2.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$207,010		$181,334	$127,837	$102,992	$71,457		$53,218
Average net assets (000)	$190,960		$154,728	$117,927	$86,806	$56,103		$42,474
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees(b)	1.12	%(g)	1.13%	1.15%	1.17%	1.32	%(d)	1.23%
Net investment income	1.20	%(g)	1.92%	2.50%	2.79%	4.20%		4.39%
Portfolio turnover rate	125	%(h)	308%	243%	369%	657%		697%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Less than $0.005 per share.
(g)	Annualized.
(h)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.60		$11.02	$11.42	$11.01	$9.93		$10.60
Income (loss) from investment operations
Net investment income	.09		.28	.33	.36	.47		.53
Net realized and unrealized gain (loss) on investments	.09		.59	(.04)	.68	1.84		(.68)
Total from investment operations	.18		.87	.29	1.04	2.31		(.15)
Less dividends and distributions
Dividends from net investment income	(.14)		(.29)	(.33)	(.36)	(.68)		(.52)
Distributions from net realized gains	(.21)		—	(.36)	(.27)	(.55)		—
Total dividends and distributions	(.35)		(.29)	(.69)	(.63)	(1.23)		(.52)
Capital contributions(g)	—		—	—	— (d)	—		—
Net asset value, end of period	$11.43		$11.60	$11.02	$11.42	$11.01		$9.93

TOTAL RETURN(a)	1.63%		8.01%	2.76%	9.82%	25.15%		(1.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$265,945		$267,095	$254,598	$266,960	$217,784		$194,970
Average net assets (000)	$268,175		$260,059	$249,230	$242,590	$198,247		$206,986
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.62	%(e)	.63%	.65%	.67%	.82	%(c)	.73%
Net investment income	1.67	%(e)	2.46%	2.99%	3.28%	4.71%		4.86%
Portfolio turnover rate	125	%(f)	308%	243%	369%	657%		697%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not Annualized.
(g)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

162	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.85		$10.50	$10.96	$10.85		$10.27		$10.25
Income (loss) from investment operations
Net investment income	.12		.27	.27	.27		.36		.44
Net realized and unrealized gain (loss) on investments	.05		.56	— (b)	.66		1.27		.08
Total from investment operations	.17		.83	.27	.93		1.63		.52
Less dividends and distributions
Dividends from net investment income	(.12)		(.42)	(.36)	(.28)		(.42)		(.50)
Distributions from net realized gains	(.18)		(.06)	(.37)	(.54)		(.63)		—
Total dividends and distributions	(.30)		(.48)	(.73)	(.82)		(1.05)		(.50)
Capital contributions(g)	—		—	—	—	(b)	—		—
Net asset value, end of period	$10.72		$10.85	$10.50	$10.96		$10.85		$10.27

TOTAL RETURN(a)	1.56%		8.13%	2.70%	9.07%		17.01%		5.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$153,793		$169,193	$182,371	$248,817		$245,517		$204,548
Average net assets (000)	$158,849		$177,149	$210,348	$247,716		$218,911		$227,475
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.68	%(e)	.66%	.66%	.66	%(d)	.74	%(d)	.60%
Net investment income	2.24	%(e)	2.50%	2.61%	2.53%		3.47%		4.21%
Portfolio turnover rate	60	%(f)	175%	392%	938%		527%		395%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.
(e)	Annualized.
(f)	Not Annualized.
(g)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	163

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.83		$10.68	$10.60	$9.96		$9.26		$9.95
Income (loss) from investment operations
Net investment income	.08		.29	.49	.54		.70		.63
Net realized and unrealized gain (loss) on investments	(.02)		.20	.05	.64		.74		(.66)
Total from investment operations	.06		.49	.54	1.18		1.44		(.03)
Less dividends from net investment income	(.12)		(.34)	(.46)	(.54)		(.74)		(.66)
Net asset value, end of period	$10.77		$10.83	$10.68	$10.60		$9.96		$9.26

TOTAL RETURN(a)	.60%		4.64%	5.26%	12.13%		16.20%		(.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$45,151		$43,605	$35,281	$36,157		$41,112		$51,368
Average net assets (000)	$44,320		$42,171	$34,208	$38,594		$44,081		$64,999
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	.91	%(d)	.93%	1.03%	.88	%(b)	1.07	%(b)	1.94	%(b)
Net investment income	1.48	%(d)	2.70%	4.65%	5.23%		7.35%		6.34%
Portfolio turnover rate	439	%(e)	847%	670%	646%		425%		338%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87%, .79%, and .70%, respectively, for the years ended October 31, 2010, 2009, and 2008.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

164	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Brown Advisory, LLC	901 S. Bond Street Suite 400 Baltimore, MD 21231

	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Emerald Mutual Fund Advisers Trust	3175 Oregon Pike Leola, PA 17540

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group LLC	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing. The prospectus and summary prospectuses contain this and other information about the Trust. An investor may obtain a prospectus and summary prospectuses by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectuses and summary prospectuses should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

THE TARGET PORTFOLIO TRUST	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Total Return Bond (Class T)	TATBX	875921884
Large Capitalization Growth (Class T)	TALGX	875921207	Mortgage Backed Securities (Class T)	TGMBX	875921702
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class T)	TASGX	875921405	Large Capitalization Value (Class T)	TALVX	875921108
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class R)	TTBRX	875921819

TMF158E2    0246240-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013